UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2007

[LOGO OF USAA]
   USAA(R)

                          USAA EXTENDED MARKET
                                 INDEX Fund

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

                          S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JUNE 30, 2007

37757-0807                                 (c)2007, USAA.  All rights reserved.

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2
MANAGER'S COMMENTARY                                                          4
FUND RECOGNITION                                                              6
INVESTMENT OVERVIEW                                                           8
FINANCIAL INFORMATION
   USAA EXTENDED MARKET INDEX FUND:
     Financial Statements                                                    13
     Financial Highlights                                                    16
     Notes to Financial Statements                                           17
EXPENSE EXAMPLE                                                              24
ADVISORY AGREEMENTS                                                          26
MASTER EXTENDED MARKET INDEX SERIES:
     Schedule of Investments                                                 33
     Financial Statements                                                    79
     Financial Highlights                                                    82
     Notes to Financial Statements                                           83

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. ALL RIGHTS RESERVED.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "
                                     ...IF THE VOLATILITY KEEPS YOU UP AT
 [PHOTO OF CHRISTOPHER W. CLAUS]    NIGHT, YOU MIGHT CONSIDER REDUCING THE
                                        OVERALL RISK OF YOUR PORTFOLIO.
                                                       "
                                                                     August 2007
--------------------------------------------------------------------------------

         What summer doldrums? Investors have grown accustomed to flat or uneven markets during the dog days of summer. But 2007 is clearly an exception. Until July, the global equity markets were rising - some setting new records - as easy access to capital fueled takeovers by private equity groups, merger activity, and new investments.

         But as I've written many times in these pages, investors have been complacent about the risk in the markets. In July, that game of musical chairs came abruptly to a halt when several subprime lenders collapsed. The bad news appeared to have tipped the scales. Investors started selling their subprime holdings, and their jitters spread to other securities that were - fairly or unfairly - perceived as risky. In the fixed-income market, for example, we saw a dramatic flight to quality as investors abandoned lower-quality bonds and flocked to the safe haven of Treasuries.

         As I write to you, banks are struggling to find buyers for the loans they used to finance the wave of leveraged buyouts. Many deals were delayed or cancelled outright. Meanwhile, some large hedge funds were forced to close. Liquidity, which had been driving market appreciation, has dried up in what is commonly called a "credit crunch."

         Investors finally have started to factor risk back into their decision-making and are asking important questions: How

 . . . C O N T I N U E D
========================--------------------------------------------------------

         far-reaching will the subprime-lending problems be? Has the housing market reached its low point? Is the boom in deal-making and buyouts over? As a result, volatility is back in a big way in both the stock and bond markets.

         Nonetheless, the global economy appears to be in relatively good shape. Although U.S. economic expansion has slowed, most economists expect 2007 GDP growth to come in near 2%. Corporate earnings - in double digits last year - should remain respectable at 7% or 8%. Inflation also seems to be moderating toward the Federal Reserve Board's goal of 2% annually.

         It may take a few months for the markets to find equilibrium. In the meantime, investors who can tolerate the volatility may find attractive long-term values in global large-cap growth stocks. But if the volatility keeps you up at night, you might consider reducing the overall risk of your portfolio.

         Whatever your needs, we stand ready to assist you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your faith and trust in us. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

PERFORMANCE

         For the six months ended June 30, 2007, the USAA Extended Market Index Fund met its objective of closely tracking the return of its benchmark, the Dow Jones Wilshire 4500 Completion Index (Full Cap). For the semiannual period ended June 30, 2007, the index returned 9.39%, while the USAA Extended Market Index Fund returned 9.09%.

PERFORMANCE ANALYSIS

         U.S. equity markets generally gained ground in the first half of 2007. Mid-cap stocks outperformed their large- and small-cap counterparts, with the Russell Midcap(R) Index rising 9.90%, versus the respective 7.18% and 6.45% returns of the large-cap Russell 1000(R) Index and the small-cap Russell 2000(R) Index.

         The first quarter of 2007 marked the end of the multimonth trend of significant advances in the U.S. equity markets, highlighted by the significant decline in the Chinese equity market at the end of February that sparked a ripple effect through most global markets. In the United States, weaker economic data, the possibility of a recession (raised by former Federal Reserve Board (the Fed) Chairman Alan Greenspan), the subprime mortgage industry fallout, and an always-precarious geopolitical situation were among the catalysts behind a 416-point plunge in the Dow Jones Industrial Average on February 27.

         The second quarter was another jarring ride for investors. U.S. equity markets continued to post gains as strong deal activity, solid global growth, and an easing of inflation pressures helped to drive stock prices higher. Then, June proved to be a difficult month. Stocks recorded their worst monthly performance since February as investors struggled to digest higher bond yields, inflationary pressures, and changing expectations of Fed monetary policy.

         THE UNMANAGED RUSSELL MIDCAP INDEX INCLUDES THE SMALLEST 800 SECURITIES IN THE RUSSELL 1000. o THE UNMANAGED RUSSELL 1000 INDEX REPRESENTS THE LARGE-CAP SEGMENT OF THE U.S. EQUITY UNIVERSE REPRESENTING APPROXIMATELY 92% OF THE U.S. MARKET. o THE UNMANAGED RUSSELL 2000 INDEX CONSISTS OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX AND IS A WIDELY RECOGNIZED SMALL-CAP INDEX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The Fed left the federal funds target rate unchanged at 5.25% during the first six months of 2007. Its June 28 meeting marked the eighth consecutive pause following increases at each of its 17 meetings held between June 2004 and June 2006.

         Corporate profit growth has remained resilient, though first-quarter earnings growth levels weakened, falling below the 10% mark for the first time in several years. For 2007, the consensus envisions roughly 7% growth in company earnings - not trivial, but a far cry from the 15% increase in 2006. Recent revisions have, however, been positive. Additionally, with the market already braced for a sharp earnings slowdown, it appears unlikely that the deceleration will deliver a weaker equity market.

         The most recent Consumer Price Index (CPI) data from the U.S. Department of Labor reflected an upswing in inflation. The CPI rose at a seasonally adjusted rate of 0.7% in May 2007, following an increase of 0.4% in April. Energy and medical care costs contributed significantly to the increase, advancing 5.4% and 2.8%, respectively, during the month. The rise in energy costs was fueled by a notable increase in gasoline prices. However, core inflation - the CPI excluding food and energy costs - was up just 0.1%. The CPI rose at an unadjusted rate of 2.7% over the previous 12 months.

         We will continue monitoring economic conditions and how they affect the financial markets as we seek to closely track the performance of the index.

         THIS MATERIAL IS NOT INTENDED TO BE RELIED UPON AS A FORECAST, RESEARCH, OR INVESTMENT ADVICE, AND IS NOT A RECOMMENDATION, OFFER, OR SOLICITATION TO BUY OR SELL ANY SECURITIES OR TO ADOPT ANY INVESTMENT STRATEGY. THE OPINIONS EXPRESSED ARE AS OF JUNE 2007 AND MAY CHANGE AS SUBSEQUENT CONDITIONS VARY. THE INFORMATION AND OPINIONS CONTAINED IN THIS MATERIAL ARE DERIVED FROM PROPRIETARY AND NONPROPRIETARY SOURCES DEEMED BY BLACKROCK TO BE RELIABLE, ARE NOT NECESSARILY ALL-INCLUSIVE, AND ARE NOT GUARANTEED AS TO ACCURACY. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. ANY INVESTMENTS NAMED WITHIN THIS MATERIAL MAY NOT NECESSARILY BE HELD IN ANY ACCOUNTS MANAGED BY BLACKROCK. RELIANCE UPON INFORMATION IN THIS MATERIAL IS AT THE SOLE DISCRETION OF THE READER.

         (C)2007 BLACKROCK, INC. ALL RIGHTS RESERVED.

6

 F U N D
==============------------------------------------------------------------------
               RECOGNITION

USAA EXTENDED MARKET INDEX FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
                         out of 385 mid-cap blend funds
                      for the period ending June 30, 2007:

                                  OVERALL RATING
                                  *   *   *   *

         3-YEAR                      5-YEAR                      10-YEAR
         * * *                       * * * *                       N/A
    out of 385 funds             out of 317 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA EXTENDED MARKET INDEX FUND

   [LOGO OF LIPPER LEADER CONSISTENT RETURN]   [LOGO OF LIPPER LEADER EXPENSE]

The Fund is listed as a Lipper Leader for Consistent Return of 258 funds and for Expense of 103 funds within the Lipper Mid-Cap Core Funds category for the overall period ending June 30, 2007. The Fund received a Lipper Leader rating for Consistent Return among 258 and 217 funds and for Expense among 103 and 93 funds for the three- and five-year periods, respectively. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of June 30, 2007. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE CONSISTENT RETURN AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EXTENDED MARKET INDEX FUND (Ticker Symbol: USMIX)

OBJECTIVE
--------------------------------------------------------------------------------

Seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap).

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio or the Series), which is a separate fund advised by BlackRock Advisors, LLC, with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones Wilshire 4500 Completion Index (Full Cap).

--------------------------------------------------------------------------------
                                       6/30/07                     12/31/06
--------------------------------------------------------------------------------
Net Assets                         $312.1 Million               $252.8 Million
Net Asset Value Per Share              $14.52                      $13.31

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/07
--------------------------------------------------------------------------------
12/31/06 TO 6/30/07*       1 YEAR       5 YEARS      SINCE INCEPTION ON 10/27/00
       9.09%               19.47%       15.91%                 7.61%

-----------------------------
      EXPENSE RATIO**
-----------------------------
Before Reimbursement    0.82%
After Reimbursement     0.50%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING EXPENSES OF THE EXTENDED MARKET PORTFOLIO, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS
(ANA). THE AFTER REIMBURSEMENT EXPENSE RATIO, WHICH INCLUDES EXPENSES OF THE EXTENDED MARKET PORTFOLIO, REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.50%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                          DOW JONES WILSHIRE 4500          USAA EXTENDED MARKET
                        COMPLETION INDEX (FULL CAP)             INDEX FUND
10/31/00                       $10,000.00                       $10,000.00
11/30/00                         8,295.46                         8,500.00
12/31/00                         8,831.17                         9,000.00
01/31/01                         9,301.95                         9,375.00
02/28/01                         8,165.58                         8,336.54
03/31/01                         7,418.83                         7,653.85
04/30/01                         8,214.29                         8,413.46
05/31/01                         8,409.09                         8,596.15
06/30/01                         8,474.03                         8,634.62
07/31/01                         8,068.18                         8,269.23
08/31/01                         7,678.57                         7,884.62
09/30/01                         6,688.31                         6,884.62
10/31/01                         7,045.46                         7,230.77
11/30/01                         7,597.40                         7,788.46
12/31/01                         8,003.25                         8,187.68
01/31/02                         7,857.14                         8,040.60
02/28/02                         7,629.87                         7,815.07
03/31/02                         8,149.35                         8,344.57
04/30/02                         8,068.18                         8,246.52
05/31/02                         7,889.61                         8,050.41
06/30/02                         7,353.90                         7,501.29
07/31/02                         6,639.61                         6,765.87
08/31/02                         6,672.08                         6,805.09
09/30/02                         6,217.53                         6,344.23
10/31/02                         6,428.57                         6,559.95
11/30/02                         6,866.88                         7,001.21
12/31/02                         6,574.68                         6,697.70
01/31/03                         6,428.57                         6,549.95
02/28/03                         6,266.23                         6,392.36
03/31/03                         6,363.64                         6,490.85
04/30/03                         6,899.35                         7,032.58
05/31/03                         7,548.70                         7,712.20
06/30/03                         7,727.27                         7,879.64
07/31/03                         8,084.42                         8,234.23
08/31/03                         8,425.33                         8,578.96
09/30/03                         8,327.92                         8,460.77
10/31/03                         8,961.04                         9,110.84
11/30/03                         9,269.48                         9,416.17
12/31/03                         9,464.29                         9,607.34
01/31/04                         9,805.20                         9,933.86
02/29/04                         9,967.53                        10,111.95
03/31/04                        10,016.24                        10,161.42
04/30/04                         9,610.39                         9,735.97
05/31/04                         9,756.50                         9,884.38
06/30/04                        10,016.24                        10,151.53
07/31/04                         9,448.05                         9,587.56
08/31/04                         9,464.29                         9,587.56
09/30/04                         9,837.66                         9,963.54
10/31/04                        10,064.94                        10,171.32
11/30/04                        10,746.75                        10,863.92
12/31/04                        11,217.53                        11,328.97
01/31/05                        10,844.16                        10,946.30
02/28/05                        11,038.96                        11,147.71
03/31/05                        10,844.16                        10,966.44
04/30/05                        10,487.01                        10,593.85
05/31/05                        11,103.90                        11,218.20
06/30/05                        11,461.04                        11,570.66
07/31/05                        12,094.16                        12,195.01
08/31/05                        11,948.05                        12,054.03
09/30/05                        12,029.22                        12,124.52
10/31/05                        11,769.48                        11,862.69
11/30/05                        12,321.43                        12,436.69
12/31/05                        12,368.74                        12,474.81
01/31/06                        13,149.35                        13,258.35
02/28/06                        13,019.48                        13,144.94
03/31/06                        13,522.73                        13,639.81
04/30/06                        13,571.43                        13,691.36
05/31/06                        13,035.72                        13,114.01
06/30/06                        13,051.95                        13,134.63
07/31/06                        12,678.57                        12,763.48
08/31/06                        12,970.78                        13,031.54
09/30/06                        13,116.88                        13,175.87
10/31/06                        13,766.24                        13,825.39
11/30/06                        14,285.72                        14,330.57
12/31/06                        14,350.65                        14,384.92
01/31/07                        14,837.66                        14,860.45
02/28/07                        14,756.50                        14,773.99
03/31/07                        14,918.83                        14,925.30
04/30/07                        15,259.74                        15,260.33
05/31/07                        15,892.86                        15,897.98
06/30/07                        15,698.05                        15,692.64

                               [END CHART]

         DATA FROM 10/31/00* THROUGH 6/30/07.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITION.

         *THE PERFORMANCE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX IS CALCULATED FROM THE END OF THE MONTH, OCTOBER 31, 2000, WHILE THE DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX IS OCTOBER 27, 2000. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The graph on page 9 illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones Wilshire 4500 Completion Index (Full Cap), which is a market-capitalization-weighted index of approximately 4,700 U.S. equity securities. It includes all the stocks in the Dow Jones Wilshire 5000 Composite Index (Full Cap) except for stocks included in the S&P 500 Index.

         DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) IS A SERVICE MARK OF DOW JONES & COMPANY, INC. AND WILSHIRE ASSOCIATES INCORPORATED. NEITHER DOW JONES NOR WILSHIRE HAS ANY RELATIONSHIP TO THE FUND OTHER THAN THE LICENSING AND SUBLICENSING OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUND. o DOW JONES AND WILSHIRE DO NOT SPONSOR, ENDORSE, SELL, OR PROMOTE THE FUND; RECOMMEND THAT ANY PERSON INVEST IN THE FUND OR ANY OTHER SECURITIES; HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT, OR PRICING OF THE FUND; HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT, OR MARKETING OF THE FUND; CONSIDER THE NEEDS OF THE FUND OR THE OWNERS OF THE FUND IN DETERMINING, COMPOSING, OR CALCULATING THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL
         CAP), OR HAVE ANY OBLIGATION TO DO SO.

         NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND. SPECIFICALLY, NEITHER DOW JONES NOR WILSHIRE MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES AND WILSHIRE DISCLAIM ANY WARRANTY ABOUT: THE RESULTS TO BE OBTAINED BY THE FUND, THE OWNER OF THE FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND THE DATA INCLUDED IN THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP); THE ACCURACY OR COMPLETENESS OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND ANY RELATED DATA; THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND/OR ITS RELATED DATA; NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL
         CAP) OR RELATED DATA; UNDER NO CIRCUMSTANCES WILL DOW JONES OR WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES OR WILSHIRE KNOWS THAT THEY MIGHT OCCUR. o THE LICENSING AGREEMENT BETWEEN BLACKROCK ADVISORS, LLC (OR ITS PREDECESSOR), DOW JONES, AND WILSHIRE, AND THE SUBLICENSING AGREEEMENT BETWEEN THE FUND AND BLACKROCK ADVISORS, LLC (OR ITS PREDECESSOR), ARE SOLELY FOR THE BENEFIT OF THE PARTIES TO THESE AGREEMENTS AND NOT FOR THE BENEFIT OF THE OWNERS OF THE USAA EXTENDED MARKET INDEX FUND OR ANY OTHER THIRD PARTIES.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                   TOP 10 HOLDINGS*
                   (% of Net Assets)
------------------------------------------------------

Berkshire Hathaway, Inc. Class A                 3.1%

Genentech, Inc.                                  1.6%

Time Warner Cable, Inc.                          0.8%

Accenture Ltd. Class A                           0.7%

Las Vegas Sands Corp.                            0.6%

Mastercard, Inc. Class A                         0.6%

MGM Mirage                                       0.6%

Southern Copper Corp.                            0.6%

Berkshire Hathaway, Inc. Class B                 0.4%

EchoStar Communications Corp. Class A            0.4%

------------------------------------------------------
                  TOP 10 INDUSTRIES*
                   (% of Net Assets)
------------------------------------------------------

Miscellaneous Finance                            10.4%

Business Services                                10.3%

Drugs & Medicine                                  8.9%

Electronics                                       6.2%

Real Property                                     4.7%

Insurance                                         4.5%

Energy & Raw Materials                            4.0%

Domestic Oil                                      3.8%

Energy & Utilities                                3.7%

Banks                                             3.6%

         *PERCENTAGES ARE OF THE NET ASSETS OF THE MASTER EXTENDED MARKET INDEX
          SERIES (THE SERIES), NOT OF THE NET ASSETS OF THE FUND.

            YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE SERIES OWNS ON PAGES 33-78.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                    ASSET ALLOCATION*
                        6/30/2007

             [PIE CHART OF ASSET ALLOCATION]

Miscellaneous Finance                              10.4%
Business Services                                  10.3
Drugs & Medicine                                    8.9
Electronics                                         6.2
Real Property                                       4.7
Insurance                                           4.5
Energy & Raw Materials                              4.0
Domestic Oil                                        3.8
Energy & Utilities                                  3.7
Banks                                               3.6
Producer Goods                                      3.5
Media                                               3.3
Retail                                              2.8
Telephone                                           2.8
Travel & Recreation                                 2.4
Chemicals                                           2.1
Other**                                            28.8

         *PERCENTAGES ARE OF THE NET ASSETS OF THE MASTER EXTENDED MARKET INDEX
          SERIES (THE SERIES), NOT OF THE NET ASSETS OF THE FUND.

         **INDUSTRIES WITH LESS THAN 2.0% OF THE SERIES' NET ASSETS AND
           SHORT-TERM SECURITIES.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

ASSETS
  Investment in Master Extended Market Index Series, at fair value         $312,135,445
  Receivable for capital shares sold                                            633,158
  Receivable due from USAA Investment Management
     Company (Note 4B)                                                          251,691
                                                                           ------------
     Total assets                                                           313,020,294
                                                                           ------------
LIABILITIES
  Payable for purchase in Master Extended Market Index Series                   504,634
  Payable for capital shares redeemed                                           128,525
  Accrued transfer agency fees                                                    4,822
  Other accrued expenses and payables                                           244,622
                                                                           ------------
     Total liabilities                                                          882,603
                                                                           ------------
        Net assets applicable to capital shares outstanding                $312,137,691
                                                                           ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $241,354,032
  Accumulated undistributed net investment income                             1,354,579
  Accumulated net realized gain from investments and
     futures transactions                                                    11,528,440
  Net unrealized appreciation on investments and futures contracts           57,900,640
                                                                           ------------
        Net assets applicable to capital shares outstanding                $312,137,691
                                                                           ============
  Capital shares outstanding                                                 21,493,100
                                                                           ============
  Net asset value, redemption price, and offering price per share          $      14.52
                                                                           ============

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE MASTER EXTENDED MARKET INDEX SERIES (THE SERIES) ATTACHED.

14

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

USAA EXTENDED MARKET INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME
  Allocated from Master Extended Market Index Series:
     Dividends (net of $1,814 foreign withholding tax)                 $ 1,365,798
     Interest from affiliates                                              538,517
     Securities lending - net                                              140,144
                                                                       -----------
         Total income                                                    2,044,459
            Expenses                                                       (98,276)
                                                                       -----------
  Net allocated investment income                                        1,946,183
                                                                       -----------
FUND EXPENSES
  Administration and servicing fees                                        541,237
  Transfer agent's fees                                                    350,990
  Custody and accounting fees                                                1,992
  Shareholder reporting fees                                                24,646
  Postage                                                                   32,329
  Trustees' fees                                                             4,189
  Registration fees                                                         22,699
  Professional fees                                                         29,940
  Other                                                                      4,042
                                                                       -----------
     Total Fund expenses before reimbursement                            1,012,064
  Expenses paid indirectly                                                    (838)
  Expenses reimbursed - transfer agent's fees (Note 4C)                       (312)
  Expenses reimbursed                                                     (391,336)
                                                                       -----------
     Total Fund expenses after reimbursement                               619,578
                                                                       -----------
NET INVESTMENT INCOME                                                    1,326,605
                                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES
  Net realized gain from investment transactions                         6,098,565
  Net realized gain from futures transactions                            1,345,541
  Net change in unrealized appreciation/depreciation on
      investments and futures contracts                                 15,689,646
                                                                       -----------
         Net allocated realized and unrealized gain on
            investments and futures contracts                           23,133,752
                                                                       -----------
  Increase in net assets from operations                               $24,460,357
                                                                       ===========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE SERIES ATTACHED.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

USAA EXTENDED MARKET INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2006

                                                                     6/30/2007      12/31/2006
                                                                  ----------------------------
FROM OPERATIONS
   Net investment income                                          $  1,326,605    $  2,652,561
   Net realized gain from investment transactions                    6,098,565      13,897,087
   Net realized gain from futures transactions                       1,345,541       1,071,598
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                          15,689,646      12,798,142
                                                                  ----------------------------
Net increase in net assets from operations                          24,460,357      30,419,388
                                                                  ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                     -      (2,624,587)
   Net realized gains                                                        -      (9,067,327)
                                                                  ----------------------------
      Distributions to shareholders                                          -     (11,691,914)
                                                                  ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        65,373,687      99,390,219
   Reinvested dividends                                                  1,240      11,500,274
   Cost of shares redeemed                                         (30,541,509)    (50,975,128)
                                                                  ----------------------------
Net increase in net assets from capital share
   transactions                                                     34,833,418      59,915,365
                                                                  ----------------------------
Capital contribution from USAA Transfer
   Agency Company (Note 4C)                                                331           1,273
                                                                  ----------------------------
Net increase in net assets                                          59,294,106      78,644,112
NET ASSETS
   Beginning of period                                             252,843,585     174,199,473
                                                                  ----------------------------
   End of period                                                  $312,137,691    $252,843,585
                                                                  ============================
Accumulated undistributed net investment income
   End of period                                                  $  1,354,579    $     27,974
                                                                  ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       4,688,807       7,699,295
   Shares issued for reinvested dividends                                   92         853,788
   Shares redeemed                                                  (2,188,580)     (3,961,620)
                                                                  ----------------------------
Increase in shares outstanding                                       2,500,319       4,591,463
                                                                  ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE SERIES ATTACHED.

16

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                 SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30,                               YEAR ENDED DECEMBER 31,
                                -----------------------------------------------------------------------------------------------
                                     2007              2006             2005             2004             2003             2002
                                -----------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE
Net asset value at
   beginning of period          $  13.31           $  12.10         $  11.25         $   9.71          $  6.80          $  8.35
                                -----------------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income             .06                .14              .08              .06              .06(a)           .04
   Net realized and
      unrealized gain
      (loss) on investments
      and futures transactions      1.15               1.71             1.06             1.68             2.89(a)         (1.56)
                                -----------------------------------------------------------------------------------------------
Total from investment
   operations                       1.21               1.85             1.14             1.74             2.95(a)         (1.52)
                                -----------------------------------------------------------------------------------------------
Less distributions:
   From net investment income          -               (.14)            (.08)            (.14)            (.04)            (.03)
   From realized capital gains         -               (.50)            (.21)            (.06)               -                -
                                -----------------------------------------------------------------------------------------------
Total distributions                    -               (.64)            (.29)            (.20)            (.04)            (.03)
                                -----------------------------------------------------------------------------------------------
Net asset value at end of
   period                       $  14.52           $  13.31          $  12.10         $  11.25         $  9.71          $  6.80
                                ===============================================================================================
Total return (%)*                   9.09(e)           15.31             10.11            17.92           43.44           (18.20)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of
   period (000)                 $312,138           $252,844          $174,199         $121,169         $71,423          $25,303
Ratios to average
   net assets:**
   Expenses, including
      expenses of the
      Master Extended Market
      Index Series (%)(b)            .50(c),(d),(e)     .50(c)            .50(c)           .50(c)          .50              .50
   Expenses before
      reimbursements,
      including expenses
      of the Master
      Extended Market Index
      Series (%)                     .78(c),(d),(e)     .82(c)            .76(c)           .80(c)          .96             1.32
   Net investment income (%)         .93(d)            1.23               .84              .70             .74              .73
Portfolio turnover (%)***              8                 24                18               23              15               28

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended June 30, 2007, average net assets were $287,221,206.
***  Represents the portfolio turnover of the Master Extended Market Index
     Series.
 (a) Calculated using average shares.
 (b) Effective October 27, 2000, the Manager voluntarily agreed to limit the Fund's expenses to 0.50% of the Fund's average net assets.
 (c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
 (d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (e) For the six-month period ended June 30, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE SERIES ATTACHED.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap). The Dow Jones Wilshire 4500 Completion Index (Full
         Cap) measures the performance of all small- and mid-cap stocks included in the Dow Jones Wilshire 5000 Composite Index (Full Cap) less the stocks in the S&P 500 Index.

         USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.
         At June 30, 2007, the Fund's investment was 80.68% of the Series.

         The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

           A. VALUATION OF INVESTMENTS - The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 1A of the Series' financial statements included elsewhere in this report.

           B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              unrealized gains and losses. In addition, the Fund accrues its own expenses.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended June 30, 2007, these bank credits reduced the Fund's expenses by $838.

           E. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           F. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended June 30, 2007, the Fund paid CAPCO facility fees of $210, which represents 0.7% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. ADMINISTRATION AND SERVICING FEES - The Manager provides administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              paid monthly at an annualized rate of 0.38% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $541,237.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended June 30, 2007, the Fund reimbursed the Manager $2,727 for these legal and tax services.

              Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. For the six-month period ended June 30, 2007, the Manager incurred subadministration fees, paid or payable to BlackRock, of $51,425.

           B. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2007, the Fund incurred reimbursable expenses of $391,336, of which $251,691 was receivable from the Manager.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2007, the Fund incurred transfer agent's fees paid or payable to SAS,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              of $350,990. For the six-month period ended June 30, 2007, SAS voluntarily reimbursed the Fund $312 for expenses related to certain shareholder transactions. Additionally, the Fund recorded a capital contribution from SAS of $331 for adjustments related to corrections to certain other shareholder transactions.

           D. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

           E. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund net asset value (NAV) calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its annual report on December 31, 2007. The Manager has begun to evaluate the application of FIN 48 to the Fund and, based on the analysis completed to date, does not anticipate a material impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

24

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administrative fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007, through June 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                      BEGINNING              ENDING             DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE        JANUARY 1, 2007 -
                                   JANUARY 1, 2007        JUNE 30, 2007         JUNE 30, 2007 -
                                   -------------------------------------------------------------
Actual                                $1,000.00             $1,090.90               $2.59
Hypothetical
  (5% return before expenses)          1,000.00              1,022.32                2.51

         *Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 9.09% for the six-month period of January 1, 2007, through June 30, 2007.

26

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things, (a) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (b) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (c) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and services provided by the Manager. At the meeting at which renewal of the Management Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         Management Agreement included certain information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         The Trustees took into account the fact that the Fund operates in a master-feeder structure through which the Fund invests all of its investable assets in the Extended Market Index Series (the "Master Fund"), a separate registered investment company advised by Fund Asset Management, L.P. (the "Adviser").

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. The Board noted that the Manager receives no investment advisory fee for serving as the investment adviser to the Fund so long as the Fund is operated in a master-feeder structure. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

28

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Adviser to the Master Fund. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Master Fund's operations and of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Management Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads or with front-end loads), asset size, and expense components (the "expense group"). Among other data,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         the Board noted that the Fund's management fee rate - which reflects the advisory fee paid by the Master Fund to the Adviser as well as administrative services provided to the Fund by the Manager and its affiliates and the effects of any reimbursements - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and was the median of its expense universe. The Board noted that the Manager does not receive an advisory fee from the Fund for the services that it provides under the Management Agreement. The Trustees took into account that the management fee and total expenses reflected both the expenses of the Fund as well as those of the Master Fund and that the Master Fund's advisory fee was below the median of the Fund's expense group. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board also took into account the various services provided to the Fund by the Manager and its affiliates. The Trustees also noted the high level of correlation between the Fund and its corresponding index and the relatively low tracking error between the two, and noted that it reviews such information on a quarterly basis. The Trustees also noted management's discussion of the peer group of the Fund.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings detailed information about the Fund's and the Master Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary

30

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2006.

         COMPENSATION AND PROFITABILITY. The Board noted that the Manager does not receive an advisory fee from the Fund under the Management Agreement. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed the Fund for expenses. In reviewing the overall profitability of the Fund to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

         ECONOMIES OF SCALE. With respect to the consideration of any economies of scale to be realized by the Fund, the Board took into account that the Manager does not receive any advisory fees under the Management Agreement and that the management fee reflects the advisory fee paid at the Master Fund level to the Master Fund's Adviser. The Board determined that the current fee structure was reasonable. The Board also considered the effects of the Fund's growth and size on the Fund's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (a) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (b) the Manager maintains an appropriate compliance program; (c) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (d) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (e) the Manager's level of profitability, if any, from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the interests of the Fund and its shareholders.

                            Semiannual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
COMMON STOCKS
  AEROSPACE - 0.9%
  2,600     AeroVironment, Inc.(a)                                   $     53,586
    200     Aerosonic Corp.(a)                                              1,540
  2,800     Argon ST, Inc.(a)                                              64,988
  2,700     Armor Holdings, Inc.(a)                                       234,549
  3,600     Crane Co.                                                     163,620
  1,600     Cubic Corp.                                                    48,288
  2,633     DRS Technologies, Inc.                                        150,785
  2,700     EDO Corp.                                                      88,749
  2,700     ESCO Technologies, Inc.(a)                                     97,902
  1,200     EnPro Industries, Inc.(a)                                      51,348
  2,400     Esterline Technologies Corp.(a)                               115,944
 16,800     Garmin Ltd.(f)                                              1,242,686
  5,500     GenCorp, Inc.(a),(f)                                           71,885
  1,792     Heico Corp. Class A                                            62,989
  2,700     KVH Industries, Inc.(a)                                        23,679
  2,900     Kaman Corp. Class A                                            90,450
    800     MTC Technologies, Inc.(a)                                      19,648
  9,500     SAIC, Inc.(a)                                                 171,665
    500     SPACEHAB, Inc.(a)                                                 320
    700     SatCon Technology Corp.(a),(f)                                    847
 10,900     Spirit Aerosystems Holdings, Inc. Class A(a)                  392,935
  1,900     Teledyne Technologies, Inc.(a)                                 87,305
  9,634     Trimble Navigation Ltd.(a)                                    310,205
  3,300     Veeco Instruments, Inc.(a)                                     68,442
                                                                     ------------
                                                                        3,614,355
                                                                     ------------
  AIR TRANSPORT - 0.9%
  2,100     AAR Corp.(a)                                                   69,321
 18,400     AMR Corp.(a),(g)                                              484,840
  5,300     AirTran Holdings, Inc.(a)                                      57,876
  4,900     Aircastle Ltd.                                                195,069
  1,700     Alaska Air Group, Inc.(a)                                      47,362
  2,300     Allegiant Travel Co.(a)                                        70,702
  2,100     Atlas Air Worldwide Holdings, Inc.(a)                         123,774
  1,200     Aviation General, Inc.(a)                                           -
  7,070     Continental Airlines, Inc. Class B(a)                         239,461
 21,100     Delta Air Lines, Inc.(a)                                      415,670
  2,495     EGL, Inc.(a)                                                  115,968
  1,600     ExpressJet Holdings, Inc.(a)                                    9,568
  6,200     Frontier Airlines Holdings, Inc.(a),(f)                        34,720
    700     Great Lakes Aviation Ltd.(a)                                    1,855
  7,402     Hawaiian Holdings, Inc.(a)                                     27,017
 14,175     JetBlue Airways Corp.(a),(f)                                  166,556
  1,600     LMI Aerospace, Inc.(a)                                         38,864
  1,400     MAIR Holdings, Inc.(a)                                          9,240
  2,000     Mesa Air Group, Inc.(a)                                        13,220
    800     Midwest Air Group, Inc.(a)                                     12,016
 21,100     Northwest Airlines Corp.(a)                                   468,420
  2,200     PHI, Inc.(a)                                                   65,538
  2,900     Pinnacle Airlines Corp.(a)                                     54,375
  1,900     Republic Airways Holdings, Inc.(a)                             38,665
  5,500     SkyWest, Inc.                                                 131,065
  2,700     TransDigm Group, Inc.(a)                                      109,242
  8,430     UAL Corp.(a),(f)                                              342,174
  6,359     US Airways Group, Inc.(a)                                     192,487
    200     Vanguard Airlines, Inc.(a)                                          -
                                                                     ------------
                                                                        3,535,065
                                                                     ------------
  APPAREL - 1.1%
  4,150     Aeropostale, Inc.(a)                                          172,972
  3,400     Ashworth, Inc.(a)                                              23,800
  8,150     bebe Stores, Inc.                                             130,482
  2,700     Brown Shoe Co., Inc.                                           65,664
  1,450     The Buckle, Inc.                                               57,130
  7,000     CROCS, Inc.(a)                                                301,210
  3,200     Cache, Inc.(a)                                                 42,464
  3,100     Carter's, Inc.(a)                                              80,414
  1,600     Cherokee, Inc.                                                 58,464
    500     Citi Trends, Inc.(a)                                           18,980
  3,200     Columbia Sportswear Co.                                       219,776
  1,300     Deckers Outdoor Corp.(a)                                      131,170
    900     Dixie Group, Inc.(a)                                           11,250
    900     Escalade, Inc.                                                  8,406
    600     Finlay Enterprises, Inc.(a)                                     3,222

34

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  4,317     Fossil, Inc.(a)                                          $    127,308
  1,200     G-III Apparel Group, Ltd.(a)                                   18,948
  2,600     GSI Commerce, Inc.(a)                                          59,046
  6,700     Guess?, Inc.                                                  321,868
  2,100     Hartmarx Corp.(a)                                              16,737
  2,900     Heelys, Inc.(a),(f)                                            74,994
  4,581     Iconix Brand Group, Inc.(a)                                   101,790
  2,300     Innovo Group, Inc.(a)                                           4,002
  4,100     J. Crew Group, Inc.(a)                                        221,769
  2,056     Jos. A. Bank Clothiers, Inc.(a)                                85,262
  3,200     K-Swiss, Inc. Class A                                          90,656
  3,100     Kellwood Co.                                                   87,172
  2,000     Kenneth Cole Productions, Inc. Class A                         49,400
    500     Lacrosse Footwear, Inc.                                         9,035
  2,600     Maidenform Brands, Inc.(a)                                     51,636
  1,200     Mothers Work, Inc.(a)                                          37,524
  2,600     New York & Co.(a)                                              28,496
  1,600     Oxford Industries, Inc.                                        70,944
  2,100     Perry Ellis International, Inc.(a)                             67,557
  3,300     Phillips-Van Heusen Corp.                                     199,881
  1,000     Phoenix Footwear Group, Inc.(a)                                 3,300
  1,400     Quaker Fabric Corp.(a)                                          1,596
  7,200     Quiksilver, Inc.(a)                                           101,736
  1,000     Rocky Brands, Inc.(a)                                          18,520
  2,700     Skechers U.S.A., Inc. Class A(a)                               78,840
  2,400     Stage Stores, Inc.                                             50,304
  2,100     Steven Madden Ltd.                                             68,796
  2,400     Stride Rite Corp.                                              48,624
  1,500     Superior Uniform Group, Inc.                                   19,575
    200     Tandy Brands Accessories, Inc.                                  2,532
  2,900     Timberland Co. Class A(a)                                      73,051
  1,400     True Religion Apparel, Inc.(a),(f)                             28,462
  4,500     Under Armour, Inc. Class A(a)                                 205,425
  3,200     Unifi, Inc.(a)                                                  8,384
  2,200     Volcom, Inc.(a)                                               110,286
  4,200     The Warnaco Group, Inc.(a)                                    165,228
    300     Weyco Group, Inc.                                               8,079
  3,600     Wolverine World Wide, Inc.                                     99,756
    300     Xerium Technologies, Inc.                                       2,286
                                                                     ------------
                                                                        4,144,209
                                                                     ------------
 BANKS - 3.6%
  2,200     Alabama National Bancorp.                                     136,048
    200     Ameriana Bancorp                                                1,990
    400     American National Bankshares, Inc.                              9,000
  2,200     AmericanWest Bancorp                                           40,106
    720     Ameris Bancorp                                                 16,178
    700     Ames National Corp.                                            15,050
    457     Arrow Financial Corp.                                          10,059
  9,859     Associated Banc-Corp.                                         322,389
  1,200     BCSB Bankcorp, Inc.                                            12,912
  1,000     Bancfirst Corp.                                                42,820
  2,800     The Bancorp, Inc.(a)                                           62,608
  5,500     BancorpSouth, Inc.                                            134,530
  7,000     BankAtlantic Bancorp, Inc. Class A                             60,270
  1,000     BankFinancial Corp.                                            15,450
  6,100     Bank Mutual Corp.                                              70,333
    781     Bank of Granite Corp.                                          13,035
  3,500     Bank of Hawaii Corp.                                          180,740
    200     Bar Harbor Bankshares                                           6,340
    300     Berkshire Bancorp, Inc.                                         4,740
  4,300     Boston Private Financial Holdings, Inc.                       115,541
  3,799     Brookline Bancorp, Inc.                                        43,726
    500     Bryn Mawr Bank Corp.                                           11,490
  2,800     CFS Bancorp, Inc.                                              40,656
    300     Camden National Corp.                                          11,742
  1,100     Capital Bank Corp.                                             18,502
    625     Capital City Bank Group, Inc.                                  19,588
    420     Capitol Bancorp Ltd.                                           11,479
  6,640     Capitol Federal Financial                                     245,149
  4,800     Cardinal Financial Corp.                                       47,376
    210     Carrollton Bancorp                                              3,373
  2,975     Cascade Bancorp                                                68,812
  2,600     Centennial Bank Holdings, Inc.(a)                              22,022
  2,988     Center Bancorp, Inc.                                           44,103
    900     Center Financial Corp.                                         15,228
  1,300     Century Bancorp, Inc. Class A                                  29,276
  2,913     Chemical Financial Corp.                                       75,359
  2,333     Chittenden Corp.                                               81,538
    606     Citizens & Northern Corp.                                      11,853

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  7,885     Citizens Banking Corp.                                   $    144,296
  2,428     Citizens South Banking Corp.                                   30,641
    450     CityBank                                                       14,180
  1,500     City Holding Co.                                               57,495
  4,100     City National Corp.                                           311,969
    980     Clifton Savings Bancorp, Inc.                                  10,623
  1,250     CoBiz Financial, Inc.                                          22,650
 12,846     The Colonial BancGroup, Inc.                                  320,754
    500     Colony Bankcorp, Inc.                                           9,740
  2,030     Columbia Banking System, Inc.                                  59,378
    100     Comm Bancorp, Inc.                                              4,943
  4,939     Commerce Bancshares, Inc.                                     223,737
  2,100     Community Bancorp(a)                                           58,758
  1,600     Community Bank System, Inc.                                    32,032
  1,205     Community Banks, Inc.                                          38,825
    880     Community Trust Bancorp, Inc.                                  28,424
  6,600     Corus Bankshares, Inc.(f)                                     113,916
  5,140     Cullen/Frost Bankers, Inc.                                    274,836
 15,050     Doral Financial Corp.(a),(f)                                   17,759
  5,890     East-West Bancorp, Inc.                                       229,003
  1,400     EuroBancshares, Inc.(a)                                        12,698
  2,985     F.N.B. Corp.                                                   49,969
    300     FNB Corp.                                                      10,770
  1,406     FNB Financial Services Corp.                                   19,867
    300     FNB United Corp.                                                4,797
    300     Farmers Capital Bank Corp.                                      8,601
  2,000     Financial Institutions, Inc.                                   40,380
    600     First Bancorp, North Carolina                                  11,238
  8,600     First BanCorp, Puerto Rico                                     94,514
    750     First Busey Corp.                                              14,993
  3,500     First Cash Financial Services, Inc.(a)                         82,040
  3,000     First Charter Corp.                                            58,410
    700     First Citizens BancShares, Inc. Class A                       136,080
  4,100     First Commonwealth Financial Corp.                             44,772
  1,200     First Federal Bancshares of Arkansas, Inc.                     28,404
  4,910     First Financial Bancorp                                        73,601
    666     First Financial Bankshares, Inc.                               25,847
    326     First Financial Service Corp.                                   9,271
    600     First M&F Corp.                                                11,178
    815     First Merchants Corp.                                          19,584
  4,975     First Midwest Bancorp, Inc.                                   176,662
  1,512     First Mutual Bancshares, Inc.                                  33,612
  9,806     First Niagara Financial Group, Inc.                           128,459
    400     The First of Long Island Corp.                                  8,152
    600     First Regional Bancorp(a)                                      15,264
  2,870     First Republic Bank                                           154,004
    600     First South Bancorp, Inc.(f)                                   16,140
  3,300     First State Bancorp.                                           70,257
  7,400     FirstMerit Corp.                                              154,882
  4,300     Franklin Bank Corp.(a)                                         64,070
  5,200     Frontier Financial Corp.                                      117,156
 12,111     Fulton Financial Corp.                                        174,641
    661     German American Bancorp, Inc.                                   9,089
    600     Great Southern Bancorp, Inc.                                   16,230
  4,564     Greater Bay Bancorp                                           127,062
    456     Greater Community Bancorp                                       7,182
  1,600     Hancock Holding Co.                                            60,080
  2,856     Hanmi Financial Corp.                                          48,723
  1,698     Harleysville National Corp.                                    27,372
    250     Hawthorn Bancshares, Inc.                                       8,125
    700     Heritage Commerce Corp.                                        16,576
  1,200     Home Federal Bancorp                                           34,356
    625     Horizon Financial Corp.                                        13,619
  2,100     Independent Bank Corp.                                         62,034
  2,200     Integra Bank Corp.                                             47,234
  2,175     Internet Capital Group, Inc.(a)                                26,970
  1,200     Intervest Bancshares Corp.                                     33,792
  1,500     Irwin Financial Corp.                                          22,455
  2,500     Jefferson Bancshares, Inc.                                     29,525
  4,500     Kearny Financial Corp.                                         60,660
    500     LSB Bancshares, Inc.                                            6,825
    500     Lakeland Financial Corp.                                       10,635
    250     MASSBANK Corp.                                                  8,350
    788     Macatawa Bank Corp.                                            12,529
    801     MainSource Financial Group, Inc.                               13,449
  2,070     Mercantile Bank Corp.                                          56,097
    350     Merchants Bancshares, Inc.                                      8,050
  1,000     Midwest Banc Holdings, Inc.                                    14,500
  1,460     NBT Bancorp, Inc.                                              32,938
  3,100     Nara Bancorp, Inc.                                             49,383
  1,733     National Penn Bancshares, Inc.                                 28,906

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  6,500     NetBank, Inc.                                            $      2,015
 11,300     NewAlliance Bancshares, Inc.                                  166,336
  2,200     North Valley Bancorp                                           52,734
    300     Northern States Financial Corp.                                 6,801
    157     Norwood Financial Corp.                                         5,142
    700     OceanFirst Financial Corp.                                     12,320
    875     Ohio Valley Banc Corp.                                         21,963
  5,332     Old National Bancorp                                           88,565
  1,686     Old Second Bancorp, Inc.                                       49,164
    546     Omega Financial Corp.                                          14,682
  1,394     Oriental Financial Group                                       15,209
  2,060     PFF Bancorp, Inc.                                              57,536
  1,000     Pamrapo Bancorp, Inc.                                          19,510
    830     Park National Corp.                                            70,376
    300     Parkvale Financial Corp.                                        8,913
    563     Peapack-Gladstone Financial Corp.                              15,240
    400     Pennsylvania Commerce Bancorp, Inc.(a)                         11,292
    200     Peoples Bancorp                                                 3,682
    595     Peoples Bancorp, Inc.                                          16,107
    363     Peoples Bancorp of North Carolina, Inc.                         7,147
  1,120     Peoples Banctrust Co., Inc.                                    27,821
  1,200     Peoples Financial Corp.                                        30,468
 26,017     People's United Financial, Inc.                               461,281
    380     Pinnacle Financial Partners, Inc.(a)                           11,157
 24,739     Popular, Inc.(f)                                              397,556
  2,000     Porter Bancorp, Inc.                                           45,520
  1,650     Preferred Bank                                                 66,000
  1,300     Premier Community Bankshares                                   41,964
  2,900     PrivateBancorp, Inc.                                           83,520
  4,400     Prosperity Bancshares, Inc.                                   144,144
  3,656     Provident Bankshares Corp.                                    119,844
  5,403     Provident New York Bancorp                                     72,995
  3,100     Prudential Bancorp, Inc. of Pennsylvania                       41,695
  1,348     Republic Bancorp, Inc. Class A                                 22,363
  3,146     Republic First Bancorp, Inc.(a)                                30,202
  1,300     Rockville Financial, Inc.                                      19,630
    785     Royal Bancshares of Pennsylvania Class A                       15,472
  1,500     S&T Bancorp, Inc.                                              49,350
  6,000     S1 Corp.(a)                                                    47,940
  3,175     SVB Financial Group(a)                                        168,624
    210     SY Bancorp, Inc.                                                4,990
    750     Sandy Spring Bancorp, Inc.                                     23,580
    188     Savannah Bancorp, Inc.                                          4,719
  2,870     Seacoast Banking Corp. of Florida                              62,423
    450     Shore Bancshares, Inc.                                         11,610
  3,400     Signature Bank(a)                                             115,940
    500     Simmons First National Corp. Class A                           13,795
  7,655     The South Financial Group, Inc.                               173,309
    525     Southside Bancshares, Inc.                                     11,403
  1,900     Southwest Bancorp, Inc.                                        45,676
    132     Southwest Georgia Financial Corp.                               2,594
    725     State Bancorp, Inc.                                            12,086
  2,605     Sterling Bancorp                                               41,758
  7,625     Sterling Bancshares, Inc.                                      86,239
    700     Suffolk Bancorp                                                22,344
    500     Summit Financial Group, Inc.                                    9,810
  1,247     Sun Bancorp, Inc.(a)                                           21,044
  1,000     Superior Bancorp(a)                                            10,230
  5,772     Susquehanna Bancshares, Inc.                                  129,120
 11,090     TCF Financial Corp.                                           308,302
 29,800     TFS Financial Corp.(a)                                        343,892
    400     Temecual Valley Bancorp, Inc.                                   7,076
  3,300     Texas Capital Bancshares, Inc.(a)                              73,755
    632     Tompkins Trustco, Inc.                                         23,637
    900     Trico Bancshares                                               20,124
  9,760     TrustCo Bank Corp. NY                                          96,429
  3,400     Trustmark Corp.                                                87,924
  9,750     UCBH Holdings, Inc.                                           178,133
  2,620     UMB Financial Corp.                                            96,599
  1,183     USB Holding Co., Inc.                                          22,548
  6,536     Umpqua Holdings Corp.                                         153,661
    750     Union Bankshares Corp.                                         17,400
 11,300     UnionBanCal Corp.                                             674,610
    336     United Bancorp, Inc.                                            3,518
  3,400     United Bankshares, Inc.                                       108,120
  1,632     United Community Financial Corp.                               16,287

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  1,800     United Western Bancorp, Inc.                             $     45,450
  8,612     Valley National Bancorp                                       193,686
  2,525     Vineyard National Bancorp                                      57,999
  2,800     Virginia Commerce Bancorp(a)                                   47,348
    450     Virginia Financial Group, Inc.                                  9,990
    900     WSFS Financial Corp.                                           58,887
    800     Washington Trust Bancorp, Inc.                                 20,168
  1,300     WesBanco, Inc.                                                 38,350
    800     West Coast Bancorp                                             24,312
  3,000     Westamerica Bancorp.                                          132,720
  1,300     Western Alliance Bancorp(a)                                    38,805
  6,125     Whitney Holding Corp.                                         184,363
  5,900     Wilmington Trust Corp.                                        244,909
  2,300     Wilshire Bancorp, Inc.                                         28,014
  2,750     Wintrust Financial Corp.                                      120,588
  1,500     Yardville National Bancorp                                     51,225
                                                                     ------------
                                                                       13,712,208
                                                                     ------------
  BUSINESS MACHINES - 1.5%
 30,290     3Com Corp.(a)                                                 125,098
  2,200     3D Systems Corp.(a),(f)                                        54,714
  3,700     ActivIdentity Corp.(a)                                         17,020
 17,100     Adaptec, Inc.(a)                                               65,151
  1,900     American Railcar Industries, Inc.                              74,100
  5,000     American Software Class A                                      51,500
  1,600     Analogic Corp.                                                117,616
  2,600     Arbitron, Inc.                                                133,978
  2,615     Avici Systems, Inc.                                            19,613
  3,400     Avocent Corp.(a)                                               98,634
 34,240     BEA Systems, Inc.(a)                                          468,746
  1,700     Black Box Corp.                                                70,346
 11,200     Borland Software Corp.(a)                                      66,528
    600     California First National Bancorp                               8,754
  1,750     Charles & Colvard Ltd.(f)                                       8,663
    700     Communication Intelligence(a)                                     120
  3,900     Concurrent Computer Corp.(a)                                    6,981
  9,200     Convera Corp.(a),(f)                                           40,112
  5,675     Cray, Inc.(a)                                                  43,300
  4,700     Diebold, Inc.                                                 245,340
    900     Digi International, Inc.(a)                                    13,266
  3,600     Digital Lightwave, Inc.(a)                                        630
  4,100     Emageon, Inc.(a)                                               36,982
  5,151     Fair Isaac Corp.                                              206,658
  5,000     Flow International Corp.(a)                                    63,000
 12,000     Foundry Networks, Inc.(a)                                     199,920
 17,400     Gateway, Inc.(a)                                               27,666
  2,900     Hanger Orthopedic Group, Inc.(a)                               31,320
  3,100     Hypercom Corp.(a)                                              18,321
  8,000     IKON Office Solutions, Inc.                                   124,880
  3,900     Immersion Corp.(a)                                             58,422
  4,800     Input/Output, Inc.(a)                                          74,928
 16,370     Integrated Device Technology, Inc.(a)                         249,970
  2,200     InterVoice, Inc.(a)                                            18,326
  3,060     Iomega Corp.(a)                                                14,229
  1,400     iRobot Corp.(a),(f)                                            27,790
  6,000     LTX Corp.(a)                                                   33,360
  2,100     Lantronix, Inc.(a)                                              2,919
  5,500     MIPS Technologies, Inc.(a)                                     48,345
 16,449     Microchip Technology, Inc.                                    609,271
  3,300     Micros Systems, Inc.(a)                                       179,520
  6,200     Napster, Inc.(a)                                               21,080
  7,500     Network Engines, Inc.(a)                                       13,800
  3,100     Omnicell, Inc.(a)                                              64,418
  1,000     PAR Technology Corp.(a)                                         8,510
  8,826     Palm, Inc.(f)                                                 141,304
  3,385     Premiere Global Services, Inc.(a)                              44,073
  3,900     Rackable Systems, Inc.(a)                                      48,204
    700     Rimage Corp.(a)                                                22,113
  8,643     Salesforce.com, Inc.(a)                                       370,439
  3,000     ScanSource, Inc.(a)                                            95,970
  2,200     Sigma Designs, Inc.(a),(f)                                     57,398
  2,600     Spatialight, Inc.(a),(f)                                          182
    445     SumTotal Systems, Inc.(a)                                       3,493
  5,855     Sybase, Inc.(a)                                               139,876
  5,100     Tech Data Corp.(a)                                            196,146
 16,000     Total System Services, Inc.                                   472,160
    940     Transact Technologies, Inc.(a)                                  5,631
  5,700     VeriFone Holdings, Inc.(a)                                    200,925
  3,250     Web.com, Inc.(a)                                               20,508
  3,100     White Electronic Designs Corp.(a)                              17,980
                                                                     ------------
                                                                        5,700,247
                                                                     ------------

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  BUSINESS SERVICES - 10.3%
  1,000     4Kids Entertainment, Inc.(a)                             $     15,000
  2,900     ABM Industries, Inc.                                           74,849
  3,400     AMICAS, Inc.(a)                                                12,036
  3,020     AMN Healthcare Services, Inc.(a)                               66,440
 11,100     Aastrom Biosciences, Inc.(a)                                   14,763
 62,000     Accenture Ltd. Class A                                      2,659,180
  3,700     Actuate Corp.(a)                                               25,123
     40     Adept Technology, Inc.(a)                                         248
  1,800     Administaff, Inc.                                              60,282
  1,900     Advent Software, Inc.(a)                                       61,845
  2,200     The Advisory Board Co.(a)                                     122,232
  3,560     Affymetrix, Inc.(a)                                            88,608
  3,300     Agile Software Corp.(a)                                        26,598
 12,700     Akamai Technologies, Inc.(a),(g)                              617,728
  3,400     Alfacell Corp.(a),(f)                                           8,432
  6,300     Alliance Data Systems Corp.(a)                                486,864
  1,000     The Allied Defense Group, Inc.(a)                               7,690
  3,100     Allied Healthcare International, Inc.(a)                        8,680
  1,600     Alnylam Pharmaceuticals, Inc.(a)                               24,304
  2,500     Alteon, Inc.(a)                                                   225
  1,800     Ambassadors International, Inc.                                59,868
  2,660     American Ecology Corp.                                         56,977
     48     American Independence Corp.(a)                                    529
  2,300     American Reprographics Co.(a)                                  70,817
  1,800     American Superconductor Corp.(a),(f)                           34,758
    200     Analysts International Corp.(a)                                   346
    700     Angelica Corp.                                                 14,756
  2,600     Ansoft Corp.(a)                                                76,674
  2,600     Answerthink, Inc.(a)                                            9,412
  5,800     Ansys, Inc.(a)                                                153,700
  5,745     aQuantive, Inc.(a)                                            366,531
  4,700     Arbinet-Thexchange, Inc.(a)                                    28,341
  4,154     Ariba, Inc.(a)                                                 41,166
  6,271     Art Technology Group, Inc.(a)                                  16,681
  4,900     Aspen Technology, Inc.(a)                                      68,600
    940     Atari, Inc.(a)                                                  2,632
  2,600     Audible, Inc.(a)                                               26,208
  2,000     Authentidate Holding Corp.(a)                                   3,060
  2,419     Authorize.Net Holdings, Inc.(a)                                43,276
  4,900     The BISYS Group, Inc.                                          57,967
  1,150     BSQUARE Corp.(a)                                                6,843
  2,000     Bankrate, Inc.(a),(f)                                          95,840
    102     Baran Group Ltd.                                                2,040
    600     Barrett Business Services                                      15,498
 14,000     BearingPoint, Inc.(a)                                         102,340
  1,848     Blackbaud, Inc.                                                40,804
  3,200     Blackboard, Inc.(a)                                           134,784
  1,670     Blue Coat Systems, Inc.(a)                                     82,698
    100     Bottomline Technologies, Inc.(a)                                1,235
  2,100     Bowne & Co., Inc.                                              40,971
  3,000     Bright Horizons Family Solutions, Inc.(a)                     116,730
  3,400     The Brink's Co.                                               210,426
 30,357     Brocade Communications Systems, Inc.(a)                       237,392
  7,300     Brookdale Senior Living, Inc.(f)                              332,661
  3,100     CACI International, Inc. Class A(a)                           151,435
  7,845     CBIZ, Inc.(a)                                                  57,661
  1,200     CDI Corp.                                                      38,640
  6,145     CDW Corp.                                                     522,141
  2,100     COMSYS IT Partners, Inc.(a)                                    47,901
  1,800     CRA International, Inc.(a)                                     86,760
  3,965     CSG Systems International, Inc.(a)                            105,112
     46     Callwave, Inc.(a)                                                 167
  1,900     Capella Education Co.(a)                                       87,457
  7,668     Career Education Corp.(a)                                     258,948
  3,800     Casella Waste Systems, Inc.(a)                                 40,964
  2,400     Catalina Marketing Corp.                                       75,600
  1,000     Catapult Communications Corp.(a)                                9,920
  2,400     Cbeyond Communications, Inc.(a)                                92,424
  9,650     Cell Genesys, Inc.(a),(f)                                      32,328
  9,900     Ceridian Corp.(a)                                             346,500
  6,100     Cerner Corp.(a)                                               338,367
  7,090     CheckFree Corp.(a)                                            285,018
  2,400     Chemed Corp.                                                  159,096
  3,000     Chipotle Mexican Grill, Inc. Class A(a),(f)                   255,840
  4,633     ChoicePoint, Inc.(a)                                          196,671
  1,720     Chordiant Software, Inc.(a)                                    26,935
  3,800     Ciber, Inc.(a)                                                 31,084
      1     Cicero, Inc.(a)                                                     -

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,300     Clean Harbors, Inc.(a)                                   $    113,666
 27,100     Clear Channel Outdoor Holdings, Inc. Class A(a),(f)           768,014
 14,000     Clearwire Corp. Class A(a),(f)                                342,020
  1,300     CoStar Group, Inc.(a)                                          68,744
  4,400     Cogent Communications Group, Inc.(a)                          131,428
  7,800     Cogent, Inc.(a)                                               114,582
  1,700     Collectors Universe, Inc.                                      25,993
  5,100     Commvault Systems, Inc.(a)                                     88,077
  1,900     Computer Programs & Systems, Inc.                              58,862
  4,200     Concur Technologies, Inc.(a)                                   95,970
  7,450     Copart, Inc.(a)                                               227,896
  8,635     Corinthian Colleges, Inc.(a)                                  140,664
  2,400     Cornell Cos., Inc.(a)                                          58,944
  3,300     Corporate Executive Board Co.                                 214,203
    337     Courier Corp.                                                  13,480
  3,600     Covansys Corp.(a)                                             122,148
  3,181     Credit Acceptance Corp.(a)                                     85,346
  3,600     Cross Country Healthcare, Inc.(a)                              60,048
  8,400     CuraGen Corp.(a)                                               16,548
  1,900     CyberSource Corp.(a)                                           22,914
    440     DG FastChannel, Inc.(a)                                         8,967
  5,200     DST Systems, Inc.(a)                                          411,892
  3,900     DeVry, Inc.                                                   132,678
    100     Deltathree, Inc. Class A(a)                                       127
  3,500     Deluxe Corp.                                                  142,135
  4,100     Digimarc Corp.(a)                                              40,221
  2,500     Digital River, Inc.(a)                                        113,125
 20,934     Discovery Holding Co.(a)                                      481,273
  3,700     DivX, Inc.(a),(f)                                              55,500
  2,300     Dollar Financial Corp.(a)                                      65,550
  3,900     Dot Hill Systems Corp.(a)                                      14,040
  3,200     Double-Take Software, Inc.(a)                                  52,512
  4,500     Dun & Bradstreet Corp.                                        463,410
  8,700     Dyax Corp.(a)                                                  36,453
    100     ENGlobal Corp.(a)                                               1,215
  2,700     EPIQ Systems, Inc.(a)                                          43,632
  1,775     EVCI Career Colleges Holding Corp.(a)                           1,491
 14,200     EarthLink, Inc.(a)                                            106,074
     10     EasyLink Services Corp.(a)                                         56
  2,500     Echelon Corp.(a)                                               39,075
  2,600     Eclipsys Corp.(a)                                              51,480
  1,200     eCollege.com, Inc.(a)                                          26,700
    600     Ediets.Com, Inc.(a)                                             1,950
  4,700     eFunds Corp.(a)                                               165,863
     20     Egain Communications Corp.(a)                                      20
     40     eLoyalty Corp.(a)                                                 890
 10,200     Encysive Pharmaceuticals, Inc.(a),(f)                          18,156
  2,300     Ennis, Inc.                                                    54,096
  4,200     Entrust, Inc.(a)                                               17,052
  6,400     Epicor Software Corp.(a)                                       95,168
  2,975     eResearch Technology, Inc.(a)                                  28,292
  2,945     Euronet Worldwide, Inc.(a)                                     85,876
      2     Evolve Software, Inc.(a)                                            -
  3,200     Evolving Systems, Inc.(a)                                       7,040
  9,700     Exelixis, Inc.(a)                                             117,370
  3,000     ExlService Holdings, Inc.(a)                                   56,220
    900     Exponent, Inc.(a)                                              20,133
  3,200     F5 Networks, Inc.(a)                                          257,920
  1,600     FTD Group, Inc.                                                29,456
  2,150     FTI Consulting, Inc.(a)                                        81,765
  3,350     Factset Research Systems, Inc.                                228,973
  2,800     FalconStor Software, Inc.(a)                                   29,540
  3,700     First Advantage Corp. Class A(a)                               85,137
  3,600     First Consulting Group, Inc.(a)                                34,200
    108     Five Star Quality Care, Inc.(a)                                   862
  1,300     Forrester Research, Inc.(a)                                    36,569
  3,300     Franklin Covey Co.(a)                                          25,872
  1,400     Fuel Tech, Inc.(a)                                             47,950
  2,200     G&K Services, Inc. Class A                                     86,922
  3,900     GP Strategies Corp.(a)                                         42,432
  1,103     GSE Systems, Inc.(a)                                            7,280
  1,700     GTSI Corp.(a)                                                  21,947
  3,160     Gaiam, Inc.(a)                                                 57,607
  3,300     Gentiva Health Services, Inc.(a)                               66,198
  3,600     The Geo Group, Inc.(a)                                        104,760
  2,700     Gevity HR, Inc.                                                52,191
    100     Gliatech, Inc.(a)                                                   -
  4,100     Global Cash Access, Inc.(a)                                    65,682
  6,320     Global Payments, Inc.                                         250,588

40

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  1,800     Greenfield Online, Inc.(a)                               $     28,638
  3,300     Guidance Software, Inc.(a)                                     46,530
  4,500     Gulfport Energy Corp.(a)                                       89,910
 15,192     HLTH Corp.(a)                                                 212,840
  7,200     Hansen Natural Corp.(a)                                       309,456
  7,900     Harris Interactive, Inc.(a)                                    42,265
  3,100     Harris Stratex Networks, Inc. Class A(a)                       55,738
  4,300     Harte-Hanks, Inc.                                             110,424
  2,200     Heidrick & Struggles International, Inc.(a)                   112,728
  7,620     Hewitt Associates, Inc. Class A(a)                            243,840
  2,600     Hudson Highland Group, Inc.(a)                                 55,614
  1,900     Huron Consulting Group, Inc.(a)                               138,719
  2,300     i2 Technologies, Inc.(a)                                       42,872
  2,200     ICF International, Inc.(a)                                     44,264
    800     ICT Group, Inc.(a)                                             14,968
  7,300     iGate Corp.(a)                                                 58,546
  3,700     IHS, Inc. Class A(a)                                          170,200
  3,310     ITT Educational Services, Inc.(a)                             388,528
  2,000     Idenix Pharmaceuticals, Inc.(a),(f)                            11,800
  2,800     I-many, Inc.(a)                                                 7,700
  1,800     Imergent, Inc.(f)                                              44,028
  3,900     InFocus Corp.(a)                                                8,697
  1,000     Infinity Pharmaceuticals, Inc.(a)                              10,880
  3,740     InfoSpace, Inc.                                                86,805
  3,200     infoUSA, Inc.                                                  32,704
  1,600     Infocrossing, Inc.(a),(f)                                      29,552
  8,800     Informatica Corp.(a)                                          129,976
  2,700     Inforte Corp.(a)                                               11,259
  5,800     Innerworkings, Inc.(a),(f)                                     92,916
  2,393     Innovative Solutions & Support, Inc.(a)                        55,565
  1,800     Insteel Industries, Inc.                                       32,400
    366     Insure.com, Inc.(a)                                             1,471
     83     InsWeb Corp.(a)                                                   627
    600     Integral Systems, Inc.                                         14,586
  2,100     Interactive Intelligence, Inc.(a)                              43,260
  4,200     Intermec, Inc.(a)                                             106,302
  2,410     Internap Network Services Corp.(a)                             34,752
  1,000     Intersections, Inc.(a)                                         10,000
  2,800     Interwoven, Inc.(a)                                            39,312
  2,200     Intevac, Inc.(a)                                               46,772
  2,680     inVentiv Health, Inc.(a)                                       98,115
  4,000     Invitrogen Corp.(a)                                           295,000
  3,600     Ipass, Inc.(a),(f)                                             19,512
 14,575     Iron Mountain, Inc.(a)                                        380,845
  1,900     JDA Software Group, Inc.(a)                                    37,297
  6,000     Jack Henry & Associates, Inc.                                 154,500
  8,670     Jacobs Engineering Group, Inc.(a)                             498,612
  1,900     Jupitermedia Corp.(a)                                          13,832
  4,100     Kelly Services, Inc. Class A                                  112,586
  2,700     Kenexa Corp.(a)                                               101,817
  1,500     Keryx Biopharmaceuticals, Inc.(a)                              14,655
  1,300     Keynote Systems, Inc.(a)                                       21,320
  3,970     Kforce, Inc.(a)                                                63,441
  4,824     Kinder Morgan Management LLC(a)                               250,366
  1,700     Kintera, Inc.(a)                                                3,825
  3,300     Knology, Inc.(a)                                               57,321
  1,400     Korn/Ferry International(a)                                    36,764
  5,551     L-1 Identity Solutions, Inc.(a)                               113,518
  3,500     LECG Corp.(a)                                                  52,885
     42     LQ Corp., Inc.(a)                                                  40
  3,200     Labor Ready, Inc.(a)                                           73,952
  8,507     Lamar Advertising Co. Class A                                 533,899
  3,800     Laureate Education, Inc.(a)                                   234,308
 18,600     Lawson Software, Inc.(a)                                      183,954
  2,000     Layne Christensen Co.(a)                                       81,900
  3,600     Learning Tree International, Inc.(a)                           47,160
  1,500     Lincoln Educational Services Corp.(a)                          22,290
  2,700     Lionbridge Technologies, Inc.(a)                               15,903
  5,600     LivePerson, Inc.(a)                                            29,960
    500     Local.com Corp.(a)                                              3,440
  2,200     LoJack Corp.(a)                                                49,038
  1,342     LookSmart, Ltd.(a)                                              5,234
  1,200     Luminex Corp.(a)                                               14,772
    900     MAXIMUS, Inc.                                                  39,042
  4,400     MIVA, Inc.(a)                                                  28,600
  4,100     MPS Group, Inc.(a)                                             54,817
  1,700     MSC.Software Corp.(a)                                          23,018
  1,000     MWI Veterinary Supply, Inc.(a)                                 39,890
  2,900     Macquarie Infrastructure Co. LLC                              120,292
  4,790     Macrovision Corp.(a)                                          143,987

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,040     Magma Design Automation, Inc.(a)                         $     28,642
  3,900     Management Network Group, Inc.(a)                               8,892
  1,700     Manhattan Associates, Inc.(a)                                  47,447
  6,416     Manpower, Inc.                                                591,812
  1,695     Mantech International Corp. Class A(a)                         52,257
  3,200     Marchex, Inc. Class B                                          52,224
  1,200     MarketAxess Holdings, Inc.(a)                                  21,588
  2,200     Marlin Business Services, Inc.(a)                              46,882
  2,087     Matria Healthcare, Inc.(a)                                     63,194
  5,000     Maxygen, Inc.(a)                                               42,850
 10,477     McAfee, Inc.(a)                                               368,790
  4,100     Mechanical Technology, Inc.(a)                                  5,166
  1,800     Medical Staffing Network Holdings, Inc.(a)                      9,810
  3,700     Mentor Graphics Corp.(a)                                       48,729
  3,500     Merge Technologies, Inc.(a)                                    22,855
    925     Metro One Telecommunications, Inc.(a)                           1,924
    400     Michael Baker Corp.(a)                                         14,860
  1,290     MicroStrategy, Inc. Class A(a)                                121,892
  7,600     Microvision, Inc.(a),(f)                                       38,000
  3,700     Millennium Cell, Inc.(a),(f)                                    2,294
  5,966     Mindspeed Technologies, Inc.(a)                                13,185
  2,200     Moldflow Corp.(a)                                              48,356
  1,900     Momenta Pharmaceuticals, Inc.(a),(f)                           19,152
  3,600     Morgans Hotel Group Co.(a)                                     87,768
  2,500     Morningstar, Inc.(a)                                          117,563
  7,100     NAVTEQ Corp.(a)                                               300,614
  3,200     NIC, Inc.                                                      21,888
  2,800     NMS Communications Corp.(a)                                     4,816
  1,900     NMT Medical, Inc.(a)                                           22,572
  1,000     NVE Corp.(a),(f)                                               35,060
  6,800     National Instruments Corp.                                    221,476
    240     Natural Health Trends Corp.(a)                                    924
  4,400     Nautilus, Inc.                                                 52,976
  4,900     Navigant Consulting, Inc.(a)                                   90,944
     13     NaviSite, Inc.(a)                                                  98
    300     Neon Communications Group, Inc.(a)                              1,494
  5,620     NetFlix, Inc.(a),(f)                                          108,972
     57     NetManage, Inc.(a)                                                262
    200     NetScout Systems, Inc.(a)                                       1,734
     20     NetSol Technologies, Inc.(a)                                       33
  6,600     NeuStar, Inc. Class A(a)                                      191,202
    200     New Century Equity Holdings Corp.                                  48
  5,300     New Frontier Media, Inc.                                       46,216
  6,100     NexCen Brands, Inc.(a)                                         67,954
  3,000     Nighthawk Radiology Holdings, Inc.(a),(f)                      54,150
  3,200     Nutri/System, Inc.(a),(f)                                     223,488
  1,800     ORBCOMM, Inc.(a)                                               29,538
  3,200     Odyssey Marine Exploration, Inc.(a)                            19,232
  2,800     Omniture, Inc.(a)                                              64,176
  4,200     On Assignment, Inc.(a)                                         45,024
 16,300     On2 Technologies, Inc.(a),(f)                                  48,900
  1,100     Online Resources Corp.(a)                                      12,078
     60     Onvia, Inc.(a)                                                    514
 13,000     OpenTV Corp.(a)                                                27,560
  7,561     Openwave Systems, Inc.                                         47,332
  1,200     Opnet Technologies, Inc.(a)                                    13,812
  7,600     Opsware, Inc.(a)                                               72,276
  4,037     Option Care, Inc.                                              62,170
  3,200     Orbital Sciences Corp.(a)                                      67,232
  1,745     Orchid Cellmark, Inc.(a)                                        8,097
    800     Overland Storage, Inc.(a)                                       2,080
  2,400     PC Mall, Inc.(a)                                               29,352
  1,200     PC-Tel, Inc.(a)                                                10,500
    900     PDI, Inc.(a)                                                    9,234
  3,000     PHH Corp.(a)                                                   93,630
  4,591     PLATO Learning, Inc.(a)                                        21,119
    600     PRA International, Inc.(a)                                     15,180
    570     PRG-Schultz International, Inc.(a)                              9,063
  4,700     Pacific Ethanol, Inc.(a),(f)                                   62,040
  2,000     Packeteer, Inc.(a)                                             15,620
  2,906     Panacos Pharmaceuticals, Inc.(a)                                9,386
  8,000     Parametric Technology Corp.(a)                                172,880
    500     Pegasystems, Inc.                                               5,465
  3,600     People Support, Inc.(a)                                        40,860
  3,000     Perficient, Inc.(a)                                            62,100
  7,200     Perot Systems Corp. Class A(a)                                122,688

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    120     Pfsweb, Inc.(a)                                          $         99
  2,050     PharmaNet Development Group, Inc.(a)                           65,354
  1,300     Phase Forward, Inc.(a)                                         21,879
  1,800     Phoenix Technologies Ltd.(a)                                   15,174
  7,529     Polycom, Inc.(a)                                              252,974
  2,300     Pomeroy IT Solutions, Inc.(a)                                  22,494
     33     Poniard Pharmaceuticals, Inc.(a)                                  224
  1,530     Pre-Paid Legal Services, Inc.(a)                               98,394
     10     Prescient Applied Intelligence, Inc.(a)                             1
  3,233     Priceline.com, Inc.(a)                                        222,236
  5,800     Primus Guaranty Ltd.(a)                                        62,176
  1,600     The Princeton Review, Inc.(a)                                   7,648
  3,600     Progress Software Corp.(a)                                    114,444
  1,175     Protection One, Inc.(a)                                        17,578
  2,000     The Providence Service Corp.(a)                                53,440
  1,700     QAD, Inc.                                                      14,110
  2,000     Quality Systems, Inc.(f)                                       75,940
  8,700     Quest Software, Inc.(a)                                       140,853
    500     Quixote Corp.                                                   9,350
  1,500     Quovadx, Inc.(a)                                                4,695
  6,122     R.H. Donnelley Corp.(a)                                       463,925
  6,375     RPC, Inc.                                                     108,630
  1,700     Radiant Systems, Inc.(a)                                       22,508
  9,000     RealNetworks, Inc.(a)                                          73,530
 14,300     Red Hat, Inc.(a)                                              318,604
  1,700     Renaissance Learning, Inc.                                     22,355
 15,400     Republic Services, Inc. Class A                               471,856
  4,200     Resources Connection, Inc.(a)                                 139,356
  1,465     Rigel Pharmaceuticals, Inc.(a)                                 13,053
  2,000     RightNow Technologies, Inc.(a)                                 32,820
  6,300     Riverbed Technology, Inc.(a)                                  276,066
  1,700     Rural Cellular Corp. Class A(a)                                74,477
  4,100     Rural/Metro Corp.(a)                                           23,206
  4,633     SAVVIS, Inc.(a)                                               229,380
  2,415     The SCO Group, Inc.(a)                                          3,188
  4,900     SM&A(a)                                                        34,349
  1,400     SPAR Group, Inc.(a)                                             1,708
  2,209     SPSS, Inc.(a)                                                  97,505
  2,500     SRA International, Inc. Class A(a)                             63,150
  2,400     SYKES Enterprises, Inc.(a)                                     45,576
    800     SYNNEX Corp.(a)                                                16,488
  1,229     Saba Software, Inc.(a)                                          6,305
     30     Salon Media Group, Inc.(a)                                         41
  9,700     Sapient Corp.(a)                                               74,981
    100     Scientific Learning Corp.(a)                                      675
  1,900     SeaChange International, Inc.(a)                               14,744
  3,200     Secure Computing Corp.(a)                                      24,288
  5,700     Selectica, Inc.(a)                                             10,944
  2,800     Senomyx, Inc.(a)                                               37,800
    666     Sequenom, Inc.(a)                                               3,010
 23,900     The ServiceMaster Co.                                         369,494
109,125     Sirius Satellite Radio, Inc.(a),(f)                           329,558
  4,800     Sirona Dental Systems, Inc.(f)                                181,584
  2,500     Smith Micro Software, Inc.(a)                                  37,650
  7,100     Solera Holdings, Inc.(a)                                      137,598
  6,500     Sonic Foundry, Inc.(a)                                         14,365
  3,700     SonicWALL, Inc.(a)                                             31,783
  3,200     Sourcefire, Inc.(a)                                            44,768
  3,600     Sourceforge, Inc.(a)                                           15,192
  3,200     Spartech Corp.                                                 84,960
  3,600     Spherion Corp.(a)                                              33,804
    100     Standard Parking Corp.(a)                                       3,513
  1,800     The Standard Register Co.                                      20,520
  2,900     Stanley, Inc.(a)                                               51,098
    800     Startek, Inc.                                                   8,632
  7,300     Stericycle, Inc.(a)                                           324,558
  1,420     Stratasys, Inc.(a)                                             66,712
  6,000     Strategic Diagnostics, Inc.(a)                                 27,120
  1,300     Strayer Education, Inc.                                       171,223
  3,000     SupportSoft, Inc.(a)                                           16,380
  4,400     Switch and Data Facilities Co., Inc.(a)                        84,436
 30,100     Sycamore Networks, Inc.(a)                                    121,002
  4,700     Symyx Technologies, Inc.(a)                                    54,097
  1,900     Synchronoss Technologies, Inc.(a)                              55,746
  9,905     Synopsys, Inc.(a)                                             261,789
  1,600     Synplicity, Inc.(a)                                            11,200
  4,000     Syntel, Inc.                                                  121,560
  1,300     Sypris Solutions, Inc.                                         10,426
 16,200     TIBCO Software, Inc.(a)                                       146,610
  4,700     TNS, Inc.                                                      67,727
    800     TRC Cos., Inc.(a)                                              11,864

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
     700    Taleo Corp. Class A(a)                                   $     15,771
     880    Tapestry Pharmaceuticals, Inc.(a)                               1,619
   1,300    TechTarget, Inc.(a)                                            16,705
   2,300    TechTeam Global, Inc.(a)                                       27,508
      15    Technology Solutions Co.(a)                                        98
     200    TeleCommunication Systems, Inc. Class A(a)                      1,016
   5,900    TeleTech Holdings, Inc.(a)                                    191,632
     200    Tenfold Corp.(a)                                                   58
   6,225    Tetra Tech, Inc.(a)                                           134,149
   6,050    Tetra Technologies, Inc.(a)                                   170,610
   1,500    TheStreet.com, Inc.                                            16,320
   2,000    Thomas Group, Inc.                                             21,020
   4,200    TradeStation Group, Inc.(a)                                    48,930
   3,600    Transaction Systems Architects, Inc. Class A(a)               121,176
   3,400    Trident Microsystems, Inc.(a)                                  62,390
   5,300    The TriZetto Group, Inc.(a)                                   102,608
   8,777    Tumbleweed Communications Corp.(a)                             22,381
   5,100    URS Corp.(a)                                                  247,605
   2,500    Ultimate Software Group, Inc.(a)                               72,325
  10,700    Unigene Laboratories, Inc.(a)                                  23,968
   3,953    United Online, Inc.                                            65,185
     600    Universal Electronics, Inc.(a)                                 21,792
   1,255    Universal Technical Institute, Inc.(a)                         31,864
   3,900    VASCO Data Security International, Inc.(a)                     88,569
   6,355    ValueClick, Inc.(a)                                           187,218
   6,500    Verenium Corp.(a),(f)                                          32,955
   1,574    Verso Technologies, Inc.(a),(f)                                 1,275
      65    VerticalNet, Inc.(a)                                               34
   1,300    Vertrue, Inc.(a)                                               63,414
   2,250    Viad Corp.                                                     94,883
   6,030    Viewpoint Corp.(a)                                              6,392
   1,730    Vignette Corp.(a)                                              33,147
   3,900    VistaPrint Ltd.(a)                                            149,175
   2,900    Visual Sciences, Inc.(a)                                       44,863
     900    Vital Images, Inc.(a)                                          24,444
   2,500    Volt Information Sciences, Inc.(a)                             46,100
   4,725    Waste Connections, Inc.(a)                                    142,884
     100    Waste Industries USA, Inc.                                      3,414
   3,440    Watson Wyatt Worldwide, Inc.                                  173,651
     666    Wave Systems Corp. Class A(a)                                   1,385
   5,000    WebMD Health Corp. Class A(a)                                 235,350
   2,800    Websense, Inc.(a)                                              59,500
   2,800    Website Pros, Inc.(a)                                          26,376
   6,750    Weight Watchers International, Inc.                           343,170
     500    Westaff, Inc.(a)                                                2,170
   5,000    Wind River Systems, Inc.(a)                                    55,000
   4,400    Wireless Facilities, Inc.(a)                                    7,392
     200    WorldGate Communications, Inc.(a)                                  98
   8,500    Wynn Resorts Ltd.(f)                                          762,365
   3,400    Zix Corp.(a),(f)                                                6,290
                                                                     ------------
                                                                       39,959,923
                                                                     ------------
  CHEMICALS - 2.1%
  1,200     AEP Industries, Inc.(a)                                        54,012
  1,600     AMCOL International Corp.                                      43,696
  1,425     Aceto Corp.                                                    13,210
  4,800     Airgas, Inc.                                                  229,920
  6,400     Albemarle Corp.                                               246,592
  1,400     Anika Therapeutics, Inc.(a)                                    21,266
  1,200     Arch Chemicals, Inc.                                           42,168
  1,500     Bio-Rad Laboratories, Inc. Class A(a)                         113,355
  3,100     Brady Corp.                                                   115,134
  4,400     Cabot Corp.                                                   209,792
  4,400     Calgon Carbon Corp.(a),(f)                                     51,040
 11,700     Celanese Corp. Series A                                       453,726
 13,900     Chemtura Corp.                                                154,429
  4,100     Cytec Industries, Inc.                                        261,457
 13,736     Entegris, Inc.(a)                                             163,184
  3,600     Ferro Corp.                                                    89,748
  4,200     Georgia Gulf Corp.(f)                                          76,062
  3,400     H.B. Fuller Co.                                               101,626
    300     Hawkins, Inc.                                                   4,635
 15,800     Huntsman Corp.                                                384,098
  2,050     KMG Chemicals, Inc.                                            54,182
  1,600     Koppers Holdings, Inc.                                         53,888
  4,882     Kronos Worldwide, Inc.                                        123,271

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    300     LSB Industries, Inc.(a)                                  $      6,399
  4,000     Landec Corp.(a)                                                53,600
  5,615     Lubrizol Corp.                                                362,448
 18,656     Lyondell Chemical Co.                                         692,511
    450     Mace Security International, Inc.(a)                            1,170
  1,600     Matrixx Initiatives, Inc.(a)                                   33,488
 34,400     The Mosaic Co.(a)                                           1,342,288
 10,100     Nalco Holding Co.                                             277,245
    720     NewMarket Corp.                                                34,826
  2,200     Nuco2, Inc.(a)                                                 56,474
  2,200     OM Group, Inc.(a)                                             116,424
  7,092     Olin Corp.                                                    148,932
  2,400     Omnova Solutions, Inc.(a)                                      14,520
  2,000     OxiGene, Inc.(a)                                                7,960
    400     Penford Corp.                                                  10,916
  5,500     PolyOne Corp.(a)                                               39,545
    600     Quaker Chemical Corp.                                          14,160
  8,900     RPM International, Inc.                                       205,679
  4,400     Rentech, Inc.(a)                                               11,396
  1,900     Repligen Corp.(a)                                               7,410
  4,600     Rockwood Holdings, Inc.(a)                                    168,130
  1,600     Rogers Corp.(a)                                                59,200
  3,900     Rollins, Inc.                                                  88,803
  2,800     SRS Labs, Inc.(a)                                              27,300
  2,500     Schawk, Inc.                                                   50,050
  3,500     Schulman A, Inc.                                               85,155
  2,200     Sensient Technologies Corp.                                    55,858
    400     Stepan Co.                                                     12,112
  1,300     TOR Minerals International, Inc.(a)                             3,198
  1,700     Terra Nitrogen Co. LP(f)                                      216,019
  1,600     Tredegar Corp.                                                 34,080
  1,300     Trex Co., Inc.(a),(f)                                          25,519
  5,400     Tronox, Inc. Class A                                           77,652
  5,100     UAP Holding Corp.                                             153,714
  6,000     Valspar Corp.                                                 170,460
  1,900     WD-40 Co.                                                      62,453
  4,300     WR Grace & Co.(a)                                             105,307
  4,000     Wellman, Inc.                                                  12,160
  4,500     Westlake Chemical Corp.                                       126,540
  2,800     Zoltek Cos., Inc.(a),(f)                                      116,284
                                                                     ------------
                                                                        8,147,876
                                                                     ------------
  CONSTRUCTION - 1.8%
  8,900     Aecom Technology Corp.(a)                                     220,809
  2,300     American Woodmark Corp.                                        79,580
    400     Ameron International Corp.                                     36,076
  3,600     Apogee Enterprises, Inc.                                      100,152
  3,800     Armstrong World Industries, Inc.(a)                           190,570
  4,400     Beacon Roofing Supply, Inc.(a),(f)                             74,756
  2,564     Beazer Homes USA, Inc.                                         63,254
  2,000     BlueLinx Holdings, Inc.                                        20,980
  1,876     Brookfield Homes Corp.(f)                                      54,573
  3,300     Bucyrus International, Inc.                                   233,574
  1,900     Builders FirstSource, Inc.(a)                                  30,514
  2,880     Building Material Holding Corp.                                40,867
    410     Cavco Industries, Inc.(a)                                      15,383
  2,475     Ceradyne, Inc.(a)                                             183,051
  3,800     Comstock Homebuilding Cos., Inc. Class A(a)                    10,450
    500     Dominion Homes, Inc.(a),(f)                                     2,315
  2,133     Dycom Industries, Inc.(a)                                      63,947
  1,900     EMCOR Group, Inc.(a)                                          138,510
  4,220     Eagle Materials, Inc.                                         206,991
  4,275     Florida Rock Industries, Inc.                                 288,563
  2,950     Granite Construction, Inc.                                    189,331
  6,000     Great Lakes Dredge & Dock Corp.(a)                             57,000
    400     Home Solutions of America, Inc.(a),(f)                          2,392
  5,100     Hovnanian Enterprises, Inc. Class A(a),(f)                     84,303
  1,400     Huttig Building Products, Inc.(a)                              10,598
  2,300     InfraSource Services, Inc.(a)                                  85,330
  3,100     Insituform Technologies, Inc. Class A(a)                       67,611
  1,800     Interline Brands, Inc.(a)                                      46,944
 12,700     KBR, Inc.(a)                                                  333,121
    300     LS Starrett Co. Class A                                         5,496
  4,050     LSI Industries, Inc.                                           72,495
  1,380     Levitt Corp. Class A                                           13,013
  2,100     M/I Homes, Inc.                                                55,860
  3,816     MDC Holdings, Inc.                                            184,542
  3,300     Martin Marietta Materials, Inc.                               534,666
  3,000     Mastec, Inc.(a)                                                47,460
  1,600     Meritage Homes Corp.(a)                                        42,800
  2,300     NCI Building Systems, Inc.(a)                                 113,459

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    419     NVR, Inc.(a)                                             $    284,815
  9,500     Owens Corning, Inc.(a)                                        319,485
    500     PGT, Inc.(a)                                                    5,465
  3,700     Palm Harbor Homes, Inc.(a),(f)                                 52,355
    100     Patriot Transportation Holding, Inc.(a)                         8,670
    500     Performance Technologies, Inc.(a)                               2,260
  2,100     Perini Corp.(a)                                               129,213
  7,500     Quanta Services, Inc.(a)                                      230,025
  4,300     Quest Resource Corp.(a)                                        50,224
  4,000     Ryland Group, Inc.                                            149,480
  9,400     SBA Communications Corp. Class A(a)                           315,746
  2,500     Simpson Manufacturing Co., Inc.(f)                             84,350
  1,800     Skyline Corp.                                                  54,018
  4,700     Standard-Pacific Corp.                                         82,391
  2,000     Texas Industries, Inc.                                        156,820
 10,000     Toll Brothers, Inc.(a)                                        249,800
  3,300     TOUSA, Inc.                                                    13,827
    500     UMH Properties, Inc.                                            7,095
  5,600     US Concrete, Inc.(a)                                           48,664
  7,200     USG Corp.(a),(f)                                              353,088
  4,000     WCI Communities, Inc.(a),(f)                                   66,720
  3,900     WESCO International, Inc.(a)                                  235,755
  4,100     Walter Industries, Inc.                                       118,736
  5,300     Westell Technologies, Inc. Class A(a)                          13,833
  3,800     Williams Scotsman International, Inc.(a)                       90,478
                                                                     ------------
                                                                        7,124,649
                                                                     ------------
  CONSUMER DURABLES - 0.9%
  1,700     American Technology Corp.(a),(f)                                6,375
  6,040     Avis Budget Group, Inc.(a)                                    171,717
    800     Bassett Furniture Industries, Inc.                             10,920
  4,400     Champion Enterprises, Inc.(a),(f)                              43,252
  1,000     Compx International, Inc.                                      18,500
    800     Conn's, Inc.(a)                                                22,848
  1,000     Design Within Reach, Inc.(a)                                    5,950
  1,700     Emerson Radio Corp.(a)                                          5,100
  3,500     Ethan Allen Interiors, Inc.                                   119,875
    200     Flexsteel Industries, Inc.                                      2,898
  4,200     Furniture Brands International, Inc.                           59,640
 37,901     Gemstar-TV Guide International, Inc.(a)                       186,473
  2,700     Genlyte Group, Inc.(a)                                        212,058
  2,920     Griffon Corp.(a)                                               63,598
  3,000     Haverty Furniture Cos., Inc.                                   35,010
  3,300     Helen of Troy Ltd.(a)                                          89,100
 24,300     Hertz Global Holdings, Inc.(a)                                645,651
  6,500     Interface, Inc. Class A                                       122,590
  2,800     Kimball International, Inc. Class B                            39,228
    200     Koss Corp.                                                      3,756
  3,100     La-Z-Boy, Inc.                                                 35,526
  2,000     Lifetime Brands, Inc.(f)                                       40,900
    500     Mac-Gray Corp.(a)                                               7,650
  5,164     Mohawk Industries, Inc.(a)                                    520,480
    400     National Presto Industries, Inc.                               24,936
 10,400     RSC Holdings, Inc.(a)                                         208,000
  4,505     Restoration Hardware, Inc.(a)                                  25,138
  1,700     Rockford Corp.(a),(f)                                           3,927
    600     Salton, Inc.(a)                                                 1,122
  6,100     Sealy Corp.                                                   100,772
  5,750     Select Comfort Corp.(a),(f)                                    93,265
  1,500     Stanley Furniture Co., Inc.                                    30,810
  3,700     Sturm Ruger & Co., Inc.(a)                                     57,424
  5,400     Tempur-Pedic International, Inc.                              139,860
  2,990     Toro Co.                                                      176,081
  6,600     United Rentals, Inc.(a)                                       214,764
    642     Virco Manufacturing Corp.(a)                                    4,179
                                                                     ------------
                                                                        3,549,373
                                                                     ------------
  CONTAINERS - 0.4%
 11,700     Crown Holdings, Inc.(a)                                       292,149
 21,500     Graphic Packaging Corp.(a),(f)                                104,060
  3,000     Greif, Inc.                                                   178,830
  3,100     Mobile Mini, Inc.(a)                                           90,520
 12,800     Owens-Illinois, Inc.(a)                                       448,000
  3,500     Silgan Holdings, Inc.                                         193,480
  7,500     Sonoco Products Co.                                           321,075
  5,500     Trimas Corp.(a)                                                66,440
                                                                     ------------
                                                                        1,694,554
                                                                     ------------

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  DOMESTIC OIL - 3.8%
  6,800     Abraxas Petroleum Corp.(a)                               $     30,532
  3,200     Alon USA Energy, Inc.                                         140,832
  8,800     American Oil & Gas, Inc.(a)                                    59,664
  1,600     Arena Resources, Inc.(a)                                       92,976
  2,834     Atlas America, Inc.                                           152,244
  2,600     Atlas Pipeline Holdings LP                                    108,810
  1,200     BPZ Energy, Inc.(a)                                             6,696
  1,800     Basic Energy Services, Inc.(a)                                 46,026
  3,800     Bill Barrett Corp.(a)                                         139,954
  3,100     Bois d'Arc Energy, Inc.(a)                                     52,793
  1,100     Bolt Technology Corp.(a)                                       48,444
 10,900     CNX Gas Corp.(a)                                              333,540
  1,000     Callon Petroleum Co.(a)                                        14,170
  2,900     Carrizo Oil & Gas, Inc.(a)                                    120,263
  1,900     Clayton Williams Energy, Inc.(a)                               50,293
  6,300     Clean Energy Fuels Corp.(a)                                    79,128
  2,100     Comstock Resources, Inc.(a)                                    62,937
 11,000     Continental Resources, Inc.(a)                                176,000
  4,100     Crosstex Energy LP                                            144,566
  6,435     Delta Petroleum Corp.(a),(f)                                  129,150
 10,700     Diamond Offshore Drilling, Inc.                             1,086,692
  1,300     Dorchester Minerals LP                                         28,600
  5,800     Dresser-Rand Group, Inc.(a)                                   229,100
  6,200     EXCO Resources, Inc.(a)                                       108,128
  4,200     Edge Petroleum Corp.(a),(f)                                    58,842
  1,414     Enbridge Energy Management LLC(a)                              78,675
  7,000     Enbridge Energy Partners LP                                   388,850
  5,100     Encore Acquisition Co.(a)                                     141,780
 12,100     Endeavour International Corp.(a)                               18,150
  4,326     Energy Partners Ltd.(a)                                        72,201
 17,700     Energy Transfer Equity LP                                     752,073
  5,600     FX Energy, Inc.(a)                                             51,240
  8,800     Frontier Oil Corp.                                            385,176
  1,300     GMX Resources Inc.(a)                                          44,980
  5,100     Gasco Energy, Inc.(a),(f)                                      12,087
  1,500     Geokinetics, Inc.(a)                                           46,545
 10,830     Global Industries Ltd.(a)                                     290,461
  2,130     Gulf Island Fabrication, Inc.                                  73,911
  2,600     Gulfmark Offshore, Inc.(a)                                    133,172
  3,700     Harvest Natural Resources, Inc.(a)                             44,067
  6,484     Helix Energy Solutions Group, Inc.(a)                         258,776
  3,500     Hercules Offshore, Inc.(a),(f)                                113,330
    100     Hiland Partners LP                                              5,451
  5,100     Holly Corp.                                                   378,369
  3,800     Horizon Offshore, Inc.(a)                                      72,960
  1,200     Inergy Holdings LP                                             61,068
  3,500     Linn Energy LLC(f)                                            115,185
  4,500     Magellan Midstream Partners LP                                209,610
  5,099     Mariner Energy, Inc.(a)                                       123,651
  1,500     MarkWest Energy Partners LP                                    52,200
  2,900     Matrix Service Co.(a)                                          72,065
  4,100     McMoRan Exploration Co.(a),(f)                                 57,400
  5,100     Meridian Resource Corp.(a)                                     15,402
  8,598     Newfield Exploration Co.(a)                                   391,639
  3,600     Nustar Energy LP                                              246,600
    700     OYO Geospace Corp.(a)                                          51,933
 12,910     Patterson-UTI Energy, Inc.                                    338,371
 14,401     PetroHawk Energy Corp.(a)                                     228,400
  5,900     Petroquest Energy, Inc.(a)                                     85,786
  9,375     Pioneer Natural Resources Co.                                 456,656
  5,184     Plains Exploration & Production Co.(a)                        247,847
  4,800     Pogo Producing Co.                                            243,792
 11,000     Pride International, Inc.(a)                                  412,060
  4,980     Quicksilver Resources, Inc.(a),(f)                            222,008
  9,600     Ram Energy Resources, Inc.(a)                                  52,032
  5,500     Rosetta Resources, Inc.(a)                                    118,470
  4,400     St. Mary Land & Exploration Co.                               161,128
  2,679     Stone Energy Corp.(a)                                          91,783
  3,300     Suburban Propane Partners LP                                  157,971
  1,600     Sunoco Logistics Partners LP                                   96,128
  5,826     Superior Energy Services, Inc.(a)                             232,574
  3,600     Superior Offshore International, Inc.(a)                       65,520
  3,100     Superior Well Services, Inc.(a)                                78,771
  9,000     Syntroleum Corp.(a),(f)                                        24,840
  6,300     TEPPCO Partners LP                                            279,468
  5,000     TODCO Class A(a)                                              236,050
  5,200     Teekay Corp.                                                  301,132
 11,400     Tesoro Corp.                                                  651,510
  1,700     Transmontaigne Partners LP                                     60,044

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  4,800     Tri-Valley Corp.(a),(f)                                  $     37,920
 11,600     Ultra Petroleum Corp.(a)                                      640,784
  1,300     Union Drilling, Inc.(a)                                        21,346
  2,400     Universal Compression Holdings, Inc.(a)                       173,928
  5,600     Vaalco Energy, Inc.(a)                                         27,048
  4,800     W&T Offshore, Inc.                                            134,352
  5,900     Warren Resources, Inc.(a)                                      68,912
  5,800     Western Refining, Inc.                                        335,240
  2,000     Whiting Petroleum Corp.(a)                                     81,040
                                                                     ------------
                                                                       14,622,298
                                                                     ------------
  DRUGS & MEDICINE - 8.9%
  2,200     ABX Air, Inc.(a)                                               17,732
  3,400     AMERIGROUP Corp.(a)                                            80,920
    900     ATS Medical, Inc.(a)                                            1,818
  7,050     AVANIR Pharmaceuticals Class A(a),(f)                          16,850
  3,100     AVI BioPharma, Inc.(a)                                          8,680
  2,300     Abaxis, Inc.(a)                                                47,978
  1,100     Abiomed, Inc.(a)                                               11,858
 14,052     Abraxis BioScience, Inc.(a)                                   312,376
  4,300     Acadia Pharmaceuticals, Inc.(a)                                58,781
  1,600     Accelrys, Inc.(a)                                              10,064
  5,200     Accuray, Inc.(a)                                              115,336
  2,500     Acorda Therapeutics, Inc.(a)                                   42,650
  3,200     Adams Respiratory Therapeutics, Inc.(a),(f)                   126,048
  9,100     Adolor Corp.(a),(f)                                            33,761
  1,800     Advanced Magnetics, Inc.(a)                                   104,688
  5,235     Advanced Medical Optics, Inc.(a)                              182,597
    500     Affymax, Inc.(a)                                               13,480
  1,700     Air Methods Corp.(a)                                           62,339
  2,000     Albany Molecular Research, Inc.(a)                             29,700
  3,400     Alexion Pharmaceuticals, Inc.(a)                              153,204
  3,600     Alexza Pharmaceuticals, Inc.(a)                                29,772
  5,300     Align Technology, Inc.(a)                                     128,048
  8,500     Alkermes, Inc.(a)                                             124,100
      2     Allegro Biodiesel Corp.(a)                                          4
  3,300     Alliance Imaging, Inc.(a)                                      30,987
  6,800     Allos Therapeutics, Inc.(a)                                    30,056
  5,345     Allscripts Healthcare Solutions, Inc.(a),(f)                  136,191
  5,100     Alpharma, Inc. Class A                                        132,651
    500     Altus Pharmaceuticals, Inc.(a)                                  5,770
  2,967     Amedisys, Inc.(a)                                             107,791
    800     America Service Group, Inc.(a)                                 13,536
    800     American Dental Partners, Inc.(a)                              20,776
  7,400     American Medical Systems Holdings, Inc.(a)                    133,496
  4,300     Amicus Therapeutics, Inc.(a)                                   49,450
  3,000     Amsurg Corp.(a)                                                72,420
 11,400     Amylin Pharmaceuticals, Inc.(a)                               469,224
  1,700     Anadys Pharmaceuticals, Inc.(a)                                 6,324
    400     Anesiva, Inc.(a)                                                2,460
  2,990     AngioDynamics, Inc.(a)                                         53,850
  3,100     Animal Health International, Inc.(a)                           44,919
 10,600     Antigenics, Inc.(a),(f)                                        30,316
  4,300     Applera Corp. - Celera Genomics Group(a)                       53,320
  3,500     Apria Healthcare Group, Inc.(a)                               100,695
  1,900     Arcadia Resources, Inc.(a),(f)                                  2,375
  4,240     Arena Pharmaceuticals, Inc.(a)                                 46,598
  9,900     Ariad Pharmaceuticals, Inc.(a)                                 54,351
  2,430     Arqule, Inc.(a)                                                17,132
  4,300     Array Biopharma, Inc.(a)                                       50,181
  4,600     Arrow International, Inc.                                     176,088
  2,900     ArthroCare Corp.(a)                                           127,339
  1,100     Aspect Medical Systems, Inc.(a)                                16,456
  7,100     Assisted Living Concepts, Inc.(a)                              75,615
  8,400     Atherogenics, Inc.(a),(f)                                      17,976
  3,500     Auxilium Pharmaceuticals, Inc.(a)                              55,790
  4,400     Avant Immunotherapeutics, Inc.(a)                               3,652
  1,000     Avigen, Inc.(a)                                                 6,150
  1,700     Barrier Therapeutics, Inc.(a)                                  11,050
  4,900     Beckman Coulter, Inc.                                         316,932
    900     Bentley Pharmaceuticals, Inc.(a)                               10,926
  1,800     Bio-Reference Labs, Inc.(a)                                    49,230
  1,700     BioCryst Pharmaceuticals, Inc.(a),(f)                          13,141
  9,300     BioMarin Pharmaceuticals, Inc.(a)                             166,842
    200     BioMimetic Therapeutics, Inc.(a)                                3,126
    900     BioSphere Medical, Inc.(a)                                      6,363
  5,400     Bioenvision, Inc.(a)                                           31,212

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,400     Biolase Technology, Inc.(a)                              $     14,568
 16,816     Biopure Corp.(a),(f)                                           13,621
  2,596     Bioscript, Inc.(a)                                             12,461
    900     Bradley Pharmaceuticals, Inc.(a)                               19,539
  2,050     CONMED Corp.(a)                                                60,024
  6,700     CV Therapeutics, Inc.(a),(f)                                   88,507
    900     Cadence Pharmaceuticals, Inc.(a)                               10,917
 16,300     Calypte Biomedical Corp.(a)                                     1,304
  3,400     Cambrex Corp.                                                  45,118
    800     Caraco Pharmaceutical Laboratories Ltd.(a)                     12,144
  3,210     Cardiac Science Corp.(a)                                       35,182
  2,900     CardioDynamics International Corp.(a)                           1,943
  1,476     Cardiotech International, Inc.(a)                               1,963
  3,950     Cell Therapeutics, Inc.(a),(f)                                 12,048
  3,500     Centene Corp.(a)                                               74,970
  5,100     Cephalon, Inc.(a)                                             409,989
  1,400     Cerus Corp.(a)                                                  9,464
  4,092     Charles River Laboratories International, Inc.(a)             211,229
  2,500     Cholestech Corp.(a)                                            54,975
  1,700     Ciphergen Biosystems, Inc.(a)                                   1,615
 11,200     Clarient, Inc.(a)                                              22,624
     58     Clinical Data, Inc.(a)                                          1,227
    200     Coley Pharmaceutical Group, Inc.(a)                               724
  3,500     Collagenex Pharmaceuticals, Inc.(a)                            43,400
  7,400     Columbia Laboratories, Inc.(a)                                 17,834
  6,400     Community Health Systems, Inc.(a)                             258,880
  3,700     Conceptus, Inc.(a)                                             71,669
  3,143     Cooper Cos., Inc.                                             167,585
  1,500     Corvel Corp.(a)                                                39,210
  4,000     Covance, Inc.(a)                                              274,240
  2,400     CryoLife, Inc.(a)                                              31,224
  4,500     Cubist Pharmaceuticals, Inc.(a)                                88,695
  3,300     Curis, Inc.(a)                                                  3,861
  1,500     Cutera, Inc.(a)                                                37,380
  1,500     Cyberonics, Inc.(a),(f)                                        25,230
  1,500     Cynosure, Inc. Class A(a)                                      54,645
  4,300     Cypress Bioscience, Inc.(a)                                    56,889
 10,200     CytRx Corp.(a),(f)                                             31,824
    930     Cytogen Corp.(a)                                                1,814
  1,700     Cytokinetics, Inc.(a)                                           9,605
  8,200     Cytyc Corp.(a)                                                353,502
  2,700     DJO, Inc.(a)                                                  111,429
  9,000     DaVita, Inc.(a)                                               484,920
  7,250     Dade Behring Holdings, Inc.                                   385,120
  1,400     Datascope Corp.                                                53,592
    900     Daxor Corp.(a)                                                 13,734
  9,230     Dendreon Corp.(a),(f)                                          65,348
 12,100     Dentsply International, Inc.                                  462,946
  8,100     Depomed, Inc.(a)                                               38,637
  4,800     DexCom, Inc.(a),(f)                                            39,312
  1,300     Dialysis Corp. of America(a)                                   13,455
  2,200     Digene Corp.(a)                                               132,110
 10,100     Discovery Laboratories, Inc.(a)                                28,583
  8,900     Durect Corp.(a)                                                34,265
  1,300     Dusa Pharmaceuticals, Inc.(a)                                   4,004
      4     Dynacq Healthcare, Inc.(a)                                         11
  4,700     Dynavax Technologies Corp.(a)                                  19,458
    600     E-Z-EM, Inc.(a)                                                 9,600
  4,566     EPIX Pharmaceuticals, Inc.(a)                                  25,615
  4,600     Edwards Lifesciences Corp.(a)                                 226,964
  1,400     Emergency Medical Services Corp.(a)                            54,782
    600     Emergent Biosolutions, Inc.(a)                                  6,180
    600     Emeritus Corp.(a)                                              18,588
  4,800     Emisphere Technologies, Inc.(a)                                23,232
 10,800     Endo Pharmaceuticals Holdings, Inc.(a)                        369,684
  6,200     Endologix, Inc.(a)                                             27,714
  4,300     Entremed, Inc.(a)                                               6,579
  1,373     Enzo Biochem, Inc.(a)                                          20,526
  7,800     Enzon Pharmaceuticals, Inc.(a)                                 61,230
    673     EpiCept Corp.(a)                                                1,440
    725     Escalon Medical Corp.(a)                                        2,886
  3,781     ev3, Inc.(a)                                                   63,823
  1,600     Exact Sciences Corp.(a)                                         4,624
    700     Exactech, Inc.(a)                                              11,256
    692     Fonar Corp.(a)                                                  3,432
  2,100     FoxHollow Technologies, Inc.(a)                                44,604
  3,600     GTx, Inc.(a)                                                   58,284
  3,100     Gen-Probe, Inc.(a)                                            187,302
    566     Genaera Corp.(a)                                                1,585

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  1,900     Gene Logic, Inc.(a)                                      $      2,622
  1,060     Genelabs Technologies, Inc.(a)                                  2,470
 83,740     Genentech, Inc.(a)                                          6,335,768
  1,950     Genesis HealthCare Corp.(a)                                   133,419
  2,100     Genitope Corp.(a),(f)                                           8,106
  2,700     Genomic Health, Inc.(a),(f)                                    50,760
  7,800     Genta, Inc.(a)                                                  2,300
    900     GenVec, Inc.(a)                                                 2,115
  3,800     Geron Corp.(a)                                                 26,752
  1,200     Greatbatch, Inc.(a)                                            38,880
  3,100     HMS Holdings Corp.(a)                                          59,334
  2,200     Haemonetics Corp.(a)                                          115,742
  7,300     Halozyme Therapeutics, Inc.(a)                                 67,379
  3,100     Hansen Medical, Inc.(a)                                        58,559
  5,400     Health Grades Inc.(a)                                          35,154
 20,480     Health Management Associates, Inc. Class A                    232,653
  7,580     Health Net, Inc.(a)                                           400,224
  4,000     HealthExtras, Inc.(a)                                         118,320
  5,200     HealthSouth Corp.(a),(f)                                       94,172
  4,800     HealthSpring, Inc.(a)                                          91,488
  1,900     HealthTronics, Inc.(a)                                          8,265
  3,051     Healthcare Services Group, Inc.                                90,005
  3,400     Healthways, Inc.(a)                                           161,058
  1,300     Hemispherx Biopharma, Inc.(a)                                   1,716
  6,200     Henry Schein, Inc.(a)                                         331,266
  6,600     Herbalife Ltd.                                                261,690
    775     Hi-Tech Pharmacal Co., Inc.(a)                                  9,254
  4,045     Hillenbrand Industries, Inc.                                  262,925
  2,300     Hollis-Eden Pharmaceuticals, Inc.(a)                            4,692
  4,700     Hologic, Inc.(a)                                              259,957
  4,600     Hooper Holmes, Inc.(a)                                         15,410
 13,800     Human Genome Sciences, Inc.(a)                                123,096
  2,900     Hydron Technologies, Inc.(a)                                      638
  1,600     ICU Medical, Inc.(a)                                           68,704
  3,000     II-VI, Inc.(a)                                                 81,510
  2,700     Idexx Laboratories, Inc.(a)                                   255,501
  1,100     I-Flow Corp.(a)                                                18,414
  6,021     ImClone Systems, Inc.(a)                                      212,903
  5,537     Immucor, Inc.(a)                                              154,870
  4,000     Immunicon Corp.(a)                                              8,200
  2,900     ImmunoGen, Inc.(a)                                             16,095
  8,300     Immunomedics, Inc.(a)                                          34,445
  8,800     Incyte Corp.(a)                                                52,800
  5,800     Indevus Pharmaceuticals, Inc.(a)                               39,034
  4,200     Insmed, Inc.(a)                                                 3,402
  6,400     Inspire Pharmaceuticals, Inc.(a)                               40,448
  3,000     Integra LifeSciences Holdings Corp.(a)                        148,260
  3,300     InterMune, Inc.(a),(f)                                         85,602
  2,600     Introgen Therapeutics, Inc.(a)                                  9,360
  2,450     Intuitive Surgical, Inc.(a)                                   339,987
  1,900     Invacare Corp.                                                 34,827
  2,928     Inverness Medical Innovations, Inc.(a)                        149,387
  6,600     Isis Pharmaceuticals, Inc.(a)                                  63,888
  4,600     Ista Pharmaceuticals, Inc.(a),(f)                              33,948
    700     Javelin Pharmaceuticals, Inc.(a)                                4,333
    500     Jazz Pharmaceuticals, Inc.(a)                                   7,995
  2,500     KV Pharmaceutical Co. Class A(a)                               68,100
  1,500     Kendle International, Inc.(a)                                  55,155
  2,100     Kensey Nash Corp.(a)                                           56,301
  3,890     Kindred Healthcare, Inc.(a)                                   119,501
  5,015     Kinetic Concepts, Inc.(a)                                     260,630
  1,700     Kosan Biosciences, Inc.(a)                                      8,874
  3,600     Kyphon, Inc.(a)                                               173,340
  1,950     LCA-Vision, Inc.                                               92,157
  2,300     LHC Group, Inc.(a)                                             60,260
  5,540     La Jolla Pharmaceutical Co.(a)                                 24,819
  1,210     Lakeland Industries, Inc.(a)                                   16,771
    400     Landauer, Inc.                                                 19,700
    300     Langer, Inc.(a)                                                 1,644
    800     Lectec Corp.(a)                                                 3,800
  2,700     Lexicon Genetics, Inc.(a)                                       8,667
  3,000     LifeCell Corp.(a)                                              91,620
    700     Lifecore Biomedical, Inc.(a)                                   11,109
  5,245     LifePoint Hospitals, Inc.(a)                                  202,877
  8,200     Ligand Pharmaceuticals, Inc. Class B(f)                        56,416
  6,600     Lincare Holdings, Inc.(a)                                     263,010
  1,600     MEDTOX Scientific, Inc.(a)                                     46,880
  6,140     MGI Pharma, Inc.(a)                                           137,352
  3,579     Magellan Health Services, Inc.(a)                             166,316
  3,100     Mannatech, Inc.(f)                                             49,259

50

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  7,600     MannKind Corp.(a),(f)                                    $     93,708
  2,200     Martek Biosciences Corp.(a)                                    57,134
  9,800     Medarex, Inc.(a)                                              140,042
  1,900     MedCath Corp.(a)                                               60,420
    900     Medical Action Industries, Inc.(a)                             16,254
  4,370     Medicines Co.(a)                                               76,999
  4,600     Medicis Pharmaceutical Corp. Class A                          140,484
  2,100     Medifast, Inc.(a),(f)                                          18,795
  2,030     Medis Technologies Ltd.(a),(f)                                 29,821
  3,400     Medivation, Inc.(a)                                            69,462
    300     Medwave, Inc.(a)                                                   78
    100     Memory Pharmaceuticals Corp.(a)                                   237
  4,100     Mentor Corp.                                                  166,788
  2,025     Meridian Bioscience, Inc.                                      43,862
  1,568     Merit Medical Systems, Inc.(a)                                 18,753
  2,800     Metabolix, Inc.(a)                                             70,084
    300     Metropolitan Health Networks, Inc.(a)                             525
    533     Micromet, Inc.(a)                                               1,215
  2,600     Microtek Medical Holdings, Inc.(a)                             11,960
  1,800     Micrus Endovascular Corp.(a)                                   44,280
  1,400     MiddleBrook Pharmaceuticals, Inc.(a)                            3,542
 19,538     Millennium Pharmaceuticals, Inc.(a)                           206,517
  1,600     Mine Safety Appliances Co.                                     70,016
    400     Molecular Insight Pharmaceuticals, Inc.(a)                      3,776
  1,700     Molina Healthcare, Inc.(a)                                     51,884
 13,060     Monogram Biosciences, Inc.(a)                                  22,071
  3,800     Myriad Genetics, Inc.(a)                                      141,322
  5,100     NBTY, Inc.(a)                                                 220,320
  8,840     NPS Pharmaceuticals, Inc.(a)                                   36,598
  3,500     Nabi Biopharmaceuticals(a)                                     16,100
    150     National Dentex Corp.(a)                                        2,816
    400     National Healthcare Corp.                                      20,640
    400     Natrol, Inc.(a)                                                 1,344
  1,100     Natus Medical, Inc.(a)                                         17,512
  9,200     Nektar Therapeutics(a),(f)                                     87,308
  4,486     Neopharm, Inc.(a)                                               5,159
  1,900     Neose Technologies, Inc.(a)                                     4,693
  4,245     Neurocrine Biosciences, Inc.(a)                                47,671
  2,600     Neurogen Corp.(a)                                              17,264
  1,700     Neurometrix, Inc.(a),(f)                                       16,507
  3,000     Northfield Laboratories, Inc.(a),(f)                            4,260
    300     Nova Biosource Fuels, Inc.(a)                                     765
  4,000     Novacea, Inc.(a)                                               37,800
  3,500     Novavax, Inc.(a)                                               10,150
  2,600     Noven Pharmaceuticals, Inc.(a)                                 60,970
  1,400     Nutraceutical International Corp.(a)                           23,198
  3,200     NuVasive, Inc.(a)                                              86,432
 10,221     Nuvelo, Inc.(a)                                                27,801
  3,700     NxStage Medical, Inc.(a)                                       47,841
  5,267     OSI Pharmaceuticals, Inc.(a)                                  190,718
  4,500     Oakley, Inc.                                                  127,800
  2,800     Obagi Medical Products, Inc.(a)                                49,616
  3,850     Odyssey HealthCare, Inc.(a)                                    45,661
  7,700     Omnicare, Inc.                                                277,662
  1,600     Omrix Biopharmaceuticals, Inc.(a)                              50,336
  3,900     Onyx Pharmaceuticals, Inc.(a)                                 104,910
  4,775     OraSure Technologies, Inc.(a)                                  39,060
    800     Orexigen Therapeutics, Inc.(a)                                 12,016
    500     Orthofix International NV(a)                                   22,485
  4,100     Orthologic Corp.(a)                                             5,822
  5,920     Orthovita, Inc.(a)                                             17,760
    550     Oscient Pharmaceuticals Corp.(a)                                2,514
  1,300     Osiris Therapeutics, Inc.(a),(f)                               17,563
  3,300     Osteotech, Inc.(a)                                             23,760
  2,300     Owens & Minor, Inc.                                            80,362
  8,300     PDL BioPharma, Inc.(a)                                        193,390
  6,300     PSS World Medical, Inc.(a)                                    114,786
  4,500     Pain Therapeutics, Inc.(a)                                     39,195
  2,300     Par Pharmaceutical Cos., Inc.(a)                               64,929
  2,600     Parexel International Corp.(a)                                109,356
  1,180     Pediatric Services of America, Inc.(a)                         18,809
  3,400     Pediatrix Medical Group, Inc.(a)                              187,510
  3,300     Penwest Pharmaceuticals Co.(a)                                 41,151
 20,800     Peregrine Pharmaceuticals, Inc.(a),(f)                         15,912
  8,600     Perrigo Co.                                                   168,388
  3,900     PetMed Express, Inc.(a)                                        50,076
  8,600     Pharmaceutical Product Development, Inc.                      329,122
    700     Pharmacopeia Drug Discovery, Inc.(a)                            3,885

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,290     Pharmacyclics, Inc.(a)                                   $      6,229
  3,600     Pharmion Corp.(a)                                             104,220
  1,140     Pharmos Corp.(a)                                                1,596
  2,723     PolyMedica Corp.                                              111,235
  3,000     Pozen, Inc.(a)                                                 54,210
  2,500     Prestige Brands Holdings, Inc.(a)                              32,450
  2,400     Progenics Pharmaceuticals, Inc.(a)                             51,768
    800     ProxyMed, Inc.(a)                                               1,832
    125     Psychemedics Corp.                                              2,551
  3,232     Psychiatric Solutions, Inc.(a)                                117,192
  2,700     QMed, Inc.(a)                                                  10,449
  1,900     Quidel Corp.(a)                                                33,364
  2,600     Radiation Therapy Services, Inc.(a)                            68,484
    200     RadNet, Inc.(a)                                                 1,892
  1,600     Regeneration Technologies, Inc.(a)                             18,000
  6,000     Regeneron Pharmaceuticals, Inc.(a)                            107,520
  1,900     RehabCare Group, Inc.(a)                                       27,056
  1,800     Renovis, Inc.(a)                                                6,480
  1,200     Res-Care, Inc.(a)                                              25,368
  4,800     Resmed, Inc.(a)                                               198,048
  4,900     Respironics, Inc.(a)                                          208,691
  1,300     Retractable Technologies, Inc.(a)                               3,250
  2,200     Rochester Medical Corp.(a),(f)                                 33,044
  4,003     Salix Pharmaceuticals Ltd.(a)                                  49,237
  4,500     Sangamo Biosciences, Inc.(a)                                   36,540
  2,700     Santarus, Inc.(a)                                              13,959
  5,184     Savient Pharmaceuticals, Inc.(a)                               64,385
  5,700     Sciclone Pharmaceuticals, Inc.(a)                              13,965
  3,950     Sciele Pharma, Inc.(a),(f)                                     93,062
  6,800     Seattle Genetics, Inc.(a)                                      66,708
  7,055     Sepracor, Inc.(a)                                             289,396
  5,100     Sierra Health Services, Inc.(a)                               212,058
  5,000     Skilled Healthcare Group, Inc. Class A(a)                      77,550
  3,000     Somaxon Pharmaceuticals, Inc.(a)                               36,480
  3,500     Sonic Innovations, Inc.(a)                                     30,625
  1,800     SonoSite, Inc.(a)                                              56,574
  1,900     Sparta Surgical Corp.(a)                                            -
    500     Spectranetic Corp.(a)                                           5,760
     16     Spectrum Pharmaceuticals, Inc.(a)                                 115
  2,400     Staar Surgical Co.(a)                                           9,168
 10,100     Star Scientific, Inc.(a)                                        8,888
  5,400     StemCells, Inc.(a),(f)                                         12,474
  2,600     Stereotaxis, Inc.(a)                                           33,956
  3,100     Steris Corp.                                                   94,860
  3,500     Sun Healthcare Group, Inc.(a)                                  50,715
  3,000     Sunrise Senior Living, Inc.(a)                                119,970
  3,130     SuperGen, Inc.(a)                                              17,403
  2,300     SurModics, Inc.(a),(f)                                        115,000
    300     Symbion, Inc.(a)                                                6,513
    900     Symmetry Medical, Inc.(a)                                      14,409
  2,100     Synovis Life Technologies, Inc.(a)                             30,240
    300     Synta Pharmaceuticals Corp.(a)                                  2,490
  8,500     SyntheMed, Inc.(a)                                              7,310
  3,800     Tanox, Inc.(a)                                                 73,758
    850     Targeted Genetics Corp.(a)                                      2,304
  2,500     Techne Corp.(a)                                               143,025
 10,830     Telik, Inc.(a),(f)                                             36,605
  7,900     Tercica, Inc.(a),(f)                                           40,290
  1,900     Theragenics Corp.(a)                                            7,923
  3,800     Theravance, Inc.(a)                                           121,600
  6,600     Third Wave Technologies, Inc.(a)                               38,610
  5,700     Thoratec Corp.(a)                                             104,823
  7,300     Threshold Pharmaceuticals, Inc.(a)                              8,979
  2,800     Titan Pharmaceuticals, Inc.(a)                                  6,076
  5,600     Tomotherapy, Inc.(a)                                          122,752
    375     TorreyPines Therapeutics, Inc.(a)                               2,606
    900     Transgenomic, Inc.(a)                                             572
  5,646     Triad Hospitals, Inc.(a)                                      303,529
  2,900     Trimeris, Inc.(a)                                              19,836
    700     Tripos, Inc.(a)                                                   421
    300     Trubion Pharmaceuticals, Inc.(a)                                6,264
    800     US Physical Therapy, Inc.(a)                                   10,776
  1,800     USANA Health Sciences, Inc.(a),(f)                             80,532
  2,200     United Therapeutics Corp.(a)                                  140,272
  1,500     Universal Display Corp.(a)                                     23,565
  3,700     Universal Health Services, Inc. Class B                       227,550
  1,700     Urologix, Inc.(a)                                               3,791
  1,100     Utah Medical Products, Inc.                                    34,914
  5,040     VCA Antech, Inc.(a)                                           189,958
  5,000     Valeant Pharmaceuticals International                          83,450
  2,700     Vanda Pharmaceuticals, Inc.(a)                                 54,702

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,400     Ventana Medical Systems, Inc.(a)                         $    262,718
  9,762     Vertex Pharmaceuticals, Inc.(a)                               278,803
  2,600     ViaCell, Inc.(a)                                               14,378
      9     Via Pharmaceuticals, Inc.(a)                                       42
  1,000     Vical, Inc.(a)                                                  5,190
  3,300     Vion Pharmaceuticals, Inc.(a),(f)                               3,564
  1,390     Viragen, Inc.(a)                                                   50
  3,800     ViroPharma, Inc.(a)                                            52,440
  1,205     VistaCare, Inc. Class A(a)                                     11,833
    700     Vital Signs, Inc.                                              38,885
  7,400     Vivus, Inc.(a),(f)                                             38,702
     60     Vnus Medical Technologies, Inc.(a)                                804
  3,200     Volcano Corp.(a)                                               64,672
 18,000     Warner Chilcott Ltd.(a)                                       325,620
  1,700     West Pharmaceutical Services, Inc.                             80,155
  1,400     Wright Medical Group, Inc.(a)                                  33,768
 14,900     XOMA Ltd.(a)                                                   45,296
    200     XTENT, Inc.(a)                                                  2,000
  1,400     Xenoport, Inc.(a)                                              62,188
  2,700     Zila, Inc.(a)                                                   3,753
  2,110     Zoll Medical Corp.(a)                                          47,074
  6,900     ZymoGenetics, Inc.(a)                                         100,809
                                                                     ------------
                                                                       34,445,396
                                                                     ------------
  ELECTRONICS - 6.2%
  7,300     8x8, Inc.(a),(f)                                               10,074
     56     ACE*COMM Corp.(a)                                                  54
  9,600     AMIS Holdings, Inc.(a)                                        120,192
  3,100     APAC Customer Services, Inc.(a)                                 7,533
  2,800     ATMI, Inc.(a)                                                  84,000
 15,700     AVX Corp.                                                     262,818
  1,200     AXT, Inc.(a)                                                    5,196
    100     AZZ Inc.(a)                                                     3,365
  2,400     Actel Corp.(a)                                                 33,384
  3,600     Acuity Brands, Inc.                                           217,008
  5,400     Acxiom Corp.                                                  142,830
  1,100     Advanced Analogic Technologies, Inc.(a)                        10,670
  2,300     Advanced Energy Industries, Inc.(a)                            52,118
  3,500     Agilysys, Inc.                                                 78,750
  1,400     Alliance Fiber Optic Products, Inc.(a)                          2,884
  2,662     Alliant Techsystems, Inc.(a)                                  263,937
  8,400     Altair Nanotechnologies, Inc.(a),(f)                           29,652
  3,600     Altra Holdings, Inc.(a)                                        62,208
  1,650     American Physicians Capital, Inc.(a)                           66,825
    900     American Science & Engineering, Inc.(a)                        51,165
    100     American Technical Ceramics Corp.(a)                            2,387
 12,210     Amkor Technology, Inc.(a)                                     192,308
    600     Ampex Corp.(a)                                                  7,812
 12,610     Amphenol Corp. Class A                                        449,547
    100     Amtech Systems, Inc.(a)                                           875
  5,000     Anadigics, Inc.(a),(f)                                         68,950
  2,200     Anaren, Inc.(a)                                                38,742
 13,200     Andrew Corp.(a)                                               190,608
  3,400     Anixter International, Inc.(a)                                255,714
 25,500     Applied Micro Circuits Corp.(a)                                63,750
  9,600     Arris Group, Inc.(a)                                          168,864
  8,000     Arrow Electronics, Inc.(a)                                    307,440
  4,300     Asyst Technologies, Inc.(a)                                    31,089
  3,200     Atheros Communications, Inc.(a)                                98,688
 30,900     Atmel Corp.(a)                                                171,804
  2,200     Audiovox Corp. Class A(a)                                      28,534
 12,400     Avanex Corp.(a)                                                22,320
  3,956     Avid Technology, Inc.(a),(f)                                  139,845
 10,164     Avnet, Inc.(a)                                                402,901
    900     Aware, Inc.(a)                                                  4,860
  7,500     Axcelis Technologies, Inc.(a)                                  48,675
  1,500     Axsys Technologies, Inc.(a)                                    32,085
    400     Badger Meter, Inc.                                             11,304
    600     Bel Fuse, Inc.                                                 20,418
  2,800     Belden, Inc.                                                  154,980
  2,135     Bell Microproducts, Inc.(a)                                    13,920
  4,884     Benchmark Electronics, Inc.(a)                                110,476
  3,100     BigBand Networks, Inc.(a)                                      40,641
 14,500     Bookham, Inc.(a)                                               32,625
  5,482     Brooks Automation, Inc.(a)                                     99,498
 10,400     Bruker BioSciences Corp.(a)                                    93,704
  1,800     C&D Technologies, Inc.(a)                                      10,080
  2,800     C-COR, Inc.(a)                                                 39,368
 27,700     CMGI, Inc.(a)                                                  54,015
  2,200     CTS Corp.                                                      27,852

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,600     Cabot Microelectronics Corp.(a)                          $     92,274
 21,900     Cadence Design Systems, Inc.(a)                               480,924
  1,300     CalAmp Corp.(a)                                                 5,369
  4,000     California Micro Devices CP(a)                                 16,200
  2,385     Caliper Life Sciences, Inc.(a)                                 11,186
  2,800     Candela Corp.(a)                                               32,424
  5,300     Captaris, Inc.(a)                                              27,136
  1,700     Cavium Networks, Inc.(a)                                       38,454
  3,200     Cepheid, Inc.(a)                                               46,720
  1,103     Ceva, Inc.(a)                                                   9,376
    700     Champion Industries, Inc.                                       5,040
  2,300     Checkpoint Systems, Inc.(a)                                    58,075
  9,500     Cirrus Logic, Inc.(a)                                          78,850
  2,600     Coherent, Inc.(a)                                              79,326
  1,300     Cohu, Inc.                                                     28,925
  3,600     CommScope, Inc.(a)                                            210,060
  2,500     Comtech Telecommunications Corp.(a)                           116,050
 27,548     Conexant Systems, Inc.(a)                                      38,016
  4,800     Cox Radio, Inc. Class A(a)                                     68,352
 10,100     Credence Systems Corp.(a)                                      36,360
  4,900     Cree, Inc.(a),(f)                                             126,665
  3,705     Cymer, Inc.(a)                                                148,941
 10,800     Cypress Semiconductor Corp.(a)                                251,532
  3,627     DDi Corp.(a)                                                   28,980
  4,000     DSP Group, Inc.(a)                                             81,880
    700     DTS, Inc.(a)                                                   15,239
  3,100     Daktronics, Inc.(f)                                            66,588
    100     Dataram Corp.                                                     417
  3,600     DealerTrack Holdings, Inc.(a)                                 132,624
  2,500     Diodes, Inc.(a)                                               104,425
  1,600     Dionex Corp.(a)                                               113,584
  8,500     Dolby Laboratories, Inc. Class A(a)                           300,985
    600     Ducommun, Inc.(a)                                              15,438
  1,400     Dynamics Research Corp.(a)                                     18,242
  3,700     EFJ, Inc.(a)                                                   19,943
    700     EMS Technologies, Inc.(a)                                      15,442
  4,000     ESS Technology, Inc.(a)                                         6,640
    300     Eagle Test Systems, Inc.(a)                                     4,818
  3,700     Electro Scientific Industries, Inc.(a)                         76,960
  1,700     Electroglas, Inc.(a)                                            3,655
  5,300     Electronics for Imaging, Inc.(a)                              149,566
     20     eMagin Corp.(a)                                                    14
  1,900     Emcore Corp.(a),(f)                                            10,355
  1,400     Empire Resources, Inc.(f)                                      13,510
  5,000     Emulex Corp.(a)                                               109,200
  1,000     EndWare Corp.(a)                                               11,430
  1,800     EnerSys(a)                                                     32,940
  4,100     Energizer Holdings, Inc.(a)                                   408,360
  3,600     Energy Conversion Devices, Inc.(a),(f)                        110,952
  4,700     Entertainment Distribution Co., Inc.(a)                         9,353
  5,100     Exar Corp.(a)                                                  68,340
  1,800     Excel Technology, Inc.(a)                                      50,292
  7,487     Exide Technologies(a)                                          69,629
  3,200     FEI Co.(a)                                                    103,872
  5,300     FSI International, Inc.(a)                                     16,907
  6,900     Fairchild Semiconductor International, Inc.(a)                133,308
  1,600     Faro Technologies, Inc.(a)                                     50,976
  6,100     First Solar, Inc.(a)                                          544,669
  4,500     Flir Systems, Inc.(a)                                         208,125
  1,000     Flotek Industries, Inc.(a)                                     59,950
  3,800     Formfactor, Inc.(a)                                           145,540
  8,400     FuelCell Energy, Inc.(a),(f)                                   66,528
  2,400     GTC Biotherapeutics, Inc.(a)                                    2,784
  3,500     General Cable Corp.(a)                                        265,125
  2,000     Genesis Energy LP                                              69,760
  3,200     Genesis Microchip, Inc.(a)                                     29,952
  4,100     Getty Images, Inc.(a)                                         196,021
  4,200     Glu Mobile, Inc.(a)                                            58,380
  4,300     Harmonic, Inc.(a)                                              38,141
  9,990     Harris Corp.                                                  544,955
  1,520     Harvard Bioscience, Inc.(a)                                     7,980
  6,000     Hearst-Argyle Television, Inc.                                144,600
  2,275     Herley Industries, Inc.(a)                                     37,242
    447     Hifn, Inc.(a)                                                   2,637
  2,200     Hittite Microwave Corp.(a)                                     94,006
  2,600     Houston Wire & Cable Co.(a)                                    73,866
    800     Hungarian Telephone & Cable Corp.(a)                           16,008
  3,495     Hutchinson Technology, Inc.(a)                                 65,741
  4,300     INVESTools, Inc.(a)                                            42,828
  4,200     IPG Photonics Corp.(a)                                         83,790

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,800     IRIS International, Inc.(a)                              $     47,152
  5,100     IXYS Corp.(a),(f)                                              42,585
  5,800     Ikanos Communications, Inc.(a)                                 44,138
  4,846     Illumina, Inc.(a)                                             196,699
  7,900     Infinera Corp.(a)                                             196,868
  3,600     Infosonics Corp.(a),(f)                                        11,052
  3,935     Innovex, Inc.(a)                                                6,296
  2,000     Integrated Electrical Services, Inc.(a)                        65,940
  2,600     Integrated Silicon Solutions, Inc.(a)                          16,380
  5,900     Interactive Data Corp.                                        158,002
  4,000     International Rectifier Corp.(a)                              149,040
 10,915     Intersil Corp. Class A                                        343,386
  3,600     Isilon Systems, Inc.(a)                                        55,512
  2,800     Itron, Inc.(a)                                                218,232
  2,600     Ixia(a)                                                        24,076
  1,200     Keithley Instruments, Inc.                                     15,060
  2,800     Kemet Corp.(a)                                                 19,740
  3,100     Komag, Inc.(a)                                                 98,859
  4,200     Kopin Corp.(a)                                                 16,380
  7,500     Kulicke & Soffa Industries, Inc.(a)                            78,525
    100     LCC International, Inc. Class A(a)                                442
  9,200     Lam Research Corp.(a)                                         472,880
  7,270     Lattice Semiconductor Corp.(a)                                 41,584
  6,100     Leadis Technology, Inc.(a)                                     21,411
    900     LeCroy Corp.(a)                                                 8,748
    100     Lightpath Technologies, Inc. Class A(a)                           486
  7,600     Limelight Networks, Inc.(a)                                   150,328
  2,470     Littelfuse, Inc.(a)                                            83,412
  5,253     MKS Instruments, Inc.(a)                                      145,508
  7,287     MRV Communications, Inc.(a)                                    23,683
  1,900     MTS Systems Corp.                                              84,873
     25     M-Wave, Inc.(a)                                                    68
 45,100     Marvell Technology Group Ltd.(a),(h)                          821,271
  5,200     Mattson Technology, Inc.(a)                                    50,440
  3,300     Maxwell Technologies, Inc.(a),(f)                              46,926
  1,400     Mercury Computer Systems, Inc.(a)                              17,080
  4,600     Methode Electronics, Inc.                                      71,990
  2,800     Mettler Toledo International, Inc.(a)                         267,428
  4,117     Microsemi Corp.(a)                                             98,602
  2,000     Microtune, Inc.(a)                                             10,460
  1,700     Mobility Electronics, Inc.(a)                                   6,409
    700     Monolithic Power Systems, Inc.(a)                              12,215
  1,855     MoSys, Inc.(a)                                                 16,231
  1,100     Multi-Fineline Electronix, Inc.(a)                             18,876
  3,300     NETGEAR, Inc.(a)                                              119,625
  2,900     NU Horizons Electronics Corp.(a)                               38,599
  4,225     Nanogen, Inc.(a)                                                5,704
  2,000     Nanometrics, Inc.(a)                                           13,720
  3,000     Nanophase Technologies Corp.(a),(f)                            18,270
  3,700     Napco Security Systems, Inc.(a),(f)                            23,310
    320     Neomagic Corp.(a)                                               1,082
  3,600     Neoware Systems, Inc.(a)                                       48,744
  4,500     NetList, Inc.(a)                                               15,750
    800     Netlogic Microsystems, Inc.(a)                                 25,472
  5,200     Newport Corp.(a)                                               80,496
 13,335     Nuance Communications, Inc.(a)                                223,095
 24,250     ON Semiconductor Corp.(a)                                     259,960
  2,400     OSI Systems, Inc.(a)                                           65,640
  3,600     Omni Energy Services Corp.(a)                                  40,320
  5,900     Omnivision Technologies, Inc.(a),(f)                          106,849
  3,300     Oplink Communications, Inc.(a)                                 49,500
  3,200     OpNext, Inc.(a)                                                42,368
 23,000     Optical Communication Products, Inc.(a)                        37,260
    300     PDF Solutions, Inc.(a)                                          3,549
  1,500     PLX Technology, Inc.(a)                                        16,740
 16,100     PMC-Sierra, Inc.(a)                                           124,453
  1,600     Palomar Medical Technologies, Inc.(a)                          55,536
  1,150     Park Electrochemical Corp.                                     32,407
    800     ParkerVision, Inc.(a),(f)                                       9,560
  1,500     Pericom Semiconductor Corp.(a)                                 16,740
  1,600     Photon Dynamics, Inc.(a)                                       17,440
  3,300     Pixelworks, Inc.(a)                                             4,851
    900     Planar Systems, Inc.(a)                                         6,741
  1,800     Plantronics, Inc.                                              47,196
  3,000     Plexus Corp.(a)                                                68,970
  1,100     Powell Industries, Inc.(a)                                     34,936
  8,800     Power-One, Inc.(a)                                             35,024
 11,800     Powerwave Technologies, Inc.(a)                                79,060
    400     Preformed Line Products Co.                                    19,204
  8,400     Quantum Corp.(a)                                               26,628

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    200     QuickLogic Corp.(a)                                      $        534
 16,735     RF Micro Devices, Inc.(a)                                     104,426
  2,900     Radisys Corp.(a)                                               35,960
  8,300     Rambus, Inc.(a),(f)                                           149,234
  1,900     Raven Industries, Inc.                                         67,849
    700     Rex Stores Corp.(a)                                            13,881
    800     Richardson Electronics Ltd.                                     7,400
  1,500     Rofin-Sinar Technologies, Inc.(a)                             103,500
  2,928     Rudolph Technologies, Inc.(a)                                  48,634
  5,900     SAFLINK Corp.(a),(f)                                              171
    800     SCM Microsystems, Inc.(a)                                       2,400
  4,900     STEC, Inc.(a)                                                  31,507
  1,200     Sagemark Cos. Ltd.(a)                                           1,068
 42,300     Sanmina-SCI Corp.(a)                                          132,399
 43,032     Seagate Technology                                            936,807
  1,100     Semitool, Inc.(a)                                              10,571
  7,400     Semtech Corp.(a)                                              128,242
  5,500     Sigmatel, Inc.(a)                                              15,950
  1,200     Sigmatron International, Inc.(a)                               11,220
    100     Silicon Graphics, Inc.(a)                                       2,654
  4,700     Silicon Image, Inc.(a)                                         40,326
  3,600     Silicon Laboratories, Inc.(a)                                 124,596
  6,000     Silicon Storage Technology, Inc.(a)                            22,380
  4,000     Sirenza Microdevices, Inc.(a)                                  47,480
  3,900     SiRF Technology Holdings, Inc.(a)                              80,886
 13,100     Skyworks Solutions, Inc.(a)                                    96,285
  2,900     Smart Modular Technologies WWH, Inc.(a)                        39,904
 13,300     Spansion LLC Class A(a)                                       147,630
  7,200     Spectrum Brands, Inc.(a),(f)                                   48,744
  9,200     Staktek Holdings, Inc.(a)                                      36,156
  2,100     Standard Microsystems Corp.(a)                                 72,114
  6,800     Starent Networks Corp.(a)                                      99,960
  6,500     SunPower Corp. Class A(a),(f)                                 409,825
    200     Suntron Corp.(a)                                                  224
    432     Superconductor Technologies, Inc.(a)                              644
  1,900     Superior Essex, Inc.(a)                                        70,965
  4,800     Super Micro Computer, Inc.(a)                                  48,048
  2,100     Supertex, Inc.(a)                                              65,814
  4,176     Symmetricom, Inc.(a)                                           35,078
  2,900     Synaptics, Inc.(a)                                            103,791
  6,100     Syntax-Brillian Corp.(a),(f)                                   30,012
  2,300     TTM Technologies, Inc.(a)                                      29,900
  6,730     Taser International, Inc.(a),(f)                               93,884
  1,900     Technitrol, Inc.                                               54,473
    300     Techwell, Inc.(a)                                               3,930
    841     Tegal Corp.(a)                                                  5,315
  5,600     Tekelec(a)                                                     80,752
  3,300     Telkonet, Inc.(a),(f)                                           6,468
     75     Terabeam, Inc.(a)                                                 163
  3,900     Tessera Technologies, Inc.(a)                                 158,145
  3,665     Thomas & Betts Corp.(a)                                       212,570
    800     Tollgrade Communications, Inc.(a)                               8,440
 11,200     Transmeta Corp.(a)                                              8,400
 21,100     TranSwitch Corp.(a)                                            38,402
  9,645     TriQuint Semiconductor, Inc.(a)                                48,804
    200     Tvia, Inc.(a)                                                      48
  1,500     Tweeter Home Entertainment Group, Inc.(a)                         255
  3,100     Ultra Clean Holdings, Inc.(a)                                  43,338
  2,800     Ultralife Batteries, Inc.(a)                                   29,456
  1,700     Ultratech, Inc.(a)                                             22,661
    100     Unica Corp.(a)                                                  1,650
  1,400     United Industrial Corp.                                        83,972
    600     Unitil Corp.                                                   16,320
 12,500     Valence Technology, Inc.(a),(f)                                13,875
  6,150     Varian Semiconductor Equipment Associates, Inc.(a)            246,369
  2,450     Varian, Inc.(a)                                               134,334
  1,400     Viasat, Inc.(a)                                                44,940
  5,500     Vicor Corp.                                                    72,765
  2,300     Virage Logic Corp.(a)                                          16,882
 11,161     Vishay Intertechnology, Inc.(a)                               176,567
    300     Vocus, Inc.(a)                                                  7,533
    300     Volterra Semiconductor Corp.(a)                                 4,260
     66     Vyyo, Inc.(a)                                                     438
  3,600     WJ Communications, Inc.(a)                                      6,300
 14,000     Western Digital Corp.(a)                                      270,900
  5,317     Zebra Technologies Corp. Class A(a)                           205,981
  7,424     Zhone Technologies, Inc.(a),(f)                                10,616
  3,361     Zoran Corp.(a)                                                 67,354
                                                                     ------------
                                                                       23,842,890
                                                                     ------------

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  ENERGY & RAW MATERIALS - 4.0%
  1,000     APCO Argentina, Inc.                                     $     84,790
    800     Adams Resources & Energy, Inc.                                 23,872
  3,800     Alliance Resource Partners LP                                 159,220
  5,200     Alpha Natural Resources, Inc.(a)                              108,108
  4,000     Amerigas Partners LP                                          144,600
  9,500     Arch Coal, Inc.                                               330,600
  1,800     Atlas Pipeline Partners LP                                     97,686
  1,800     Atwood Oceanics, Inc.(a)                                      123,516
    600     Barnwell Industries, Inc.                                      12,480
  4,400     Berry Petroleum Co. Class A                                   165,792
  7,500     Boardwalk Pipeline Partners LP                                266,100
  7,400     Brigham Exploration Co.(a)                                     43,438
  1,800     Bristow Group, Inc.(a)                                         89,190
  3,700     Bronco Drilling Co., Inc.(a)                                   60,717
  3,700     Buckeye GP Holdings LP                                        123,136
  2,500     Buckeye Partners LP                                           128,300
  2,550     CARBO Ceramics, Inc.                                          111,716
  1,700     CREDO Petroleum Corp.(a)                                       22,542
  7,840     Cabot Oil & Gas Corp. Class A                                 289,139
  4,200     Cal Dive International, Inc.(a)                                69,846
  1,700     Calumet Specialty Products Partners LP                         82,620
  7,800     Cameron International Corp.(a)                                557,466
  5,600     Canyon Resources Corp.(a)                                       2,968
  5,816     Cimarex Energy Co.                                            229,209
  3,700     Compass Minerals International, Inc.                          128,242
  4,900     Crosstex Energy, Inc.(f)                                      140,777
  1,200     Dawson Geophysical Co.(a)                                      73,752
  7,700     Denbury Resources, Inc.(a)                                    288,750
  1,800     Double Eagle Pete & Mining Co.(a)                              32,112
  3,400     Dril-Quip, Inc.(a)                                            152,830
  8,100     Enterprise GP Holdings LP                                     307,233
 33,705     Enterprise Products Partners LP(f)                          1,072,156
  4,200     FMC Technologies, Inc.(a)                                     332,724
  4,300     Ferrellgas Partners LP                                        103,716
  6,200     Forest Oil Corp.(a)                                           262,012
  4,500     Foundation Coal Holdings, Inc.                                182,880
  1,300     Furmamite Corp.(a)                                             10,062
  8,100     GeoPetro Resources Co.(a)                                      32,400
  2,300     Goodrich Petroleum Corp.(a),(f)                                79,649
  8,600     Grant Prideco, Inc.(a)                                        462,938
 10,600     Grey Wolf, Inc.(a)                                             87,344
  5,849     Hanover Compressor Co.(a)                                     139,499
    600     Haynes International, Inc.(a)                                  50,658
  4,200     Headwaters, Inc.(a)                                            72,534
  6,400     Helmerich & Payne, Inc.                                       226,688
  1,200     Holly Energy Partners LP                                       61,080
  4,800     ICO Inc.(a)                                                    50,736
  3,100     Idaho General Mines, Inc.(a)                                   19,654
  4,700     Inergy LP                                                     170,140
  2,800     James River Coal Co.(a),(f)                                    36,288
  7,400     Joy Global, Inc.                                              431,642
 17,700     Kinder Morgan Energy Partners LP                              976,863
  3,700     Kirby Corp.(a)                                                142,043
  1,600     Lufkin Industries, Inc.                                       103,280
  1,600     MAXXAM, Inc.(a)                                                44,800
  7,700     Massey Energy Co.                                             205,205
  8,450     McDermott International, Inc.(a)                              702,364
  3,300     NL Industries, Inc.                                            33,066
  2,600     Natural Gas Services Group(a)                                  46,488
  4,100     Natural Resource Partners LP                                  155,964
  5,200     Newpark Resources, Inc.(a)                                     40,300
 12,480     Noble Energy, Inc.                                            778,627
  4,400     Nustar GP Holdings LLC                                        168,344
  2,800     Oil States International, Inc.(a)                             115,752
  4,400     Parallel Petroleum Corp.(a)                                    96,360
  8,400     Parker Drilling Co.(a)                                         88,536
  3,800     Penn Virginia Corp.                                           152,760
  2,100     Penn Virginia Resource Partners LP                             65,310
  1,780     Petroleum Development Corp.(a)                                 84,514
  3,000     Pioneer Drilling Co.(a)                                        44,730
  8,541     Plains All American Pipeline LP                               543,635
  3,212     Quantum Fuel Systems Technologies
              Worldwide, Inc.(a),(f)                                        5,011
    100     RGC Resources, Inc.                                             2,750
 10,900     Range Resources Corp.                                         407,769
  1,777     SEACOR Holdings, Inc.(a)                                      165,901
 11,500     Southwestern Energy Co.(a)                                    511,750
  1,900     Swift Energy Co.(a)                                            81,244

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,300     TC PipeLines LP                                          $     90,689
  5,300     TXCO Resources, Inc.(a)                                        54,484
  4,355     Tidewater, Inc.                                               308,682
  6,000     USEC, Inc.(a)                                                 131,880
  3,200     Unit Corp.(a)                                                 201,312
  2,100     Uranium Resources, Inc.(a)                                     23,163
  2,300     W-H Energy Services, Inc.(a)                                  142,393
  1,700     Westmoreland Coal Co.(a)                                       46,495
  2,400     Williams Partners LP                                          115,872
  3,000     World Fuel Services Corp.                                     126,180
                                                                     ------------
                                                                       15,340,063
                                                                     ------------
  ENERGY & UTILITIES - 3.7%
  6,400     AGL Resources, Inc.                                           259,072
  1,100     ATG, Inc.(a)                                                        -
  3,500     Active Power, Inc.(a)                                           6,230
  1,800     Allete, Inc.                                                   84,690
  7,300     Alliant Energy Corp.                                          283,605
  2,350     American States Water Co.                                      83,590
 11,317     Aqua America, Inc.(f)                                         254,519
 16,410     Aquila, Inc.(a)                                                67,117
    225     Artesian Resources Corp. Class A                                4,320
  6,300     Atmos Energy Corp.                                            189,378
    200     Atrion Corp.                                                   19,600
  4,900     Aventine Renewable Energy Holdings, Inc.(a)                    83,153
  4,400     Avista Corp.                                                   94,820
    200     BIW Ltd.                                                        4,540
  3,500     Basin Water, Inc.(a),(f)                                       30,450
  7,730     Beacon Power Corp.(a),(f)                                       9,585
  3,600     Black Hills Corp.                                             143,100
    900     CH Energy Group, Inc.                                          40,473
  2,100     Cadiz, Inc.(a)                                                 47,187
  1,300     California Water Service Group                                 48,737
    800     Cascade Natural Gas Corp.                                      21,128
  2,766     Catalytica Energy Systems, Inc.(a)                              3,319
  1,900     Central Vermont Public Service Corp.                           71,592
  1,300     Chesapeake Utilities Corp.                                     44,538
  5,700     Cleco Corp.                                                   139,650
  2,300     Comverge, Inc.(a)                                              71,323
    600     Connecticut Water Service, Inc.                                14,622
    600     Contango Oil & Gas Co.(a)                                      21,774
  4,200     Copano Energy LLC                                             179,214
    600     DCP Midstream Partners LP                                      27,972
  9,535     DPL, Inc.                                                     270,222
    100     Delta Natural Gas Co., Inc.                                     2,585
  3,100     El Paso Electric Co.(a)                                        76,136
  2,900     The Empire District Electric Co.                               64,873
  5,100     Energen Corp.                                                 280,194
 11,800     Energy East Corp.                                             307,862
 11,100     Energy Transfer Partners LP                                   685,203
    200     Energy West, Inc.                                               3,006
    450     EnergySouth, Inc.                                              22,950
  2,200     EnerNOC, Inc.(a)                                               83,886
  8,380     Equitable Resources, Inc.                                     415,313
  4,700     Evergreen Energy, Inc.(a),(f)                                  28,341
    199     Florida Public Utilities Co.                                    2,448
    100     GeoMet, Inc.(a)                                                   766
  1,900     Global Partners LP                                             68,286
  6,000     Great Plains Energy, Inc.                                     174,720
  4,420     Hawaiian Electric Industries, Inc.                            104,710
  4,300     IDACORP, Inc.                                                 137,772
  1,200     The Laclede Group, Inc.                                        38,256
 11,825     MDU Resources Group, Inc.                                     331,573
  2,500     MGE Energy, Inc.                                               81,675
  3,700     Magellan Midstream Holdings LP                                111,000
  1,300     MarkWest Hydrocarbon, Inc.                                     74,659
    766     Middlesex Water Co.                                            14,715
 20,700     Mirant Corp.(a)                                               882,855
  2,100     Mitcham Industries, Inc.(a)                                    40,089
 10,600     Mueller Water Products, Inc. Series A(f)                      180,836
 20,560     NRG Energy, Inc.(a)                                           854,679
  6,500     NSTAR                                                         210,925
  6,150     National Fuel Gas Co.                                         266,357
  2,840     New Jersey Resources Corp.                                    144,897
 11,100     Northeast Utilities Inc.                                      314,796
  1,600     Northwest Natural Gas Co.                                      73,904
  4,000     NorthWestern Corp.                                            127,240
  5,500     OGE Energy Corp.                                              201,575
  6,100     ONEOK Partners LP(f)                                          417,545
  7,790     Oneok, Inc.                                                   392,694
  2,100     Ormat Technologies, Inc.(f)                                    79,128

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,200     Otter Tail Corp.                                         $    102,624
  4,800     PNM Resources, Inc.                                           133,392
    177     Pennichuck Corp.                                                4,469
 13,773     Pepco Holdings, Inc.                                          388,399
  4,900     Piedmont Natural Gas Co.                                      120,785
  2,600     Pike Electric Corp.(a)                                         58,188
  6,400     Portland General Electric Co.                                 175,616
  8,500     Puget Energy, Inc.                                            205,530
  3,800     Regency Energy Partners LP                                    126,084
 26,100     Reliant Energy, Inc.(a)                                       703,395
  9,000     SCANA Corp.                                                   344,610
  5,800     SEMCO Energy, Inc.(a)                                          45,066
    600     SJW Corp.                                                      19,980
    600     SMF Energy Corp.(a)                                               888
 13,800     Sierra Pacific Resources(a)                                   242,328
  1,600     South Jersey Industries, Inc.                                  56,608
  8,454     Southern Union Co.                                            275,516
  2,400     Southwest Gas Corp.                                            81,144
  1,571     Southwest Water Co.                                            20,062
    900     Star Gas Partners LP(a)                                         4,014
 13,200     Transmeridian Exploration, Inc.(a),(f)                         23,232
  7,360     UGI Corp.                                                     200,781
  1,833     UIL Holdings Corp.                                             60,672
  3,400     Unisource Energy Corp.                                        111,826
  4,100     Vectren Corp.                                                 110,413
  1,600     Venoco, Inc.(a)                                                29,872
  7,750     VeraSun Energy Corp.(a)                                       112,220
  4,600     WGL Holdings, Inc.                                            150,144
  4,625     Westar Energy, Inc.                                           112,295
  9,380     Wisconsin Energy Corp.                                        414,877
                                                                     ------------
                                                                       14,352,999
                                                                     ------------
  FOOD & AGRICULTURE - 1.7%
    400     Alico, Inc.                                                    24,396
  2,200     The Andersons, Inc.(f)                                         99,726
  5,300     B&G Foods, Inc. Class A                                        69,960
    500     Bridgford Foods Corp.(a)                                        3,710
 10,100     Bunge Ltd.                                                    853,450
  9,300     Burger King Holdings, Inc.                                    244,962
  4,500     CF Industries Holdings, Inc.                                  269,505
    200     Cagle's, Inc. Class A(a)                                        1,576
  3,600     Cal-Maine Foods, Inc.                                          58,968
  4,902     Chiquita Brands International, Inc.                            92,942
    400     Coca-Cola Bottling Co. Consolidated                            20,120
    300     Consolidated-Tomoka Land Co.                                   20,787
  5,300     Corn Products International, Inc.                             240,885
  1,200     Cuisine Solutions, Inc.(a)                                      7,260
    500     Dairy Mart Convenience Stores, Inc.(a)                              -
  3,500     Darling International, Inc.(a)                                 31,990
 14,000     Del Monte Foods Co.                                           170,240
    900     Eden Bioscience Corp.(a)                                          990
    700     Farmer Bros. Co.                                               15,841
    100     Fisher Communications, Inc.(a)                                  5,079
  3,812     Flowers Foods, Inc.                                           127,168
  4,500     Fresh Del Monte Produce, Inc.                                 112,725
    700     Gehl Co.(a)                                                    21,252
    600     Golden Enterprises, Inc.                                        1,872
  1,100     Green Mountain Coffee Roasters, Inc.(a)                        86,614
  1,000     Griffin Land & Nurseries, Inc.(a)                              36,100
  3,539     Hain Celestial Group, Inc.(a)                                  96,048
  4,100     Hines Horticulture, Inc.(a)                                     3,075
  9,486     Hormel Foods Corp.                                            354,302
  1,712     Imperial Sugar Co. New Shares(f)                               52,712
  2,700     Ingles Markets, Inc. Class A                                   93,015
  3,765     Ionatron, Inc.(a),(f)                                          14,684
  2,300     J&J Snack Foods Corp.                                          86,802
  3,519     The J.M. Smucker Co.                                          224,020
    700     John B. Sanfilippo & Son, Inc.(a)                               7,700
  3,400     Jones Soda Co.(a),(f)                                          47,668
  2,200     Lance, Inc.                                                    51,832
  3,400     Lifeway Foods, Inc.(a)                                         38,386
  2,900     MGP Ingredients, Inc.                                          49,010
    400     Maui Land & Pineapple Co., Inc.(a)                             14,692
    700     Monterey Gourmet Foods, Inc.(a)                                 2,989
  1,620     Nash Finch Co.                                                 80,190
    875     Neogen Corp.(a)                                                25,165
  5,900     NitroMed, Inc.(a)                                              12,980
  2,500     The Pantry, Inc.(a)                                           115,250

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,600     Peet's Coffee & Tea, Inc.(a)                             $     64,038
  8,227     PepsiAmericas, Inc.                                           202,055
  3,900     Performance Food Group Co.(a)                                 126,711
  4,200     Pilgrim's Pride Corp.                                         160,314
  1,800     Pioneer Cos., Inc.(a)                                          61,866
  2,732     Ralcorp Holdings, Inc.(a)                                     146,025
  1,424     Rocky Mountain Chocolate Factory, Inc.                         22,613
  2,250     Sanderson Farms, Inc.                                         101,295
  4,200     Schiff Nutrition International, Inc.(a)                        27,510
  4,100     The Scotts Miracle-Gro Co.                                    176,054
    100     Seaboard Corp.                                                234,500
    200     Seneca Foods Corp.(a)                                           5,204
  9,988     Smithfield Foods, Inc.(a)                                     307,531
    114     SoftBrands, Inc.(a)                                               237
  2,600     Spartan Stores, Inc.                                           85,566
  2,000     Susser Holdings Corp.(a)                                       32,420
    400     Tasty Baking Co.                                                4,184
    600     Tejon Ranch Co.(a)                                             26,520
  7,100     Terra Industries, Inc.(a)                                     180,482
  2,863     Tootsie Roll Industries, Inc.                                  79,334
  1,812     TreeHouse Foods, Inc.(a)                                       48,217
  3,700     US BioEnergy Corp.(a)                                          42,032
  4,500     United Natural Foods, Inc.(a)                                 119,610
  2,800     Wild Oats Markets, Inc.(a)                                     46,928
    800     Willamette Valley Vineyards, Inc.(a)                            5,496
  5,100     Winn-Dixie Stores, Inc.(a)                                    149,430
    500     Zanett, Inc.(a)                                                   650
    800     Zapata Corp.(a)                                                 5,400
                                                                     ------------
                                                                        6,450,860
                                                                     ------------
  GOLD - 0.1%
  1,200     Aurora Oil & Gas Corp.(a)                                       2,556
  5,580     Meridian Gold, Inc.(a)                                        153,896
  5,400     NGAS Resources, Inc.(a),(f)                                    43,200
  3,835     Royal Gold, Inc.                                               91,158
  8,400     US Gold Corp.(a)                                               46,200
                                                                     ------------
                                                                          337,010
                                                                     ------------
  INSURANCE - 4.5%
  1,300     21st Century Holding Co.                                       13,962
  5,200     21st Century Insurance Group                                  113,672
  1,100     ACA Capital Holdings, Inc.(a)                                  13,090
  2,600     Affirmative Insurance Holdings, Inc.                           39,650
  4,900     Alfa Corp.                                                     76,293
    644     Alleghany Corp.(a)                                            261,786
  4,100     Allied World Assurance Holdings Ltd.                          210,125
  5,100     American Equity Investment Life Holding Co.                    61,608
  7,950     American Financial Group, Inc.                                271,493
  1,900     American National Insurance Co.                               289,940
  2,800     Amerisafe, Inc.(a)                                             54,964
  2,700     Amtrust Financial Services, Inc.                               50,733
  6,505     Arch Capital Group Ltd.(a)                                    471,873
  3,300     Argonaut Group, Inc.                                          102,993
  5,800     Arthur J. Gallagher & Co.                                     161,704
  5,900     Aspen Insurance Holdings Ltd.                                 165,613
  4,600     Assured Guaranty Ltd.                                         135,976
    700     Atlantic American Corp.(a)                                      2,758
 12,300     Axis Capital Holdings Ltd.                                    499,995
    950     Baldwin & Lyons, Inc. Class B                                  24,681
  1,780     Bristol West Holdings, Inc.                                    39,819
  8,800     Brown & Brown, Inc.                                           221,232
 21,629     CNA Financial Corp.                                         1,031,487
  1,700     CNA Surety Corp.(a)                                            32,147
  5,500     Castlepoint Holdings Ltd.                                      80,795
  4,700     Commerce Group, Inc.                                          163,184
 14,100     Conseco, Inc.(a)                                              294,549
  3,200     Crawford & Co. Class B                                         21,632
  2,950     Delphi Financial Group, Inc. Class A                          123,369
    100     Donegal Group, Inc. Class A                                     1,490
  1,900     EMC Insurance Group, Inc.                                      47,158
  3,000     eHealth, Inc.(a)                                               57,270
  5,500     Employers Holdings, Inc.                                      116,820
  5,100     Endurance Specialty Holdings Ltd.                             204,204
    600     Enstar Group Ltd.(a)                                           72,426
  5,100     Erie Indemnity Co. Class A                                    275,604

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  4,900     Everest Re Group Ltd.                                    $    532,336
  1,300     FBL Financial Group, Inc. Class A                              51,116
    400     FMS Financial Corp.                                            11,484
  1,500     FPIC Insurance Group, Inc.(a)                                  61,155
 15,864     Fidelity National Title Group, Inc. Class A                   375,977
  7,835     First American Corp.                                          387,833
  2,700     First Mercury Financial Corp.(a)                               56,619
    400     First United Corp.                                              7,940
  3,800     Flagstone Reinsurance Holdings Ltd.(a)                         50,616
  7,500     Fremont General Corp.(f)                                       80,700
  3,210     Great American Financial Resources, Inc.                       77,650
  4,200     Greenlight Capital Re Ltd.(a)                                  94,626
  7,750     HCC Insurance Holdings, Inc.                                  258,928
  3,100     The Hanover Insurance Group, Inc.                             151,249
  2,000     Harleysville Group, Inc.                                       66,720
  1,900     Hilb Rogal & Hobbs Co.                                         81,434
  2,400     Horace Mann Educators Corp.                                    50,976
  6,400     IPC Holdings, Ltd.                                            206,656
    720     Independence Holding Co.                                       14,710
  2,000     Infinity Property & Casualty Corp.                            101,460
  6,000     Isolagen, Inc.(a),(f)                                          25,500
  1,500     KMG America Corp(a)                                             7,875
  1,700     Kansas City Life Insurance Co.                                 79,050
  1,700     LandAmerica Financial Group, Inc.                             164,033
  1,500     Life Partners Holdings, Inc.                                   48,870
    700     Markel Corp.(a)                                               339,192
  6,000     Max Capital Group Ltd.                                        169,800
  3,900     Meadowbrook Insurance Group, Inc.(a)                           42,744
  1,600     Mercer Insurance Group, Inc.                                   31,840
  3,700     Mercury General Corp.                                         203,907
  6,900     Montpelier Re Holdings Ltd.                                   127,926
    500     NYMAGIC, Inc.                                                  20,100
  3,200     National Atlantic Holdings Corp.(a)                            44,448
    500     National Interstate Corp.                                      13,040
  1,000     National Medical Health Card Systems, Inc.(a)                  15,960
 11,300     Nationwide Financial Services, Inc. Class A                   714,386
    700     Navigators Group, Inc.(a)                                      37,730
  5,900     Odyssey Re Holdings Corp.                                     253,051
  4,700     Ohio Casualty Corp.                                           203,557
 14,912     Old Republic International Corp.                              317,029
  8,700     OneBeacon Insurance Group Ltd.                                220,371
  4,695     PMA Capital Corp. Class A(a)                                   50,190
  6,900     The PMI Group, Inc.                                           308,223
  5,100     PartnerRe Ltd.                                                395,250
    250     Penn Treaty American Corp.(a)                                   1,430
  5,800     Philadelphia Consolidated Holding Co.(a)                      242,440
  6,100     The Phoenix Cos., Inc.                                         91,561
  2,000     Pico Holdings, Inc.(a)                                         86,520
  3,700     Platinum Underwriters Holdings Ltd.                           128,575
  4,000     Presidential Life Corp.                                        78,640
  3,100     ProAssurance Corp.(a)                                         172,577
  5,500     Protective Life Corp.                                         262,955
  2,500     RLI Corp.                                                     139,875
    200     RTW, Inc.(a)                                                    1,628
  5,344     Radian Group, Inc.                                            288,576
  4,500     Reinsurance Group of America, Inc.                            271,080
  6,200     RenaissanceRe Holdings Ltd.                                   384,338
    400     SCPIE Holdings, Inc.(a)                                        10,000
  2,200     Safety Insurance Group, Inc.                                   91,080
  5,600     Scottish Re Group Ltd.(a)                                      27,384
  2,900     SeaBright Insurance Holdings, Inc.(a)                          50,692
  6,200     Security Capital Assurance Ltd.                               191,394
  5,200     Selective Insurance Group, Inc.                               139,776
  3,100     Stancorp Financial Group, Inc.                                162,688
  2,025     State Auto Financial Corp.                                     62,066
    900     Stewart Information Services Corp.                             35,847
  3,000     Tower Group, Inc.                                              95,700
  5,631     Transatlantic Holdings, Inc.                                  400,533
  2,000     Triad Guaranty, Inc.(a)                                        79,860
    300     Unico American Corp.(a)                                         3,993
  4,400     United America Indemnity, Ltd.(a)                             109,428

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,700     United Fire & Casualty Co.                               $     95,526
  4,200     Unitrin, Inc.                                                 206,556
  5,800     Universal American Financial Corp.(a)                         123,424
 14,190     W.R. Berkley Corp.                                            461,743
  3,000     WellCare Health Plans, Inc.(a)                                271,530
  2,450     Zenith National Insurance Corp.                               115,371
                                                                     ------------
                                                                       17,245,138
                                                                     ------------
  INTERNATIONAL OIL - 0.4%
  3,200     ATP Oil & Gas Corp.(a)                                        155,648
 18,889     GlobalSantaFe Corp.                                         1,364,730
  4,700     Sulphco, Inc.(a),(f)                                           16,967
                                                                     ------------
                                                                        1,537,345
                                                                     ------------
  LIQUOR - 0.1%
  2,100     Boston Beer Co., Inc. Class A(a)                               82,635
  4,112     Central European Distribution Corp.(a)                        142,357
  2,760     National Beverage Corp.(a)                                     31,768
    100     Pyramid Breweries, Inc.(a)                                        343
                                                                     ------------
                                                                          257,103
                                                                     ------------
  MEDIA - 3.3%
  2,600     ACCO Brands Corp.(a)                                           59,930
  1,000     Acme Communications, Inc.                                       5,010
  2,250     America's Car Mart, Inc.(a)                                    30,578
  4,500     Beasley Broadcasting Group, Inc. Class A                       40,050
  6,480     Belo Corp. Class A                                            133,423
 17,100     Blockbuster, Inc. Class A(a),(f)                               73,701
 12,800     CNET Networks, Inc.(a)                                        104,832
     50     CTN Media Group, Inc.(a)                                            -
 22,000     Cablevision Systems Corp. Class A(a)                          796,180
  2,600     Carmike Cinemas, Inc.                                          57,096
 36,100     Charter Communications, Inc. Class A(a)                       146,205
 10,600     Cinemark Holdings, Inc.(a)                                    189,634
 28,000     Citadel Broadcasting Corp.                                    180,600
  2,300     Coleman Cable, Inc.(a)                                         59,478
  1,500     Consolidated Graphics, Inc.(a)                                103,920
 11,600     Crown Media Holdings, Inc. Class A(a),(f)                      83,520
  7,165     Cumulus Media, Inc. Class A(a),(f)                             66,993
  2,500     Document Security Systems, Inc.(a),(f)                         34,475
  8,600     DreamWorks Animation SKG, Inc. Class A(a)                     248,024
 36,665     EchoStar Communications Corp. Class A(a)                    1,590,161
  6,400     Emmis Communications Corp. Class A                             58,944
  3,400     Entercom Communications Corp.                                  84,626
  6,500     Entravision Communications Corp. Class A(a)                    67,795
  7,280     Gartner, Inc. Class A(a)                                      179,015
  4,200     GateHouse Media, Inc.                                          77,910
  3,020     Gaylord Entertainment Co.(a)                                  161,993
  2,200     Gray Television, Inc.                                          20,394
     80     iBEAM Broadcasting Corp.(a)                                         -
 11,700     Idearc, Inc.                                                  413,361
     20     Intraware, Inc.(a)                                                 95
  4,400     John Wiley & Sons, Inc. Class A                               212,476
  4,500     Journal Communications, Inc. Class A                           58,545
  5,200     Journal Register Co.                                           23,296
  3,100     The Knot, Inc.(a)                                              62,589
  3,300     Lee Enterprises, Inc.                                          68,838
 28,041     Liberty Global, Inc.(a)                                     1,150,803
  3,922     Liberty Global, Inc. Series C(a)                              154,135
  3,200     Lin TV Corp. Class A(a)                                        60,192
  5,100     Live Nation, Inc.(a)                                          114,138
  1,600     Loral Space & Communications Ltd.(a)                           78,848
  3,600     Martha Stewart Living Omnimedia, Inc. Class A                  61,920
  7,800     McClatchy Co. Class A(f)                                      197,418
    800     Media General, Inc. Class A                                    26,616
 12,400     Mediacom Communications Corp. Class A(a)                      120,156
  4,300     National CineMedia, Inc.(a)                                   120,443

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  5,600     Navarre Corp.(a)                                         $     21,840
  1,400     Network Equipment Technologies, Inc.(a)                        13,356
  2,500     Nexstar Broadcasting Group, Inc. Class A(a)                    32,850
 10,600     Palatin Technologies, Inc.(a)                                  20,988
  2,100     Playboy Enterprises, Inc. Class B(a)                           23,793
 23,434     Primedia, Inc.(a)                                              66,787
  9,800     Radio One, Inc. Class A(a)                                     69,286
 13,900     Regal Entertainment Group Series A                            304,827
  2,900     Regent Communications, Inc.(a)                                  9,715
  1,500     Rewards Network, Inc.(a)                                        6,105
  1,425     Saga Communications, Inc. Class A(a)                           13,965
  1,600     Salem Communications Corp. Class A                             17,744
  3,710     Scholastic Corp.(a)                                           133,337
  9,100     Sinclair Broadcast Group, Inc. Class A                        129,402
  6,730     Source Interlink Cos., Inc.(a)                                 33,515
  5,100     Spanish Broadcasting System, Inc. Class A(a)                   21,930
  4,980     Sun-Times Media Group, Inc.                                    26,145
 77,600     Time Warner Cable, Inc.(a)                                  3,039,592
 10,165     TiVo, Inc.(a)                                                  58,855
    320     Triple Crown Media, Inc.(a)                                     2,982
    600     United Capital Corp.(a)                                        17,250
  9,900     Univercell Holdings, Inc.(a)                                       31
  2,000     Valassis Communications, Inc.(a)                               34,380
  2,300     ValueVision Media, Inc. Class A(a)                             26,036
  2,100     WPT Enterprises, Inc.(a),(f)                                    8,589
    725     The Washington Post Co. Class B                               562,665
  3,600     Westwood One, Inc.                                             25,884
  6,900     WorldSpace, Inc. Class A(a),(f)                                33,327
 24,475     XM Satellite Radio Holdings, Inc. Class A(a)                  288,071
  2,400     Young Broadcasting, Inc. Class A(a)                             8,856
                                                                     ------------
                                                                       12,630,459
                                                                     ------------
  MISCELLANEOUS - 0.9%
  5,400     Alliance Holdings GP LP                                       160,704
  1,900     Ceco Environmental Corp.(a)                                    21,812
  3,000     Coinstar, Inc.(a)                                              94,440
  4,600     Complete Production Services, Inc.(a)                         118,910
  4,600     Delek US Holdings, Inc.                                       122,590
  3,100     DynCorp. International, Inc.(a)                                68,169
  4,600     Force Protection, Inc.(a),(f)                                  94,944
  1,300     Gerber Scientific, Inc.(a)                                     15,106
  3,900     Goodman Global, Inc.(a)                                        86,658
  8,100     International Coal Group, Inc.(a)                              48,438
 11,607     Liberty Media Holding Corp. - Capital(a)                    1,365,912
 51,336     Liberty Media Holding Corp. - Interactive(a)                1,146,333
    100     Nextest Systems Corp.(a)                                        1,367
    500     Northstar Neuroscience, Inc.(a)                                 5,815
    500     Pegasus Wireless Corp.(a),(f)                                      73
  2,700     Penson Worldwide, Inc.(a)                                      66,231
  2,900     Smith & Wesson Holding Corp.(a),(f)                            48,575
  3,400     Teekay LNG Partners LP                                        122,672
  2,200     Visicu, Inc.(a)                                                20,130
                                                                     ------------
                                                                        3,608,879
                                                                     ------------
  MISCELLANEOUS FINANCE - 10.4%
  1,210     1st Source Corp.                                               30,153
  5,050     A.G. Edwards, Inc.                                            426,978
  2,900     Acacia Research - Acacia Technologies(a)                       46,864
  3,447     Accredited Home Lenders Holding Co.(a),(f)                     47,120
  4,000     Advance America, Cash Advance Centers, Inc.                    70,960
  4,050     Advanta Corp. Class B                                         126,117
  2,500     Affiliated Managers Group, Inc.(a)                            321,900
  1,400     Agree Realty Corp.                                             43,750
  6,500     AllianceBernstein Holding LP                                  566,085
  1,500     Amcore Financial, Inc.                                         43,485
  2,300     American Campus Communities, Inc.                              65,067

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
 13,000     American Financial Realty Trust                          $    134,160
  4,644     American Home Mortgage Investment Corp.(f)                     85,357
  7,450     AmeriCredit Corp.(a)                                          197,798
    100     Ampal-American Israel Corp. Class A(a)                            595
  1,600     Anchor Bancorp Wisconsin, Inc.                                 41,904
  6,100     Ashford Hospitality Trust, Inc.                                71,736
  2,100     Asset Acceptance Capital Corp.(a)                              37,170
  1,600     Asta Funding, Inc.(f)                                          61,488
  6,050     Astoria Financial Corp.                                       151,492
     74     Atlantic Coast Federal Corp.                                    1,166
  2,600     Atlantis Plastics, Inc.(a)                                     10,374
  5,801     BOK Financial Corp.                                           309,889
  2,200     BP Prudhoe Bay Royalty Trust(f)                               158,752
  1,100     Bancorp Rhode Island, Inc.                                     42,075
    900     Bank of the Ozarks, Inc.                                       25,083
  4,435     BankUnited Financial Corp. Class A                             89,010
  1,500     Banner Corp.                                                   51,090
    108     Berkshire Hathaway, Inc. Class A(a)                        11,823,300
    476     Berkshire Hathaway, Inc. Class B(a)                         1,715,980
  1,400     Berkshire Hills Bancorp, Inc.                                  44,114
  9,400     BlackRock, Inc.(b)                                          1,471,946
 11,100     Broadridge Financial Solutions LLC                            212,232
  4,175     CVB Financial Corp.                                            46,426
  2,400     Calamos Asset Management, Inc. Class A                         61,320
    500     Camco Financial Corp.                                           6,230
    540     Capital Corp. of the West                                      12,938
  4,600     Capital Lease Funding, Inc.                                    49,450
 15,441     CapitalSource, Inc.                                           379,694
  1,900     Capital Trust, Inc.                                            64,866
    515     Cascade Financial Corp.                                         8,152
  2,900     Cash America International, Inc.                              114,985
  4,722     Cathay General Bancorp                                        158,376
  4,100     Cbot Holdings, Inc. Class A(a)                                847,060
  4,600     Centerline Holding Co.                                         82,800
  2,676     Central Pacific Financial Corp.                                88,335
  3,100     Cenveo, Inc.(a)                                                71,889
    900     Charter Financial Corp.                                        45,495
  1,600     Citizens First Bancorp, Inc.                                   34,880
  2,890     Citizens, Inc.(a),(f)                                          20,346
    400     Clayton Holdings, Inc.(a)                                       4,556
  3,400     Cohen & Steers, Inc.                                          147,730
  4,500     CompuCredit Corp.(a)                                          157,590
  4,250     Corrections Corp. of America(a)                               268,218
 13,080     Covanta Holding Corp.(a)                                      322,422
  2,400     Cowen Group, Inc.(a)                                           42,984
  1,156     Cross Timbers Royalty Trust                                    49,153
  3,000     Deerfield Triarc Capital Corp.                                 43,890
  3,600     Delta Financial Corp.(f)                                       44,172
  3,700     Dime Community Bancshares, Inc.                                48,803
  2,700     Downey Financial Corp.(f)                                     178,146
  6,900     ECC Capital Corp.                                               2,346
    629     ESB Financial Corp.                                             6,938
    300     Eastern Virginia Bankshares, Inc.                               6,600
  8,300     Eaton Vance Corp.                                             366,694
  2,900     Encore Capital Group, Inc.(a)                                  36,192
  2,500     ePlus, Inc.(a)                                                 24,325
  3,300     Epoch Holding Corp.(a)                                         44,187
  3,400     eSpeed, Inc. Class A(a)                                        29,376
    700     Evercore Partners, Inc. Class A                                20,839
  2,800     Extra Space Storage, Inc.                                      46,200
  4,000     Ezcorp, Inc.(a)                                                52,960
  3,400     FBR Capital Markets Corp.(a)                                   57,460
  1,900     FCStone Group, Inc.(a)                                        108,889
    900     The FINOVA Group, Inc.(a)                                          36
  3,400     Financial Federal Corp.                                       101,388
  2,400     First Albany Cos., Inc.(a)                                      4,008
  2,961     First Community Bancorp, Inc.                                 169,399
    500     First Defiance Financial Corp.                                 14,910
    800     First Financial Corp.                                          23,488
  1,400     First Financial Holdings, Inc.                                 45,794
  2,150     First Indiana Corp.                                            47,558
  6,900     The First Marblehead Corp.                                    266,616
    615     First Place Financial Corp.                                    12,989
  1,900     FirstFed Financial Corp.(a),(f)                               107,787
  3,600     Flagstar Bancorp, Inc.                                         43,380
  2,950     Flushing Financial Corp.                                       47,377
  7,000     Franklin Street Properties Corp.                              115,780

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  9,710     Friedman Billings Ramsey Group, Inc. Class A             $     53,017
    300     Frontline Capital Group(a)                                          -
  2,700     GAMCO Investors, Inc. Class A                                 151,335
  2,400     GFI Group, Inc.(a)                                            173,952
  3,956     Glacier Bancorp, Inc.                                          80,505
    800     Gramercy Capital Corp.                                         22,032
  2,300     Great Lakes Bancorp, Inc.(a)                                   30,383
  1,700     Greenhill & Co., Inc.(f)                                      116,807
    900     HMN Financial, Inc.                                            31,635
  1,400     Heartland Payment Systems, Inc.(f)                             41,062
    420     Heritage Financial Corp.                                       10,017
  4,100     Hersha Hospitality Trust                                       48,462
  3,300     HomeBanc Corp.                                                  4,191
  4,000     Hugoton Royalty Trust                                         100,920
  1,000     IBERIABANK Corp.                                               49,450
  3,900     ITC Holdings Corp.                                            158,457
    300     ITLA Capital Corp.                                             15,636
    242     Independence Federal Savings Bank(a)                            2,425
  2,524     Independent Bank Corp./MI                                      43,438
  6,200     IndyMac Bancorp, Inc.(f)                                      180,854
    800     InnSuites Hospitality Trust                                     1,208
  4,500     Interactive Brokers Group, Inc. Class A(a)                    122,085
  5,400     IntercontinentalExchange, Inc.(a)                             798,390
  1,000     International Assets Holding Corp., Inc.(a)                    23,200
  6,442     International Bancshares Corp.                                165,034
  3,400     International Securities Exchange, Inc.                       222,190
    800     Interpool, Inc.                                                21,520
  3,000     Investment Technology Group, Inc.(a)                          129,990
  4,500     JMP Group, Inc.(a)                                             47,025
  3,700     Jackson Hewitt Tax Service, Inc.                              104,007
  7,800     Jefferies Group, Inc. New Shares                              210,444
  6,000     John D Oil & Gas Co.(a)                                         2,940
  3,100     KBW, Inc.(a)                                                   91,078
  8,000     KKR Financial Holdings LLC                                    199,280
  1,690     KNBT Bancorp, Inc.                                             24,843
  8,900     Knight Capital Group, Inc. Class A(a)                         147,740
  3,600     LaBranche & Co., Inc.(a)                                       26,568
  5,581     Ladenburg Thalmann Financial Services, Inc.(a),(f)             12,836
  3,600     Lazard Ltd. Class A                                           162,108
 16,204     Leucadia National Corp.                                       571,191
  1,000     Lincoln Bancorp                                                18,740
  1,000     Lipid Sciences, Inc.(a)                                         1,600
  3,279     MAF Bancorp, Inc.                                             177,919
  3,950     MB Financial, Inc.                                            137,223
    900     MCF Corp.(a)                                                    4,518
    200     Malan Realty Investors, Inc.(a)                                     -
 11,100     Mastercard, Inc. Class A(f)                                 1,841,157
    300     Maxus Realty Trust, Inc.                                        3,600
  1,200     McGrath RentCorp                                               40,428
  3,300     Medallion Financial Corp.                                      39,039
  5,200     Medical Properties Trust, Inc.                                 68,796
    500     MicroFinancial, Inc.                                            3,100
    116     Mid Penn Bancorp, Inc.                                          3,061
    600     The Midland Co.                                                28,164
  5,300     MoneyGram International, Inc.                                 148,135
    400     Monmouth Capital Corp.                                          2,208
  2,200     Monmouth Real Estate Investment Corp. Class A                  19,118
    300     MutualFirst Financial, Inc.                                     5,514
    400     NASB Financial, Inc.                                           13,460
 10,100     The NASDAQ Stock Market, Inc.(a)                              300,071
 21,000     NYSE Euronext                                               1,546,020
  3,790     Nastech Pharmaceutical Co., Inc.(a),(f)                        41,349
  2,500     National Financial Partners Corp.(f)                          115,775
    120     National Security Group, Inc.                                   2,280
    400     National Western Life Insurance Co. Class A                   101,168
  3,100     Nelnet, Inc. Class A                                           75,764
 24,441     New York Community Bancorp, Inc.                              415,986
  3,900     NewStar Financial, Inc.(a)                                     55,497
    400     North American Scientific, Inc.(a)                                392
  5,100     Northwest Bancorp, Inc.                                       133,314
  5,500     Nuveen Investments, Inc. Class A                              341,825
  7,700     Nymex Holdings, Inc.                                          967,351
  1,400     Oak Hill Financial, Inc.                                       30,744

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  5,700     Ocwen Financial Corp.(a)                                 $     75,981
    700     One Liberty Properties, Inc.                                   15,932
  1,700     Opteum, Inc.                                                    4,624
  6,200     optionsXpress Holdings, Inc.                                  159,092
    700     Oritani Financial Corp.(a)                                     10,003
    600     PAB Bankshares, Inc.                                           11,490
  2,125     PMC Commercial Trust                                           27,944
    321     PVF Capital Corp.                                               4,273
  5,210     Pacific Capital Bancorp                                       140,566
  6,308     Partners Trust Financial Group, Inc.                           66,234
  1,245     Piper Jaffray Cos.(a)                                          69,384
  1,800     Portfolio Recovery Associates, Inc.                           108,036
    500     Provident Financial Holdings, Inc.                             12,500
  2,889     Provident Financial Services, Inc.                             45,531
  7,850     Raymond James Financial, Inc.                                 242,565
  2,000     Reis, Inc.(a)                                                  18,160
    675     Renasant Corp.                                                 15,350
  1,000     Resource America, Inc. Class A                                 20,610
    200     Riverview Bancorp, Inc.                                         2,744
    300     Roberts Realty Investors, Inc.(a)                               2,310
    400     Roma Financial Corp.                                            6,628
  3,000     Rome Bancorp, Inc.                                             36,840
 16,320     SEI Investments Co.                                           473,933
  2,265     SWS Group, Inc.                                                48,969
  4,500     Sanders Morris Harris Group, Inc.                              52,380
  5,503     Santander BanCorp                                              81,775
    300     Security Bank Corp.                                             6,030
  3,300     Siebert Financial Corp.                                        13,860
  3,600     Specialty Underwriters' Alliance, Inc.(a)                      28,476
  8,505     Sterling Financial Corp.                                      160,260
    800     Stifel Financial Corp.(a)                                      47,112
  1,432     Student Loan Corp.                                            291,985
    300     Supertel Hospitality, Inc.                                      2,541
 49,780     TD Ameritrade Holding Corp.(a)                                995,600
    100     TF Financial Corp.                                              3,006
  4,679     Tarragon Corp.(a)                                              39,584
  2,800     Thomas Weisel Partners Group, Inc.(a)                          46,620
  1,100     TierOne Corp.                                                  33,110
  1,500     Transnational Financial Network, Inc.(a)                          450
  2,100     U.S. Global Investors, Inc.(f)                                 47,565
  5,200     United Community Banks, Inc.                                  134,628
  1,000     United PanAm Financial Corp.(a)                                14,260
    100     Value Line, Inc.                                                4,390
  3,800     ViewPoint Financial Group                                      65,398
 10,252     W Holding Co., Inc.                                            27,065
  1,900     WP Carey & Co. LLC                                             59,755
  1,800     WP Stewart & Co. Ltd.(f)                                       19,602
    200     WVS Financial Corp.                                             3,280
  5,100     Waddell & Reed Financial, Inc. Class A                        132,651
  6,861     Washington Federal, Inc.                                      166,791
  2,700     Washington Group International, Inc.(a)                       216,027
    600     Wauwatosa Holdings, Inc.(a)                                     9,924
    151     Wayne Savings Bancshares, Inc.                                  2,099
  3,373     Webster Financial Corp.                                       143,926
    502     Wesco Financial Corp.                                         193,270
    840     West Bancorp., Inc.                                            13,415
  5,600     Westfield Financial, Inc.                                      55,832
    900     Wheeling-Pittsburgh Corp.(a)                                   17,127
    842     White Mountains Insurance Group, Inc.                         510,269
    200     Willis Lease Finance Corp.(a)                                   2,324
  1,467     Willow Grove Bancorp, Inc.                                     19,071
 10,156     Winthrop Realty Trust, Inc.                                    70,178
  1,800     World Acceptance Corp.(a)                                      76,914
  1,900     Wright Express Corp.(a)                                        65,113
                                                                     ------------
                                                                       40,304,545
                                                                     ------------
  MOTOR VEHICLES - 1.1%
  2,200     AO Smith Corp.                                                 87,758
  2,800     ASV, Inc.(a),(f)                                               48,384
    600     Accuride Corp.(a)                                               9,246
  2,905     Aftermarket Technology Corp.(a)                                86,220
  5,000     American Axle & Manufacturing Holdings, Inc.                  148,100
    500     Amerigon Inc.(a)                                                8,975
  1,700     Arctic Cat, Inc.                                               33,660
  4,500     ArvinMeritor, Inc.                                             99,900
  3,700     BorgWarner, Inc.                                              318,348

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,000     CSK Auto Corp.(a)                                        $     36,800
  1,400     Cascade Corp.                                                 109,816
  1,100     Coachmen Industries, Inc.                                      10,626
    100     Commercial Vehicle Group, Inc.(a)                               1,863
  4,700     Donaldson Co., Inc.                                           167,085
  1,300     Dorman Products, Inc.(a)                                       17,966
  3,300     Federal-Mogul Corp.(a)                                          3,564
  3,690     Fleetwood Enterprises, Inc.(a)                                 33,395
  2,100     FortuNet, Inc.(a),(f)                                          21,189
    650     Fuel Systems Solutions, Inc.(a)                                10,777
 12,590     Gentex Corp.                                                  247,897
  2,700     Group 1 Automotive, Inc.                                      108,918
  2,000     H&E Equipment Services, Inc.(a)                                55,480
  7,200     Hayes Lemmerz International, Inc.(a)                           38,520
  2,200     Keystone Automotive Industries, Inc.(a)                        91,014
  5,300     LKQ Corp.(a)                                                  130,698
  2,000     The Lamson & Sessions Co.(a)                                   53,140
  4,145     Lear Corp.(a)                                                 147,603
  1,000     Lithia Motors, Inc. Class A                                    25,340
  2,100     MarineMax, Inc.(a)                                             42,042
    900     Midas, Inc.(a)                                                 20,403
  1,900     Modine Manufacturing Co.                                       42,940
  1,800     Monaco Coach Corp.                                             25,830
    750     Monro Muffler, Inc.                                            28,088
  2,120     Myers Industries, Inc.                                         46,873
    850     Noble International Ltd.                                       17,374
  6,000     Oshkosh Truck Corp.                                           377,520
  3,300     Polaris Industries, Inc.(f)                                   178,728
    447     Proliance International, Inc.(a)                                1,386
  1,000     Rush Enterprises, Inc. Class A(a)                              21,720
  2,000     Sonic Automotive, Inc.                                         57,940
  3,675     Spartan Motors, Inc.                                           62,549
  1,300     Standard Motor Products, Inc.                                  19,539
  1,300     Stoneridge, Inc.(a)                                            16,042
  3,110     Superior Industries International, Inc.(f)                     67,674
  8,200     TRW Automotive Holdings Corp.(a)                              302,006
  3,685     Thor Industries, Inc.                                         166,341
  2,500     Titan International, Inc.                                      79,025
  4,600     U.S. Auto Parts Network, Inc.(a)                               43,516
  6,500     United Auto Group, Inc.(a)                                    138,385
  7,500     Visteon Corp.(a)                                               60,750
  2,500     Winnebago Industries, Inc.                                     73,800
                                                                     ------------
                                                                        4,042,753
                                                                     ------------
  NON-DURABLES - 1.7%
  3,600     AFC Enterprises, Inc.(a)                                       62,244
 18,644     Activision, Inc.(a),(g)                                       348,083
  4,600     American Greetings Corp. Class A                              130,318
  5,665     Applebee's International, Inc.                                136,527
  1,100     BJ's Restaurants, Inc.(a)                                      21,714
    615     Benihana, Inc.(a)                                              12,343
  1,230     Benihana, Inc. Class A(a)                                      24,600
  1,700     Blue Nile, Inc.(a),(f)                                        102,680
  3,000     Bob Evans Farms, Inc.                                         110,550
    210     Bowl America, Inc. Class A                                      3,581
  7,200     Brinker International, Inc.                                   210,744
  2,600     Buca, Inc.(a)                                                   9,100
  2,000     Buffalo Wild Wings, Inc.(a)                                    83,180
  2,515     CBRL Group, Inc.                                              106,837
  2,250     CEC Entertainment, Inc.(a)                                     79,200
  3,300     CKE Restaurants, Inc.                                          66,231
  4,100     Cabela's, Inc. Class A(a)                                      90,733
  3,900     California Pizza Kitchen, Inc.(a)                              83,772
  2,400     Centillium Communications, Inc.(a)                              5,016
  2,800     Champps Entertainment, Inc.(a)                                 13,300
  6,717     The Cheesecake Factory, Inc.(a)                               164,701
  3,800     Cheniere Energy, Inc.(a),(f)                                  147,402
    300     Churchill Downs, Inc.                                          15,714
    900     Coinmach Service Corp. Class A                                 11,907
  5,500     Cosi, Inc.(a),(f)                                              25,080
 10,600     Denny's Corp.(a)                                               46,746
  3,600     Domino's Pizza, Inc.                                           65,772
  3,300     Dover Motorsports, Inc.                                        19,998
  1,200     Drew Industries, Inc.(a)                                       39,768
  1,200     EMAK Worldwide, Inc.(a)                                         3,168
  2,500     Famous Dave's of America, Inc.(a)                              55,700
  1,100     Forward Industries, Inc.(a)                                     3,586
  1,400     Gaming Partners International Corp.                            19,488
  1,500     Handleman Co.                                                   9,345

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,718     Hibbett Sports, Inc.(a)                                  $    101,799
  4,300     Hollywood Media Corp.(a)                                       18,748
    900     IHOP Corp.                                                     48,987
  4,200     International Speedway Corp. Class A                          221,382
  3,200     Isle of Capri Casinos, Inc.(a)                                 76,672
  2,400     Jack in the Box, Inc.(a)                                      170,256
  2,813     Jakks Pacific, Inc.(a)                                         79,158
    300     Kreisler Manufacturing Corp.(a)                                 4,656
  3,700     Krispy Kreme Doughnuts, Inc.(a),(f)                            34,262
  2,900     Lancaster Colony Corp.                                        121,481
  1,700     Landry's Restaurants, Inc.                                     51,442
    300     Lazare Kaplan International, Inc.(a)                            2,376
  2,500     Leapfrog Enterprises, Inc.(a)                                  25,625
    800     Lenox Group, Inc.(a)                                            5,624
  2,800     Lodgenet Entertainment Corp.(a)                                89,768
  1,700     Luby's, Inc.(a)                                                16,422
  1,500     Majesco Entertainment Co.(a)                                    2,250
  5,300     Marvel Entertainment, Inc.(a)                                 135,044
  2,400     Metal Management, Inc.                                        105,768
  6,000     Midway Games, Inc.(a),(f)                                      38,160
  2,600     Movado Group, Inc.                                             87,724
  3,005     O'Charleys, Inc.                                               60,581
  2,895     P.F. Chang's China Bistro, Inc.(a)                            101,904
  3,200     Panera Bread Co. Class A(a)                                   147,392
  3,300     Papa John's International, Inc.(a)                             94,908
    900     Peco II, Inc.(a)                                                  684
  7,600     Penn National Gaming, Inc.(a)                                 456,684
  1,670     RC2 Corp.(a)                                                   66,817
  3,300     Rare Hospitality International, Inc.(a)                        88,341
  1,800     Red Robin Gourmet Burgers, Inc.(a)                             72,666
  3,400     Regis Corp.                                                   130,050
  2,600     Ruby Tuesday, Inc.                                             68,458
  1,300     Russ Berrie & Co., Inc.(a)                                     24,219
  6,000     Samsonite Corp.                                                 7,740
 20,900     Service Corp. International                                   267,102
    400     Servotronics, Inc.(a)                                           4,280
  2,900     Shutterfly, Inc.(a)                                            62,495
  6,737     Sonic Corp.(a)                                                149,022
  4,100     Sotheby's Holdings, Inc. Class A                              188,682
    900     The Steak n Shake Co.(a)                                       15,021
    510     Steinway Musical Instruments, Inc.                             17,641
 11,400     Stewart Enterprises, Inc. Class A                              88,806
  5,150     THQ, Inc.(a)                                                  157,178
  6,000     Take-Two Interactive Software, Inc.(a),(f)                    119,820
  5,400     The Topps Co., Inc.                                            56,754
  3,300     Traffix, Inc.                                                  18,150
  2,400     Trans World Entertainment Corp.(a)                             11,136
  4,700     Triarc Cos.                                                    73,790
  4,100     Trump Entertainment Resorts, Inc.(a)                           51,455
  2,755     Tupperware Corp.                                               79,179
  9,800     Warner Music Group Corp.                                      141,610
  7,900     World Wrestling Entertainment, Inc.                           126,321
  3,090     Youbet.com, Inc.(a)                                             7,540
                                                                     ------------
                                                                        6,723,158
                                                                     ------------
  NON-FERROUS METALS - 1.1%
    800     AM Castle & Co.                                                28,728
  7,600     Advanced Environmental Recycling Technologies, Inc.
              Class A(a)                                                   12,160
  1,900     Brush Engineered Materials, Inc.(a)                            79,781
  3,100     Century Aluminum Co.(a)                                       169,353
  4,000     China Precision Steel, Inc.(a)                                 12,640
    100     Claymont Steel, Inc.(a)                                         2,139
 28,500     Coeur d'Alene Mines Corp.(a),(f)                              102,315
  7,500     Commercial Metals Co.                                         253,275
  2,427     Encore Wire Corp.(f)                                           71,451
 12,700     Hecla Mining Co.(a)                                           108,458
  1,900     Kaiser Aluminum Corp.                                         138,472
  1,800     Minerals Technologies, Inc.                                   120,510
  3,100     Mueller Industries, Inc.                                      106,764
  2,100     RTI International Metals, Inc.(a)                             158,277
  4,924     Reliance Steel & Aluminum Co.                                 277,024
 23,300     Southern Copper Corp.(f)                                    2,196,258
  5,284     Stillwater Mining Co.(a)                                       58,177
 13,895     Titanium Metals Corp.(a)                                      443,251
                                                                     ------------
                                                                        4,339,033
                                                                     ------------

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  OPTICAL PHOTO & EQUIPMENT - 0.1%
    900     CPI Corp.                                                $     62,550
  1,100     Cyberoptics Corp.(a)                                           14,806
  3,300     Imation Corp.                                                 121,638
 10,730     Ingram Micro, Inc. Class A(a)                                 232,948
  2,095     LaserCard Corp.(a),(f)                                         22,877
    200     Meade Instruments Corp.(a)                                        438
  1,900     Photronics, Inc.(a)                                            28,272
    100     StockerYale, Inc.(a)                                              139
  1,000     Zygo Corp.(a)                                                  14,290
                                                                     ------------
                                                                          497,958
                                                                     ------------
  PAPER & FOREST PRODUCTS - 0.5%
  3,200     Bowater, Inc.(f)                                               79,840
  5,300     Buckeye Technologies, Inc.(a)                                  81,991
  1,704     CSS Industries, Inc.                                           67,495
  5,900     Caraustar Industries, Inc.(a)                                  30,975
  1,200     Chesapeake Corp.                                               15,084
  1,700     Deltic Timber Corp.                                            93,194
 44,500     Domtar Corp.(a)                                               496,620
    480     Kadant, Inc.(a)                                                14,976
  7,700     Louisiana-Pacific Corp.                                       145,684
  1,000     Lydall, Inc.(a)                                                14,610
  1,700     Neenah Paper, Inc.                                             70,142
  1,400     P.H. Glatfelter Co.                                            19,026
  6,400     Packaging Corp. of America                                    161,984
    900     Pope & Talbot, Inc.(a)                                          3,573
  1,759     Potlatch Corp.                                                 75,725
  4,771     Rayonier, Inc.                                                215,363
  2,300     Rock-Tenn Co. Class A                                          72,956
 17,280     Smurfit-Stone Container Corp.(a)                              229,997
  2,100     Universal Forest Products, Inc.                                88,746
  6,200     Wausau Paper Corp.                                             83,080
                                                                     ------------
                                                                        2,061,061
                                                                     ------------
  PRODUCER GOODS - 3.5%
  5,823     AGCO Corp.(a)                                                 252,776
    500     Aaon, Inc.                                                     15,925
  1,800     Actuant Corp. Class A                                         113,508
  4,400     Aeroflex, Inc.(a)                                              62,348
  3,500     Akorn, Inc.(a)                                                 24,465
    700     Alamo Group, Inc.                                              17,640
  1,900     Albany International Corp. Class A                             76,836
    115     Allied Motion Technologies, Inc.(a)                               825
  1,700     Allis-Chalmers Energy, Inc.(a),(f)                             39,083
  1,200     American Vanguard Corp.(f)                                     17,184
  6,700     Ametek, Inc.                                                  265,856
  2,700     Applied Industrial Technologies, Inc.                          79,650
  5,600     AptarGroup, Inc.                                              199,136
     14     Arotech Corp.(a)                                                   47
  1,500     Astec Industries, Inc.(a)                                      63,330
  7,700     BE Aerospace, Inc.(a)                                         318,010
  4,300     Baldor Electric Co.                                           211,904
  5,300     Barnes Group, Inc.                                            167,904
  1,500     Blount International, Inc.(a)                                  19,620
  2,700     Blyth, Inc.                                                    71,766
  4,500     Briggs & Stratton Corp.(f)                                    142,020
    600     CIRCOR International, Inc.                                     24,258
  1,100     Cantel Medical Corp.(a)                                        18,711
  8,900     Capstone Turbine Corp.(a),(f)                                   9,612
    200     Catalyst Semiconductor, Inc.(a)                                   952
  3,300     Chart Industries, Inc.(a)                                      93,852
  1,100     Cherokee International Corp.(a)                                 5,434
    100     Chicago Rivet & Machine Co.                                     2,538
  3,000     Clarcor, Inc.                                                 112,290
  4,185     Cognex Corp.                                                   94,204
  1,100     Columbus McKinnon Corp.(a)                                     35,420
  1,900     Comfort Systems USA, Inc.                                      26,942
    360     Concord Camera Corp.(a)                                         1,638
  1,900     Cryo-Cell International, Inc.(a)                                4,655
    600     Culp, Inc.(a)                                                   5,406
  2,500     Curtiss-Wright Corp.                                          116,525
  2,000     Diamond Management & Technology Consultants, Inc.              26,400
    300     Directed Electronics, Inc.(a)                                   2,652
  5,500     Distributed Energy Systems Corp.(a)                             7,150
  1,300     Dynamic Materials Corp.                                        48,750
    300     The Eastern Co.                                                 8,718
  6,900     Evergreen Solar, Inc.(a),(f)                                   64,170
  2,300     FMC Corp.                                                     205,597
  1,600     The Fairchild Corp.(a)                                          3,552

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
 11,790     Fastenal Co.                                             $    493,529
  2,500     Federal Signal Corp.                                           39,650
  5,000     Flanders Corp.(a),(f)                                          38,500
  3,600     Flowserve Corp.                                               257,760
  5,640     Foster Wheeler Ltd.(a)                                        603,424
  2,700     Franklin Electric Co., Inc.(f)                                127,386
  3,700     Gardner Denver, Inc.(a)                                       157,435
  1,656     The Gorman-Rupp Co.                                            52,760
  5,887     Graco, Inc.                                                   237,128
  6,300     GrafTech International Ltd.(a)                                106,092
    700     HI Shear Technology Corp.                                       7,385
  3,000     HNI Corp.                                                     123,000
  1,400     Hardinge, Inc.                                                 47,642
  5,800     Harsco Corp.                                                  301,600
  4,990     Herman Miller, Inc.                                           157,684
  5,500     Hexcel Corp.(a)                                               115,885
  3,900     Hubbell, Inc. Class B                                         211,458
    100     Hurco Companies, Inc.(a)                                        4,998
  5,425     IDEX Corp.                                                    209,080
    100     Ibis Technology Corp.(a)                                          154
    400     Inplay Technologies, Inc.(a)                                      900
    500     IntriCon Corp.(a)                                               3,450
  5,475     Jarden Corp.(a)                                               235,480
  2,500     Kaydon Corp.                                                  130,300
  2,800     Kennametal, Inc.                                              229,684
  2,700     Knoll, Inc.                                                    60,480
    600     LB Foster Co. Class A(a)                                       17,208
  1,100     LaBarge, Inc.(a)                                               13,519
  1,900     Ladish Co., Inc.(a)                                            81,700
    534     Lawson Products, Inc.                                          20,666
  5,000     Lennox International, Inc.                                    171,150
  2,182     Libbey, Inc.                                                   47,066
  2,595     Lincoln Electric Holdings, Inc.                               192,653
  1,900     Lindsay Manufacturing Co.(f)                                   84,151
  3,200     Liquidity Services, Inc.(a)                                    60,096
  4,100     MSC Industrial Direct Co. Class A                             225,500
  1,700     Magnetek, Inc.(a)                                               8,755
  4,500     Manitowoc Co.                                                 361,710
    900     Material Sciences Corp.(a)                                     10,611
  1,800     Matthews International Corp. Class A                           78,498
  2,700     Merix Corp.(a)                                                 21,303
  3,360     Micrel, Inc.                                                   42,739
  1,800     Middleby Corp.(a)                                             107,676
    436     Milacron, Inc.(a)                                               3,803
    900     Modtech Holdings, Inc.(a)                                       2,430
  2,425     Moog, Inc. Class A(a)                                         106,967
    400     NACCO Industries, Inc. Class A                                 62,196
  1,700     NATCO Group, Inc. Class A(a)                                   78,268
  3,700     NN, Inc.                                                       43,660
  2,900     Nordson Corp.                                                 145,464
  3,700     Oceaneering International, Inc.(a)                            194,768
  4,500     PainCare Holdings, Inc.(a)                                      1,643
  6,250     Pentair, Inc.                                                 241,063
  5,207     Plug Power, Inc.(a),(f)                                        16,350
  1,600     Possis Medical, Inc.(a)                                        17,408
  3,140     Presstek, Inc.(a)                                              25,089
  2,300     RBC Bearings, Inc.(a)                                          94,875
  1,000     Reddy Ice Holdings, Inc.                                       28,520
  2,505     Regal-Beloit Corp.                                            116,583
  3,200     Research Frontiers, Inc.(a),(f)                                45,056
    700     Riviera Holdings Corp.(a)                                      25,445
  1,700     Robbins & Myers, Inc.                                          90,321
  1,071     Ronson Corp.(a)                                                 1,649
  5,700     Roper Industries, Inc.                                        325,470
  2,070     SI International, Inc.(a)                                      68,351
  4,548     SPX Corp.                                                     399,360
  7,000     Safeguard Scientifics, Inc.(a)                                 19,670
  4,700     Sauer-Danfoss, Inc.                                           139,872
    900     Sequa Corp. Class A(a)                                        100,800
  5,700     The Shaw Group, Inc.(a)                                       263,853
  1,700     Somanetics Corp.(a)                                            31,127
  1,800     Sonic Solutions, Inc.(a)                                       22,698
    200     Spectrum Control, Inc.(a)                                       3,376
    700     Standex International Corp.                                    19,908
 12,000     Steelcase, Inc. Class A                                       222,000
    300     Strattec Security Corp.(a)                                     14,100
  1,500     Sun Hydraulics, Inc.                                           73,875
  1,700     T-3 Energy Services, Inc.(a)                                   56,865
  1,165     TRM Corp.(a)                                                    1,701
  1,400     Team, Inc.(a)                                                  62,958
  1,500     Technology Research Corp.                                       6,015
  3,000     Tecumseh Products Co. Class A(a)                               47,130
  2,300     Teleflex, Inc.                                                188,094

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  1,200     Tennant Co.                                              $     43,800
  2,600     Tenneco, Inc.(a)                                               91,104
  8,000     ThermoGenesis Corp.(a)                                         22,080
  5,800     Timken Co.                                                    209,438
  4,900     Trinity Industries, Inc.                                      213,346
  1,900     Triumph Group, Inc.                                           124,393
  1,900     TurboChef Technologies, Inc.(a),(f)                            26,448
    200     Twin Disc, Inc.                                                14,382
  2,100     Tyler Technologies, Inc.(a)                                    26,061
 10,040     Valhi, Inc.                                                   163,652
  1,400     Valmont Industries, Inc.                                      101,864
  2,700     Watsco, Inc.                                                  146,880
  3,400     Watts Water Technologies, Inc. Class A                        127,398
  3,100     Woodward Governor Co.                                         166,377
  1,100     X-Rite, Inc.                                                   16,247
                                                                     ------------
                                                                       13,479,355
                                                                     ------------
  RAILROADS & SHIPPING - 0.6%
  3,400     Alexander & Baldwin, Inc.                                     180,574
  6,300     American Commercial Lines, Inc.(a)                            164,115
  4,600     Diamondhead Casino Corp.(a)                                    12,420
  3,100     Double Hull Tankers, Inc.                                      48,329
  5,200     Eagle Bulk Shipping, Inc.                                     116,532
    700     Excel Maritime Carriers Ltd.                                   17,626
  2,700     Florida East Coast Industries, Inc.(f)                        224,046
  1,500     Freightcar America, Inc.                                       71,760
  4,000     GATX Corp.                                                    197,000
  1,000     Genco Shipping & Trading Ltd.                                  41,260
  3,900     General Maritime Corp.                                        104,442
  1,950     Genesee & Wyoming, Inc. Class A(a)                             58,188
  2,000     Greenbrier Cos., Inc.(f)                                       60,440
  3,200     Horizon Lines, Inc. Class A                                   104,832
  2,800     Hornbeck Offshore Services, Inc.(a)                           108,528
    300     International Shipholding Corp.(a)                              6,042
  5,900     Kansas City Southern(a)                                       221,486
  1,900     Martin Midstream Partners LP                                   78,850
  2,300     Overseas Shipholding Group, Inc.                              187,220
  1,600     Saia, Inc.(a)                                                  43,616
  5,500     Ship Finance International Ltd.(f)                            163,240
  1,200     TBS International Ltd.(a)                                      34,080
  2,100     Trico Marine Services, Inc.(a)                                 85,848
  2,700     Westinghouse Air Brake Technologies Corp.                      98,631
                                                                     ------------
                                                                        2,429,105
                                                                     ------------
  REAL PROPERTY - 4.7%
  7,200     AMB Property Corp.                                            383,184
    700     AMREP Corp.(f)                                                 33,285
  3,500     Acadia Realty Trust                                            90,825
  2,980     Affordable Residential Communities Inc.(a)                     35,224
  1,795     Alesco Financial, Inc.                                         14,593
    500     Alexander's, Inc.(a)                                          202,125
  2,600     Alexandria Real Estate Equities, Inc.                         251,732
    400     American Land Lease, Inc.                                      10,000
    500     American Mortgage Acceptance Co.                                5,025
  4,800     American Real Estate Partners LP                              488,352
    500     American Realty Investors, Inc.(a)                              4,095
  4,400     Amerivest Properties, Inc.                                          0
 18,900     Annaly Capital Management, Inc.                               272,538
  4,400     Anthracite Capital, Inc.(b)                                    51,480
  2,700     Anworth Mortgage Asset Corp.                                   24,435
  2,300     Arbor Realty Trust, Inc.                                       59,363
  3,200     Associated Estates Realty Corp.                                49,888
  1,000     Avatar Holdings, Inc.(a),(f)                                   76,940
  4,735     BRE Properties                                                280,738
  2,000     BRT Realty Trust                                               52,020
  3,200     Big 5 Sporting Goods Corp.                                     81,600
  3,600     BioMed Realty Trust, Inc.                                      90,432
  6,314     Brandywine Realty Trust                                       180,454
 28,800     Brookfield Properties Corp.                                   700,128
  6,300     CBL & Associates Properties, Inc.                             227,115
  3,800     CBRE Realty Finance, Inc.                                      45,182
  2,300     California Coastal Communities, Inc.                           38,962
  5,057     Camden Property Trust                                         338,667
  2,500     Capstead Mortgage Corp.                                        24,250
  1,100     Cedar Shopping Centers, Inc.                                   15,785
  3,200     Colonial Properties Trust                                     116,640

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,400     Corporate Office Properties Trust                        $    139,434
  3,000     Cousins Properties, Inc.                                       87,030
  7,700     Crescent Real Estate EQT Co.                                  172,788
  3,100     Crystal River Capital, Inc.                                    75,268
 15,400     DCT Industrial Trust, Inc.                                    165,704
  5,200     DiamondRock Hospitality Co.                                    99,216
  3,700     Digital Realty Trust, Inc.                                    139,416
 10,800     Douglas Emmett, Inc.                                          267,192
 12,075     Duke Realty Corp.                                             430,715
  1,200     Eastgroup Properties, Inc.                                     52,584
  5,000     Education Realty Trust, Inc.                                   70,150
  1,800     Entertainment Properties Trust                                 96,804
  6,300     Equity Inns, Inc.                                             141,120
  1,700     Equity Lifestyle Properties, Inc.                              88,723
  6,855     Equity One, Inc.                                              175,145
  2,200     Essex Property Trust, Inc.                                    255,860
  4,040     Federal Realty Investment Trust                               312,130
  5,500     FelCor Lodging Trust, Inc.                                    143,165
  9,300     Fieldstone Investment Corp.                                    33,852
  1,327     First Acceptance Corp.(a)                                      13,482
  3,600     First Industrial Realty Trust, Inc.                           139,536
  1,200     First Potomac Realty Trust                                     27,948
  8,300     Forest City Enterprises, Inc. Class A                         510,284
  2,300     GMH Communities Trust                                          22,287
  1,900     Getty Realty Corp.                                             49,932
  2,100     Gladstone Commercial Corp.                                     41,160
  2,700     Glimcher Realty Trust                                          67,500
  4,422     Grubb & Ellis Co.(a)                                           51,295
 14,700     HRPT Properties Trust                                         152,880
 15,400     Health Care Property Investors, Inc.                          445,522
  6,752     Health Care REIT, Inc.                                        272,511
  4,800     Healthcare Realty Trust, Inc.                                 133,344
  2,900     Highland Hospitality Corp.                                     55,680
  2,950     Highwoods Properties, Inc.                                    110,625
  3,200     Home Properties, Inc.                                         166,176
  5,905     Hospitality Properties Trust                                  244,998
  1,600     Housevalues, Inc.(a),(f)                                        7,312
  5,500     IMPAC Mortgage Holdings, Inc.(f)                               25,355
  6,800     Inland Real Estate Corp.                                      115,464
  2,500     Innkeepers USA Trust                                           44,325
  7,000     Investors Real Estate Trust                                    72,310
  9,700     iStar Financial, Inc.                                         430,001
    100     JER Investors Trust, Inc.                                       1,500
  3,300     Jones Lang LaSalle, Inc.                                      374,550
  3,100     Kilroy Realty Corp.                                           219,604
  1,700     Kite Realty Group Trust                                        32,334
    900     LTC Properties, Inc.                                           20,475
  3,000     LaSalle Hotel Properties                                      130,260
  6,820     Lexington Corporate Properties Trust                          141,856
  5,760     Liberty Property Trust                                        253,037
  3,800     LoopNet, Inc.(a)                                               88,654
  7,570     Luminent Mortgage Capital, Inc.(f)                             76,381
  4,800     MFA Mortgage Investments, Inc.                                 34,944
  5,400     The Macerich Co.                                              445,068
  4,600     Mack-Cali Realty Corp.                                        200,054
  2,500     Maguire Properties, Inc.                                       85,825
  3,400     Meruelo Maddux Properties, Inc.(a)                             27,744
  2,100     Mid-America Apartment Communities, Inc.                       110,208
  1,100     Mission West Properties, Inc.                                  15,334
 10,424     Move, Inc.(a)                                                  46,700
  1,600     National Health Investors, Inc.                                50,752
    700     National Health Realty, Inc.                                   16,492
  5,191     National Retail Properties, Inc.                              113,475
  7,100     Nationwide Health Properties, Inc.                            193,120
  2,605     Newcastle Investment Corp.                                     65,307
  6,000     NorthStar Realty Finance Corp.                                 75,060
  5,300     NovaStar Financial, Inc.(f)                                    36,994
  3,400     Omega Healthcare Investors, Inc.                               53,822
  3,500     Origen Financial, Inc.                                         23,100
    900     Orleans Homebuilders, Inc.(f)                                   7,605
  2,100     PS Business Parks, Inc.                                       133,077
  1,500     Parkway Properties, Inc.                                       72,045
  3,699     Pennsylvania Real Estate Investment Trust                     163,977
  1,200     Pope Resources LP                                              58,392
  4,100     Post Properties, Inc.                                         213,733
  5,400     RAIT Investment Trust                                         140,508
  1,600     Ramco-Gershenson Properties Trust                              57,488
  1,300     Reading International, Inc. Class A(a)                         12,025

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  7,000     Realty Income Corp.                                      $    176,330
  1,600     Redwood Trust, Inc.                                            77,408
  4,500     Regency Centers Corp.                                         317,250
  4,982     SL Green Realty Corp.                                         617,220
  1,900     Saul Centers, Inc.                                             86,165
  5,900     Senior Housing Properties Trust                               120,065
    900     Sovran Self Storage, Inc.                                      43,344
  6,000     Spirit Finance Corp.                                           87,360
  5,900     The St. Joe Co.(f)                                            273,406
  1,600     Stonemor Partners LP                                           39,536
  4,000     Strategic Hotel Capital, Inc.                                  89,960
    200     Stratus Properties, Inc.(a)                                     6,900
  2,800     Sun Communities, Inc.                                          83,356
  3,400     Sunstone Hotel Investors, Inc.                                 96,526
  3,200     Tanger Factory Outlet Centers, Inc.                           119,840
  4,000     Taubman Centers, Inc.                                         198,440
  8,155     Thornburg Mortgage, Inc.(f)                                   213,498
  3,000     Toreador Resources Corp.(a)                                    45,000
    100     Transcontinental Realty Investors, Inc.(a)                      1,691
 11,365     UDR, Inc.                                                     298,900
  1,300     Universal Health Realty Income Trust                           43,290
  1,300     Urstadt Biddle Properties, Inc.                                23,205
    900     Urstadt Biddle Properties, Inc. Class A                        15,309
  5,000     U-Store-It Trust                                               81,950
  9,400     Ventas, Inc.                                                  340,750
  2,500     Washington Real Estate Investment Trust                        85,000
  6,175     Weingarten Realty Investors                                   253,793
  4,000     Winston Hotels, Inc.                                           60,000
  1,049     ZipRealty, Inc.(a),(f)                                          7,868
                                                                     ------------
                                                                       18,086,140
                                                                     ------------
  RETAIL - 2.8%
  1,000     1-800 Contacts, Inc.(a)                                        23,460
  4,170     1-800-FLOWERS.COM, Inc. Class A(a)                             39,323
  3,066     99 Cents Only Stores(a)                                        40,195
  3,100     AC Moore Arts & Crafts, Inc.(a)                                60,791
  2,775     Aaron Rents, Inc.                                              81,030
  6,700     Advance Auto Parts, Inc.                                      271,551
  3,200     Allion Healthcare, Inc.(a)                                     18,880
  1,300     Alloy, Inc.(a)                                                 13,000
 14,765     American Eagle Outfitters, Inc.                               378,870
  6,075     AnnTaylor Stores Corp.(a)                                     215,177
    200     Arden Group, Inc. Class A                                      27,280
  3,600     Asbury Automotive Group, Inc.                                  89,820
  3,600     BJ's Wholesale Club, Inc.(a)                                  129,708
  4,000     Barnes & Noble, Inc.                                          153,880
  1,100     Bluegreen Corp.(a)                                             12,859
  2,500     The Bombay Co., Inc.(a)                                         1,000
  1,900     The Bon-Ton Stores, Inc.                                       76,114
  2,600     Books-A-Million, Inc.                                          44,044
  5,900     Borders Group, Inc.                                           112,454
  2,456     Brightpoint, Inc.(a)                                           33,868
  1,300     Build-A-Bear Workshop, Inc.(a),(f)                             33,982
 14,300     Carmax, Inc.(a)                                               364,650
  5,300     Casey's General Stores, Inc.                                  144,478
  3,900     Casual Male Retail Group, Inc.(a)                              39,390
  2,750     The Cato Corp. Class A                                         60,335
  8,500     Central Garden and Pet Co.(a)                                 104,210
  2,700     Charlotte Russe Holding, Inc.(a)                               72,549
 10,155     Charming Shoppes, Inc.(a)                                     109,979
 11,500     Chico's FAS, Inc.(a)                                          279,910
  2,605     The Children's Place Retail Stores, Inc.(a)                   134,522
  2,238     Christopher & Banks Corp.                                      38,382
  7,670     Coldwater Creek, Inc.(a)                                      178,174
  2,400     Color Kinetics, Inc.(a),(f)                                    80,184
  4,700     Cost Plus, Inc.(a),(f)                                         39,856
  2,100     DEB Shops, Inc.                                                58,065
  2,600     DSW, Inc. Class A(a)                                           90,532
  5,199     dELiA*s, Inc.(a)                                               39,668
  8,005     Dollar Tree Stores, Inc.(a)                                   348,618
  6,506     Dress Barn, Inc.(a)                                           133,503
  3,400     drugstore.com, Inc.(a)                                          9,146
    500     Eddie Bauer Holdings, Inc.(a)                                   6,425
  2,700     The Finish Line, Inc. Class A                                  24,597
    200     Flanigan's Enterprises, Inc.(a)                                 2,260
 10,200     Foot Locker, Inc.                                             222,360
  5,550     Fred's, Inc.                                                   74,259

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
 10,600     GameStop Corp. Class A(a)                                $    414,460
  1,400     Gander Mountain Co.(a),(f)                                     15,890
  2,200     Genesco, Inc.(a)                                              115,082
  2,400     The Great Atlantic & Pacific Tea Co., Inc.(a)                  80,496
  3,000     Guitar Center, Inc.(a)                                        179,430
  2,900     Gymboree Corp.(a)                                             114,289
  2,700     HFF, Inc. Class A(a)                                           41,877
  4,250     HOT Topic, Inc.(a)                                             46,198
  6,200     Hanesbrands, Inc.(a)                                          167,586
  3,800     Insight Enterprises, Inc.(a)                                   85,766
  7,400     Jamba, Inc.(a)                                                 67,636
  1,365     Jo-Ann Stores, Inc.(a)                                         38,807
  1,100     Kirkland's, Inc.(a)                                             4,191
  2,200     Longs Drug Stores Corp.                                       115,544
  3,500     Men's Wearhouse, Inc.                                         178,745
  4,995     Movie Gallery, Inc.(a)                                          9,491
  8,110     O'Reilly Automotive, Inc.(a)                                  296,421
  1,300     Overstock.com, Inc.(a),(f)                                     23,751
  3,000     PC Connection, Inc.(a),(f)                                     39,720
  4,925     Pacific Sunwear of California, Inc.(a)                        108,350
  6,300     Pathmark Stores, Inc.(a)                                       81,648
  3,400     Payless Shoesource, Inc.(a)                                   107,270
  5,200     The Pep Boys - Manny, Moe & Jack                              104,832
 11,100     PetSmart, Inc.                                                360,195
  9,800     Pier 1 Imports, Inc.                                           83,202
  3,550     PriceSmart, Inc.                                               87,792
  6,400     Rent-A-Center, Inc.(a)                                        167,872
  2,200     Retail Ventures, Inc.(a)                                       35,486
 63,500     Rite Aid Corp.(a)                                             405,130
 10,700     Ross Stores, Inc.                                             329,560
  2,100     Ruddick Corp.                                                  63,252
  3,800     Ruth's Chris Steak House, Inc.(a)                              64,562
 11,900     Saks, Inc.                                                    254,065
 11,370     Sally Beauty Co., Inc.(a)                                     102,330
  2,400     School Specialty, Inc.(a)                                      85,056
  2,800     Sharper Image Corp.(a),(f)                                     31,892
  1,800     Shoe Carnival, Inc.(a)                                         49,482
  2,150     Stamps.com, Inc.(a)                                            29,627
  4,800     Stein Mart, Inc.                                               58,848
  3,600     Systemax, Inc.(f)                                              74,916
  4,800     Talbots, Inc.(f)                                              120,144
  3,200     Texas Roadhouse, Inc. Class A(a)                               40,928
  4,000     Tractor Supply Co.(a)                                         208,200
  6,100     Tuesday Morning Corp.                                          75,396
  2,800     Tween Brands, Inc.(a)                                         124,880
  2,200     Unifirst Corp.                                                 96,910
  2,700     United Stationers, Inc.(a)                                    179,928
 10,900     Urban Outfitters, Inc.(a)                                     261,927
  1,800     Weis Markets, Inc.                                             72,918
  1,600     West Marine, Inc.(a)                                           22,016
  4,475     The Wet Seal, Inc. Class A(a)                                  26,895
  8,400     Williams-Sonoma, Inc.                                         265,272
  2,700     Wilsons The Leather Experts, Inc.(a)                            4,968
  3,100     Zale Corp.(a)                                                  73,811
  2,500     Zumiez, Inc.(a)                                                94,450
                                                                     ------------
                                                                       10,902,728
                                                                     ------------
  SOAPS & COSMETICS - 0.3%
  7,670     Alberto-Culver Co.                                            181,932
  7,200     Bare Escentuals, Inc.(a)                                      245,880
  2,000     Chattem, Inc.(a),(f)                                          126,760
  4,000     Church & Dwight Co., Inc.                                     193,840
  3,400     Elizabeth Arden, Inc.(a)                                       82,484
  2,700     Inter Parfums, Inc.                                            71,874
  4,300     Nu Skin Enterprises, Inc. Class A                              70,950
  1,100     Parlux Fragrances, Inc.(a),(f)                                  4,884
  2,900     Physicians Formula Holdings, Inc.(a)                           45,603
  3,600     Playtex Products, Inc.(a)                                      53,316
 29,898     Revlon, Inc. Class A(a)                                        40,960
    500     Steiner Leisure Ltd.(a)                                        24,560
                                                                     ------------
                                                                        1,143,043
                                                                     ------------
  STEEL - 0.6%
  8,100     AK Steel Holding Corp.(a)                                     302,697
    200     Ampco-Pittsburgh Corp.                                          8,018
  2,100     Carpenter Technology Corp.                                    273,651
  3,000     Chaparral Steel Co.                                           215,610
  3,300     Cleveland-Cliffs, Inc.                                        256,311
  1,400     Cold Metal Products, Inc.(a)                                        -

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    600     Friedman Industries, Inc.                                $      5,790
  3,600     Gibraltar Industries, Inc.                                     79,740
  1,800     Northwest Pipe Co.(a)                                          64,026
    605     Olympic Steel, Inc.                                            17,339
    500     Omega Flex, Inc.                                                9,625
  2,250     Quanex Corp.                                                  109,575
  2,600     Ryerson, Inc.                                                  97,890
  2,950     Schnitzer Steel Industries, Inc. Class A                      141,423
    400     Shiloh Industries, Inc.                                         4,872
  7,780     Steel Dynamics, Inc.                                          326,060
  1,000     Synalloy Corp.                                                 34,900
  1,000     Universal Stainless & Alloy Products, Inc.(a)                  35,230
  6,600     Worthington Industries, Inc.                                  142,890
                                                                     ------------
                                                                        2,125,647
                                                                     ------------
  TELEPHONNE - 2.8%
  9,600     ADC Telecommunications, Inc.(a)                               175,968
     75     ATSI Communications, Inc.(a)                                       17
  5,400     Acme Packet, Inc.(a)                                           62,046
  5,880     Adtran, Inc.                                                  152,704
  7,800     Airspan Networks, Inc.(a)                                      28,314
  5,800     Alaska Communications Systems Group, Inc.                      91,872
 33,253     American Tower Corp. Class A(a),(g)                         1,396,626
  4,705     Applied Digital Solutions, Inc.(a)                              6,399
  2,600     Applied Signal Technology, Inc.                                40,586
  4,900     Aruba Networks, Inc.(a)                                        98,490
    500     Atlantic Tele-Network, Inc.                                    14,320
  8,000     Autobytel, Inc.(a)                                             34,000
  2,900     Boston Communications Group, Inc.(a),(f)                        5,046
  2,500     CT Communications, Inc.                                        76,275
  2,000     Carrier Access Corp.(a)                                         9,380
  8,800     Centennial Communications Corp.(a)                             83,512
 11,300     Cincinnati Bell, Inc.(a)                                       65,314
  3,000     Consolidated Communications Holdings, Inc.                     67,800
 12,386     Covad Communications Group, Inc.(a),(f)                        11,147
 22,790     Crown Castle International Corp.(a)                           826,593
  2,799     D&E Communications, Inc.                                       51,334
  2,000     Ditech Networks, Inc.(a)                                       16,380
 14,100     Dobson Communications Corp. Class A(a)                        156,510
  2,415     Equinix, Inc.(a)                                              220,900
    300     Eschelon Telecom, Inc.(a)                                       8,880
 12,200     Extreme Networks, Inc.(a)                                      49,410
  4,400     FairPoint Communications, Inc.                                 78,100
 12,400     FiberTower Corp.(a),(f)                                        53,692
      1     Fibernet Telecom Group, Inc.(a)                                     9
 18,100     Finisar Corp.(a)                                               68,418
  4,500     Fusion Telecommunications
              International, Inc.(a),(f)                                    2,250
  3,400     General Communication, Inc. Class A(a)                         43,554
  2,000     GeoEye, Inc.(a)                                                43,460
  3,295     Global Crossing Ltd.(a)                                        62,210
  7,100     Globalstar, Inc.(a),(f)                                        73,485
      6     GoAmerica, Inc.(a)                                                 31
    800     HickoryTech Corp.                                               7,280
    800     Hughes Communications, Inc.(a)                                 41,744
 10,500     ICO Global Communications Holdings Ltd.(a)                     36,540
  1,600     ID Systems, Inc.(a)                                            20,592
  4,600     IDT Corp. Class B                                              47,472
    200     Ibasis, Inc.(a)                                                 2,010
  5,100     InPhonic, Inc.(a)                                              23,766
  4,600     Interdigital Communications Corp.(a)                          147,982
  2,400     Inter-Tel, Inc.                                                57,432
  4,200     Iowa Telecommunications Services, Inc.                         95,466
  2,400     iPCS, Inc.                                                     81,288
  2,600     j2 Global Communications, Inc.(a)                              90,740
  5,900     Leap Wireless International, Inc.(a)                          498,550
117,188     Level 3 Communications, Inc.(a)                               685,550
 27,100     MetroPCS Communications, Inc.(a)                              895,384
    300     NET2000 Communications, Inc.(a)                                     -
 13,700     NII Holdings, Inc.(a)                                       1,106,138
  4,300     NTELOS Holdings Corp.                                         118,852
  4,100     Nextwave Wireless, Inc.(a)                                     34,235

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    600     North Pittsburgh Systems, Inc.                           $     12,750
  3,186     Novatel Wireless, Inc.(a)                                      82,900
    400     Occam Networks, Inc.(a)                                         3,992
    247     Optical Cable Corp.(a)                                          1,270
    900     Optium Corp.(a)                                                11,385
  6,600     PAETEC Holding Corp.(a)                                        74,514
 29,100     Primus Telecommunications GP(a),(f)                            28,809
  5,000     RCN Corp.                                                      93,950
 16,800     Sonus Networks, Inc.(a)                                       143,136
    390     Stratos International, Inc.(a)                                  3,108
  3,420     SunCom Wireless Holdings, Inc. Class A(a)                      62,518
    800     SureWest Communications                                        21,792
  3,200     Syniverse Holdings, Inc.(a)                                    41,152
  4,500     Telephone & Data Systems, Inc.                                281,565
  3,300     Telephone & Data Systems, Inc. (Special Shares)               189,915
    200     Telular Corp.(a)                                                  934
  2,700     Terremark Worldwide, Inc.(a)                                   17,415
  9,500     Time Warner Telecom, Inc. Class A(a)                          190,950
  6,500     US Cellular Corp.(a)                                          588,900
  3,300     USA Mobility, Inc.                                             88,308
  6,100     Utstarcom, Inc.(a),(f)                                         34,221
 27,855     Virgin Media, Inc.                                            678,826
 13,000     Vonage Holdings Corp.(a),(f)                                   40,430
  1,500     Warwick Valley Telephone Co.                                   19,500
                                                                     ------------
                                                                       10,878,293
                                                                     ------------
  TIRES & RUBBER GOODS - 0.1%
    200     American Biltrite, Inc.(a)                                      1,754
  4,400     Carlisle Cos., Inc.                                           204,644
  5,800     Cooper Tire & Rubber Co.                                      160,196
  1,000     SRI/Surgical Express, Inc.(a)                                   5,200
    400     Synergetics USA, Inc.(a)                                        1,396
                                                                     ------------
                                                                          373,190
                                                                     ------------
  TOBACCO - 0.3%
  6,500     Alliance One International, Inc.(a)                            65,325
  9,000     Loews Corp. - Carolina Group                                  695,430
  2,000     M&F Worldwide Corp.(a)                                        133,160
    900     Schweitzer-Mauduit International, Inc.                         27,900
  2,345     Universal Corp.                                               142,857
  5,983     Vector Group Ltd.(f)                                          134,797
                                                                     ------------
                                                                        1,199,469
                                                                     ------------
  TRAVEL & RECREATION - 2.4%
    100     Aldila, Inc.                                                    1,542
  4,038     All-American SportPark, Inc.(a)                                 1,010
  1,200     Ambassadors Group, Inc.                                        42,636
  2,000     Amerco, Inc.(a)                                               151,000
    100     American Classic Voyages Co.(a)                                     -
  4,600     Ameristar Casinos, Inc.                                       159,804
  3,000     Bally Technologies, Inc.(a)                                    79,260
  5,900     Boyd Gaming Corp.                                             290,221
  5,600     CKX, Inc.(a)                                                   77,392
  3,700     Callaway Golf Co.                                              65,897
  3,000     Cedar Fair, LP                                                 84,660
  4,800     Choice Hotels International, Inc.                             189,696
  3,800     Dick's Sporting Goods, Inc.(a)                                221,046
  2,100     Dollar Thrifty Automotive Group, Inc.(a)                       85,764
  3,416     Dover Downs Gaming & Entertainment, Inc.                       51,274
  4,400     Eagle Hospitality Properties Trust, Inc.                       57,904
  5,000     Empire Resorts, Inc.(a)                                        36,350
 23,977     Expedia, Inc.(a)                                              702,286
  1,000     Full House Resorts, Inc.(a)                                     3,750
  1,800     Great Wolf Resorts, Inc.(a)                                    25,650
  3,800     Interstate Hotels & Resorts, Inc.(a)                           19,836
  1,792     K2, Inc.(a)                                                    27,220
 28,100     Las Vegas Sands Corp.(a),(f)                                2,146,559
  3,500     Life Time Fitness, Inc.(a),(f)                                186,305
  1,100     Lodgian, Inc.(a)                                               16,533
 22,200     MGM Mirage(a)                                               1,831,056
  3,400     MTR Gaming Group, Inc.(a)                                      52,360
  1,500     Marcus Corp.                                                   35,640
    700     Marine Products Corp.                                           5,761
  1,100     Monarch Casino & Resort, Inc.(a)                               29,535

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,700     Multimedia Games, Inc.(a)                                $     34,452
  5,500     Orient Express Hotels Ltd. Class A                            293,700
  5,200     Pinnacle Entertainment, Inc.(a)                               146,380
  4,950     Pool Corp.(f)                                                 193,199
  3,600     Premier Exhibitions, Inc.(a)                                   56,736
  2,300     President Casinos, Inc.(a)                                        851
  6,700     Progressive Gaming International Corp.(a)                      39,329
    300     Red Lion Hotels Corp.(a)                                        3,855
 16,500     Royal Caribbean Cruises Ltd.                                  709,170
  8,000     Scientific Games Corp. Class A(a)                             279,600
  4,043     Shuffle Master, Inc.(a),(f)                                    67,114
  6,800     Silverleaf Resorts, Inc.(a)                                    40,392
 10,600     Six Flags, Inc.(a)                                             64,554
    200     Sonesta International Hotels Corp. Class A                      6,400
  2,600     Speedway Motorsports, Inc.                                    103,948
  4,500     Station Casinos, Inc.                                         390,600
    700     Town Sports International Holdings, Inc.(a)                    13,524
  1,360     TravelCenters of America LLC(a)                                55,012
  1,100     Travelzoo, Inc.(a),(f)                                         29,249
  2,400     Vail Resorts, Inc.(a)                                         146,088
  2,700     WMS Industries, Inc.(a)                                        77,922
                                                                     ------------
                                                                        9,430,022
                                                                     ------------
  TRUCKING & FREIGHT - 0.8%
  2,900     Arkansas Best Corp.                                           113,013
    300     BancTrust Financial Group, Inc.                                 6,300
  2,425     Celadon Group, Inc.(a)                                         38,558
  2,700     Con-way, Inc.                                                 135,648
  2,700     Covenant Transport Group Class A(a)                            30,780
 15,810     Expeditors International Washington, Inc.                     652,953
  3,500     Forward Air Corp.                                             119,315
  1,900     Frozen Food Express Industries, Inc.                           19,266
  2,400     HUB Group, Inc. Class A(a)                                     84,384
  9,508     Heartland Express, Inc.                                       154,980
  4,800     Hythiam, Inc.(a),(f)                                           41,520
 11,900     JB Hunt Transport Services, Inc.                              348,908
  4,600     Knight Transportation, Inc.                                    89,148
  6,910     Laidlaw International, Inc.                                   238,741
  5,100     Landstar System, Inc.                                         246,075
  1,237     Marten Transport Ltd.(a)                                       22,278
  3,162     Old Dominion Freight Line, Inc.(a)                             95,334
    400     P.A.M. Transportation Services, Inc.(a)                         7,312
  4,400     Pacer International, Inc.                                     103,488
  1,500     Quality Distribution, Inc.(a)                                  16,845
  3,300     Sirva, Inc.(a)                                                  6,534
  1,300     TAL International Group, Inc.                                  38,623
  1,900     U.S. Xpress Enterprises, Inc. Class A(a)                       35,302
    700     USA Truck, Inc.(a)                                             11,620
  6,600     UTI Worldwide, Inc.                                           176,814
    900     Universal Truckload Services, Inc.(a)                          17,883
  1,800     Wabash National Corp.                                          26,334
  6,100     Werner Enterprises, Inc.                                      122,915
  5,029     YRC Worldwide, Inc.(a)                                        185,067
                                                                     ------------
                                                                        3,185,938
                                                                     ------------
            TOTAL COMMON STOCKS
            (Cost - $268,766,370) - 94.9%                             367,054,337
                                                                     ------------
               WARRANTS(i)

  TELEPHONE - 0.0%
    121     Optical Cable Corp.
              (expires 10/24/2007)                                             31
                                                                     ------------
            TOTAL WARRANTS
            (Cost - $0) - 0.0%                                                 31
                                                                     ------------
            OTHER INTERESTS(d)

  ENERGY & UTILITIES - 0.0%
    600     PetroCorp Inc. (Escrow Shares)                                      -
                                                                     ------------
            TOTAL OTHER INTERESTS
            (Cost - $0) - 0.0%                                                  -
                                                                     ------------

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

 BENEFICIAL
 INTEREST    INDUSTRY/ISSUE                                                 VALUE
---------------------------------------------------------------------------------
             SHORT-TERM SECURITIES

$17,936,132  BlackRock Liquidity Series, LLC Cash Sweep
             Series, 5.33%(b),(e)                                    $ 17,936,132
 24,640,230  BlackRock Liquidity Series, LLC Money
             Series, 5.33%(b),(c),(e)                                  24,640,230
                                                                     ------------
             TOTAL SHORT-TERM SECURITIES
             (Cost - $42,576,362) - 11.0%                              42,576,362
                                                                     ------------
TOTAL INVESTMENTS

             (Cost - $311,342,732*) - 105.9%                          409,630,730
                                                                     ------------
             LIABILITIES IN EXCESS OF OTHER ASSETS - (5.9%)           (22,771,368)
                                                                     ------------
             NET ASSETS - 100.0%                                     $386,859,362
                                                                     ============

     * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                                                       $312,091,615
                                                                     ============
Gross unrealized appreciation                                        $112,570,998
Gross unrealized depreciation                                         (15,031,883)
                                                                     ------------
Net unrealized appreciation                                          $ 97,539,115
                                                                     ============

  (a) Non-income-producing security.
  (b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, were as follows:

                                                                                           INTEREST/
                            PURCHASE                  SALES        REALIZED                DIVIDEND
AFFILIATE                       COST                   COST            LOSS                  INCOME
----------------------------------------------------------------------------------------------------
Anthracite Capital, Inc.    $  7,505                      -               -                    2,509
BlackRock, Inc.             $181,100             $  162,480         $(6,436)               $  12,864
BlackRock Liquidity
     Series, LLC Cash
     Sweep Series                  -             $4,771,244**             -                 $677,830
BlackRock Liquidity
     Series, LLC
     Money Market Series    $587,470*                     -               -                 $175,712

  * Represents net purchase cost.
 ** Represents net sales cost.
(c) Security was purchased with the cash proceeds from securities loans.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income-producing.
(e) Represents the current yield as of June 30, 2007.
(f) Security, or a portion of security, is on loan.
(g) All or a portion of security held as collateral in connection with open financial futures contracts.
(h) Depositary receipts.
(i) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income-producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
 o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
 o  Financial futures contracts purchased as of June 30, 2007, were as follows:

NUMBER OF                             EXPIRATION          FACE      UNREALIZED
CONTRACTS                ISSUE              DATE         VALUE    DEPRECIATION
-----------------------------------------------------------------------------
       15   Russell 2000 Index    September 2007   $ 6,346,539     $  (30,789)
       26   S&P MidCap 400 Index  September 2007   $11,907,885       (153,285)
                                                                   ----------
TOTAL UNREALIZED DEPRECIATION                                      $ (184,074)
                                                                   ==========

SEE NOTES TO FINANCIAL STATEMENTS.

78

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
PORTFOLIO INFORMATION AS OF JUNE 30, 2007 (UNAUDITED)

      INDUSTRY                                      PERCENTAGE
REPRESENTATION                                OF NET ASSETS(+)
--------------------------------------------------------------
Miscellaneous Finance                                    10.4%
Business Services                                        10.3
Drugs & Medicine                                          8.9
Electronics                                               6.2
Real Property                                             4.7
Insurance                                                 4.5
Energy & Raw Materials                                    4.0
Domestic Oil                                              3.8
Energy & Utilities                                        3.7
Banks                                                     3.6
Producer Goods                                            3.5
Media                                                     3.3
Telephone                                                 2.8
Retail                                                    2.8
Travel & Recreation                                       2.4
Chemicals                                                 2.1
Construction                                              1.8
Non-Durables                                              1.7
Food & Agriculture                                        1.7
Business Machines                                         1.5
Non-Ferrous Metals                                        1.1
Apparel                                                   1.1
Motor Vehicles                                            1.1
Aerospace                                                 0.9
Air Transport                                             0.9
Miscellaneous                                             0.9
Consumer Durables                                         0.9
Trucking & Freight                                        0.8
Railroads & Shipping                                      0.6
Steel                                                     0.6
Paper & Forest Products                                   0.5
Containers                                                0.4
International Oil                                         0.4
Tobacco                                                   0.3
Soaps & Cosmetics                                         0.3
Optical Photo & Equipment                                 0.1
Tires & Rubber Goods                                      0.1
Gold                                                      0.1
Liquor                                                    0.1
Other*                                                   11.0

* Includes portfolio holdings in short-term investments.

+ Total may not equal 100%.

  For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

SEE NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

MASTER EXTENDED MARKET INDEX SERIES
AS OF JUNE 30, 2007 (UNAUDITED)

ASSETS
  Investments in unaffiliated securities, at value (including securities loaned of $23,676,525) (identified
     cost - $267,666,010)                                                         $365,582,422
  Investments in affiliated securities, at value (identified
     cost - $43,676,722)                                                            44,048,308
  Receivables:
     Securities sold                                              $1,674,959
     Contributions                                                   633,713
     Dividends                                                       284,876
     Securities lending                                               31,367         2,624,915
                                                                  ----------
  Prepaid expenses                                                                       2,888
                                                                                  ------------
  Total assets                                                                     412,258,533
                                                                                  ------------
LIABILITIES
  Collateral on securities loaned, at value                                         24,640,230
  Bank overdraft                                                                       109,679
  Payables:
     Securities purchased                                            445,240
     Withdrawals                                                     130,219
     Variation margin                                                 47,400
     Investment adviser                                                7,437
     Other affiliates                                                  2,934           633,230
                                                                  ----------
  Accrued expenses                                                                      16,032
                                                                                  ------------
Total liabilities                                                                   25,399,171
                                                                                  ------------
Net assets                                                                        $386,859,362
                                                                                  ============

NET ASSETS CONSIST OF:
  Investors' capital                                                              $288,755,438
  Unrealized appreciation - net                                                     98,103,924
                                                                                  ------------
Net assets                                                                        $386,859,362
                                                                                  ============

SEE NOTES TO FINANCIAL STATEMENTS.

80

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

MASTER EXTENDED MARKET INDEX SERIES
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of $2,273 foreign withholding tax and
     including $15,373 from affiliates)                                            $ 1,714,649
  Interest from affiliates                                                             677,830
  Securities lending - net                                                             175,712
                                                                                   -----------
Total income                                                                         2,568,191
                                                                                   -----------

EXPENSES
  Professional fees                                               $   33,915
  Accounting services                                                 29,488
  Custodian fees                                                      24,168
  Investment advisory fees                                            17,976
  Printing and shareholder reports                                    10,901
  Directors' fees and expenses                                         1,924
  Other                                                                5,440
                                                                  ----------
Total expenses                                                                         123,812
                                                                                   -----------
  Investment income - net                                                            2,444,379
                                                                                   -----------

REALIZED & UNREALIZED GAIN - NET
  Realized gain on:
     Investments - net (including $6,436 loss from affiliates)     7,662,837
     Financial futures contracts - net                             1,668,396         9,331,233
                                                                  ----------
  Change in unrealized appreciation/depreciation on:
     Investments - net                                            19,699,377
     Financial futures contracts - net                                87,043        19,786,420
                                                                  ----------       -----------
Total realized and unrealized gain - net                                            29,117,653
                                                                                   -----------
Net increase in net assets resulting from operations                               $31,562,032
                                                                                   ===========

SEE NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

MASTER EXTENDED MARKET INDEX SERIES
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2006

INCREASE (DECREASE)IN NET ASSETS:                             6/30/2007           12/31/2006
                                                          ----------------------------------
OPERATIONS
  Investment income - net                                  $  2,444,379         $  4,765,355
  Realized gain - net                                         9,331,233           19,990,458
  Change in unrealized appreciation/depreciation - net       19,786,420           17,309,432
                                                           ---------------------------------
Net increase in net assets resulting from operations         31,562,032           42,065,245
                                                           ---------------------------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                                71,441,206          112,081,318
  Fair value of withdrawals                                 (40,486,580)         (82,758,542)
                                                           ---------------------------------
Net increase in net assets derived from capital
  transactions                                               30,954,626           29,322,776
                                                           ---------------------------------
NET ASSETS
  Total increase in net assets                               62,516,658           71,388,021
  Beginning of period                                       324,342,704          252,954,683
                                                           ---------------------------------
  End of period                                            $386,859,362         $324,342,704
                                                           =================================

SEE NOTES TO FINANCIAL STATEMENTS.

82

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

The following ratios have been derived from information provided in the financial statements.

                                                   FOR THE
                                                  SIX-MONTH
                                                ENDED JUNE 30,               FOR THE YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                    2007           2006         2005         2004         2003          2002
                                                ----------------------------------------------------------------------------
TOTAL INVESTMENT RETURN
Total investment return                             9.36%#        15.92%       10.58%       18.43%       44.11%       (17.77%)

RATIOS TO AVERAGE NET ASSETS
Expenses, net of reimbursement                       .07%*          .08%         .07%         .09%         .12%          .08%
Expenses                                             .07%*          .08%         .07%         .09%         .13%          .15%
Investment income - net                             1.36%*         1.66%        1.25%        1.08%        1.09%         1.11%

SUPPLEMENTAL DATA
Net assets, end of period (in thousands)        $386,859       $324,343     $252,955     $217,991     $172,482       $93,763
Portfolio turnover                                     8%            24%          18%          23%          15%           28%

   * Annualized
   # Aggregate total investment return

SEE NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust. The Limited Liability Company Agreement permits the Directors (and prior to June 15, 2007, the Declaration of Trust permits the Trustees) to issue nontransferable interests in the Master LLC/Trust, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees is referred to as the Board of Directors. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

           A. VALUATION OF INVESTMENTS - Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market, or

84

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

              Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

              Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

              Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Board of Directors of the Master LLC. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Master LLC.

              Generally, trading in foreign securities, as well as U.S. government securities, money market instruments, and certain fixed-income securities is substantially completed each day at various times prior

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

              to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility, or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Master LLC's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Master LLC's Board of Directors.

           B. DERIVATIVE FINANCIAL INSTRUMENTS - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

              1. FINANCIAL FUTURES CONTRACTS - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the

86

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

                 broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

              2. OPTIONS - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

                 Written and purchased options are non-income-producing investments.

           C. INCOME TAXES - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

              can satisfy the requirements of subchapter M of the Internal Revenue Code.

           D. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

           E. SECURITIES LENDING - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative, and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

88

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

           F. BANK OVERDRAFT - The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

           G. RECENT ACCOUNTING PRONOUNCEMENTS - Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes
              - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' tax returns remains open for the years ended December 31, 2003. through December 31, 2006.

              In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Series' financial statements, if any, has not been determined.

              In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or

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           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

              before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Series' financial statements, if any, has not been determined.

(2) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         The Series has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

         The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides monthly at an annual rate fee that is a percentage of the management fee paid by the Series to the Manager.

         The Master LLC, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission permitting the Series to lend its portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill

90

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           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

         Lynch, or its affiliates. As of June 30, 2007, the Series lent securities with a value of $324,270 to MLPF&S or its affiliates. Pursuant to that order, the Series also has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM, may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended June 30, 2007, BIM received $69,632 in securities lending agent fees from the Series.

         In addition, MLPF&S received $3,301 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2007.

         For the six months ended June 30, 2007, the Series reimbursed the Manager $2,939 for certain accounting services.

         Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

(3) INVESTMENTS
--------------------------------------------------------------------------------

         Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2007, were $67,758,737 and $27,196,693, respectively.

(4) SHORT-TERM BORROWINGS
--------------------------------------------------------------------------------

         The Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires in November 2007. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2007 (UNAUDITED)

         borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory, or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each funds' election, the federal Series rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2007.

92

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

                TRUSTEES    Christopher W. Claus
                            Barbara B. Dreeben
                            Robert L. Mason, Ph.D.
                            Michael F. Reimherr
                            Richard A. Zucker

          ADMINISTRATOR,    USAA Investment Management Company
     INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER,    San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT    USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

               CUSTODIAN    JP Morgan Chase Bank
                            3 Chase Metrotech
                            Brooklyn, New York 11245

        ACCOUNTING AGENT    State Street Bank and Trust Company
                            500 College Road East
                            Princeton, New Jersey 08540

             INDEPENDENT    Ernst & Young LLP
       REGISTERED PUBLIC    100 West Houston St., Suite 1800
         ACCOUNTING FIRM    San Antonio, Texas 78205

               TELEPHONE    Call toll free - Central time
        ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                            Saturday, 8 a.m. to 5 p.m.

          FOR ADDITIONAL    (800) 531-8181
       INFORMATION ABOUT    For account servicing, exchanges,
            MUTUAL FUNDS    or redemptions (800) 531-8448

         RECORDED MUTUAL    24-hour service (from any phone)
       FUND PRICE QUOTES    (800) 531-8066

       USAA SELF-SERVICE    For account balance, last transaction, fund
        TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                            (800) 531-8777

         INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37757-0807                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.